TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—95.4% of Net Assets
Application Software—19.5%
Adobe, Inc.(1)	434	$152,395
Alteryx, Inc.(1)	478	66,667
Anaplan, Inc.(1)	949	54,653
Autodesk, Inc.(1)	754	148,425
Bill.Com Holdings, Inc.(1)	6	302
Elastic NV (Netherlands)(1)	532	34,516
Salesforce.com, Inc.(1)	1,063	193,795
Splunk, Inc.(1)	873	135,542
Trade Desk, Inc. (The)(1)	484	130,283
Workday, Inc.(1)	413	76,252

		992,830

Auto Parts & Equipment—0.4%
Aptiv PLC	240	20,350

Cable & Satellite—5.6%
Altice USA, Inc.(1)	3,059	83,694
Charter Communications, Inc.(1)	255	131,952
Comcast Corp.	1,635	70,616

		286,262

Communications Equipment—2.7%
Palo Alto Networks, Inc.(1)	592	138,990

Data Processing & Outsourced Services—5.3%
Mastercard, Inc.	350	110,579
Square, Inc.(1)	672	50,192
Visa, Inc.	549	109,234

		270,005

Health Care Equipment—2.6%
IDEXX Laboratories, Inc.(1)	290	78,593
Intuitive Surgical, Inc.(1)	100	55,978

		134,571

Home Entertainment Software—3.5%
Activision Blizzard, Inc.	1,826	106,784
Electronic Arts, Inc.(1)	666	71,875

		178,659

Internet & Direct Marketing Retail—3.8%
Amazon.com, Inc.(1)	80	160,698
Revolve Group, Inc.(1)	1,928	34,299

		194,997

Internet Services & Infrastructure—12.8%
Alibaba Group Holding, Ltd. (SP ADR)(1)	568	117,343
Alphabet, Inc.(1)	116	166,203
Baidu, Inc. (SP ADR) (China)(1)	542	66,970
Facebook, Inc.(1)	703	141,943
Tencent Holdings, Ltd. (SP ADR) (China)	2,107	100,946
Twilio, Inc.(1)	463	57,569

		650,974

IT Consulting & Other Services—3.8%
Accenture PLC	308	63,205
EPAM Systems, Inc.(1)	573	130,724

		193,929

Life Sciences Tools & Services—0.5%
NeoGenomics, Inc.(1)	714	23,012

Semiconductor Equipment—10.6%
Analog Devices, Inc.	739	81,105
ASML Holding NV (Netherlands)	630	176,816
Lam Research Corp.	599	178,628
Texas Instruments, Inc.	501	60,446
Xilinx, Inc.	503	42,493

		539,488

Semiconductors—9.6%
Broadcom, Inc.	138	42,112
Intel Corp.	1,798	114,946
Micron Technology, Inc.(1)	1,803	95,721
NVIDIA Corp.	441	104,266
QUALCOMM, Inc.	1,569	133,851

		490,896

Specialized REITs—4.8%
American Tower Corp.	507	117,492
Equinix, Inc.	218	128,561

		246,053

Systems Software—8.2%
Microsoft Corp.	1,183	201,382
ServiceNow, Inc.(1)	646	218,497

		419,879

Technology Hardware, Storage & Peripherals—0.8%
Western Digital Corp.	655	42,902

Wireless Telecommunication Services—0.9%
T-Mobile US, Inc.(1)	588	46,564

Total Common Stock (Cost: $3,821,174)		4,870,361

Money Market Investments—4.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class,1.52%(2)	244,590	244,590

Total Money Market Investments (Cost: $244,590)		244,590

Total Investments (100.2%) (Cost: $4,065,764)		5,114,951

Liabilities In Excess Of Other Assets (-0.2%)		(8,799)

Net Assets (100.0%)		$5,106,152

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2020.
REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Application Software	19.5%
Auto Parts & Equipment	0.4
Cable & Satellite	5.6
Communications Equipment	2.7
Data Processing & Outsourced Services	5.3
Health Care Equipment	2.6
Home Entertainment Software	3.5
Internet & Direct Marketing Retail	3.8
Internet Services & Infrastructure	12.8
Life Sciences Tools & Services	0.5
IT Consulting & Other Services	3.8
Semiconductor Equipment	10.6
Semiconductors	9.6
Specialized REITs	4.8
Systems Software	8.2
Technology Hardware, Storage & Peripherals	0.8
Wireless Telecommunication Services	0.9
Money Market Investments	4.8

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$992,830	$—	$—	$992,830
Auto Parts & Equipment	20,350	—	—	20,350
Cable & Satellite	286,262	—	—	286,262
Communications Equipment	138,990	—	—	138,990
Data Processing & Outsourced Services	270,005	—	—	270,005
Health Care Equipment	134,571	—	—	134,571
Home Entertainment Software	178,659	—	—	178,659
Internet & Direct Marketing Retail	194,997	—	—	194,997
Internet Services & Infrastructure	650,974	—	—	650,974
IT Consulting & Other Services	193,929	—	—	193,929
Life Sciences Tools & Services	23,012	—	—	23,012
Semiconductor Equipment	539,488	—	—	539,488
Semiconductors	490,896	—	—	490,896
Specialized REITs	246,053	—	—	246,053
Systems Software	419,879	—	—	419,879
Technology Hardware, Storage & Peripherals	42,902	—	—	42,902
Wireless Telecommunication Services	46,564	—	—	46,564

Total Common Stock	4,870,361	—	—	4,870,361

Money Market Investments	244,590	—	—	244,590

Total Investments	$5,114,951	$—	$—	$5,114,951

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
EXCHANGE-TRADED FUNDS—2.5% of Net Assets
iShares MSCI EAFE Index Fund	11,160	$753,077

Total Exchange-traded Funds (Cost: $725,446)		753,077

INVESTMENT COMPANIES—97.1%

Diversified Equity Funds—38.4%
TCW Global Real Estate Fund—I Class(1)	165,563	1,880,794
TCW New America Premier Equities Fund—I Class(1)	190,892	4,169,081
TCW Relative Value Large Cap Fund—I Class(1)	169,616	2,033,690
TCW Relative Value Mid Cap Fund—I Class(1)	14,251	307,826
TCW Select Equities Fund—I Class(1)	104,200	2,942,603

		11,333,994

Diversified Fixed Income Funds—58.7%
Metropolitan West Low Duration Bond Fund—I Class(1)	244,963	2,153,228
Metropolitan West Total Return Bond Fund—I Class(1)	296,401	3,298,947
Metropolitan West Unconstrained Bond Fund—I Class(1)	488,872	5,851,792
TCW Global Bond Fund—I Class(1)	72,309	730,319
TCW Total Return Bond Fund—I Class(1)	519,073	5,258,211

		17,292,497

Total Investment Companies (Cost: $25,804,886)		28,626,491

MONEY MARKET INVESTMENTS—0.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(2)	120,590	120,590

Total Money Market Investments (Cost: $120,590)		120,590

Total Investments (100.0%) (Cost: $26,650,922)		29,500,158
Liabilities In Excess Of Other Assets (0.0%)		(6,834)

Net Assets (100.0%)		$29,493,324

Notes to the Schedule of Investments

(1)	Affiliated issuer.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2020.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the year ended January 31, 2020 is as follows:

Name of Affiliated Fund	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2020	Value at January 31, 2020	Dividends and Interest Income Received	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/ (Loss) on Investments	Net change in Unrealized Gain/ (Loss) on Investments
Metropolitan West Low Duration Bond Fund—I Class	$2,241,323	$12,833	$103,157	244,963	2,153,228	$12,790	$—	$(28)	$2,257
Metropolitan West Total Return Bond Fund—I Class	$3,392,808	$47,477	$155,888	296,401	3,298,947	19,830	27,621	(1,672)	16,221
Metropolitan West Unconstrained Bond Fund—I Class	$6,057,278	$49,734	$279,236	488,872	5,851,792	49,706	—	(876)	24,891
TCW Global Bond Fund—I Class	$752,383	$23,669	$34,605	72,309	730,319	4,633	17,056	488	(11,617)
TCW Global Real Estate Fund—I Class	$1,909,641	$25,709	$87,547	165,563	1,880,794	25,709	—	2,878	30,113
TCW New America Premier Equities Fund—I Class	$4,033,000	$36,191	$190,941	190,892	4,169,081	19,712	16,478	5,731	285,101
TCW Relative Value Large Cap Fund—I Class	$2,072,391	$793,808	$97,563	169,616	2,033,690	51,823	741,985	4,070	(739,016)
TCW Relative Value Mid Cap Fund—I Class	$307,040	$7,611	$14,723	14,251	307,826	2,483	5,128	(2,906)	10,803
TCW Select Equities Fund—I Class	$2,769,588	$235,877	$131,787	104,200	2,942,603	—	235,877	(6,493)	75,417
TCW Total Return Bond Fund—I Class	$5,409,922	$67,990	$249,790	519,073	5,258,211	51,873	—	(4,986)	35,075

Total					$28,626,491	$238,559	$1,044,145	$(3,794)	$(270,755)

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	58.7%
Diversified Equity Funds	38.4
Exchange-Traded Funds	2.5
Money Market Investments	0.4

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$753,077	$—	$—	$753,077
Investment Companies	28,626,491	—	—	28,626,491
Money Market Investments	120,590	—	—	120,590

Total Investments	$29,500,158	$—	$—	$29,500,158

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.4% of Net Assets
Brazil—5.8%
Arco Platform, Ltd.(1)	600	$31,128
B3 S.A.—Brasil Bolsa Balcao	5,100	57,525
CCR S.A.	13,500	57,624
IRB Brasil Resseguros S.A.	4,300	45,111
JBS SA	10,500	67,768
YDUQS Part(1)	4,400	54,273

Total Brazil (Cost: $254,982)		313,429

China—36.5%
58.Com, Inc. (ADR)(1)	400	22,248
Alibaba Group Holding, Ltd. (SP ADR)(1)	1,784	368,557
China Aoyuan Group, Ltd.	19,000	25,326
China Construction Bank Corp.—Class H	106,000	80,317
China Merchants Bank Co., Ltd.—Class H	12,000	57,872
China National Building Material Co., Ltd.—Class H	28,000	26,772
China Resources Cement Holdings, Ltd.	24,000	26,856
Galaxy Entertainment Group, Ltd.	16,000	104,736
GD Power Development Co., Ltd.	87,500	27,704
Geely Automobile Holdings, Ltd.	15,000	23,774
Greentown Service Group Co., Ltd.	32,000	33,766
Guangzhou Automobile Group Co., Ltd.—Class H	50,000	50,123
Guangzhou R&F Properties Co., Ltd.—Class H	16,400	24,744
JOYY, Inc.(1)	480	29,055
Kaisa Group Holdings, Ltd.	48,000	19,909
Kunlun Energy Co., Ltd.	32,000	24,792
KWG Property Holding, Ltd.	19,000	24,609
Luckin Coffee, Inc. (ADR)(1)	500	16,245
New Oriental Education & Technology Group, Inc. (SP ADR)(1)	300	36,465
Ping An Insurance Group Co. of China, Ltd.—Class H	11,650	131,765
RiseSun Real Estate Development Co., Ltd.	22,600	28,765
Shenzhen International Holdings, Ltd.	13,500	26,973
Shenzhen Overseas Chinese Town Co., Ltd.	21,800	21,731
Shui On Land, Ltd.	134,500	26,819
Sichuan Swellfun Co., Ltd.	6,900	49,760
Sino Biopharmaceutical, Ltd.	21,000	27,738
Sinotruk Hong Kong, Ltd.	18,500	31,772
Tencent Holdings, Ltd.	7,300	348,215
Tus Environmental Science And Technology Development Co., Ltd.	18,100	22,251
WuXi AppTec Co., Ltd.—Class H	3,360	40,707
Wuxi Biologics, Inc.(1)	6,500	82,229
Yuexiu Property Co., Ltd.	102,000	20,422
Yuzhou Properties Co., Ltd.	63,000	29,074
Zhongsheng Group Holdings, Ltd.	10,500	38,652

Total China (Cost: $1,605,929)		1,950,743

Egypt—2.5% (Cost: $104,910)
Commercial International Bank Egypt SAE	24,567	132,320

Greece—4.1%
Alpha Bank AE(1)	58,135	116,266
OPAP S.A.	1,261	15,690
Piraeus Bank S.A.(1)	24,395	86,567

Total Greece (Cost: $157,452)		218,523

Hungary—0.9% (Cost: $43,654)
Richter Gedeon Nyrt	2,374	50,955

India—5.6%
Avenue Supermarts, Ltd.(1)	1,758	52,483
HDFC Bank, Ltd. (ADR)	400	22,912
Hindustan Unilever, Ltd.	1,519	43,310
ICICI Bank, Ltd. (SP ADR)	2,200	32,076
Reliance Industries, Ltd.	3,107	61,212
State Bank of India(1)	6,493	28,838
Tata Power Co., Ltd. (The)	36,151	29,184
Tata Steel, Ltd.	4,839	29,476

Total India (Cost: $274,735)		299,491

Indonesia—1.1%
Bank Central Asia Tbk PT	12,600	29,774
Bank Mandiri Persero Tbk PT	54,500	29,800

Total Indonesia (Cost: $57,421)		59,574

Kenya—2.4% (Cost: $103,864)
Safaricom, Ltd.	414,100	126,542

Mexico—1.3% (Cost: $59,464)
Genomma Lab Internacional S.A.B. de C.V.—Class B(1)	58,500	68,834

Philippines—1.5%
BDO Unibank, Inc.	7,600	22,071
Wilcon Depot, Inc.	162,100	60,082

Total Philippines (Cost: $78,747)		82,153

Poland—0.4% (Cost: $23,717)
Orange Polska S.A.(1)	12,700	22,888

Russia—6.1%
Gazprom PJSC (SP ADR)	3,250	22,717
LUKOIL PJSC (SP ADR)	583	59,542
MMC Norilsk Nickel PJSC (ADR)	570	18,388
Sberbank of Russia PJSC	20,090	79,275
X5 Retail Group NV	1,719	63,139
Yandex N.V.(1)	1,900	85,139

Total Russia (Cost: $257,690)		328,200

South Africa—2.8%
Capitec Bank Holdings, Ltd.	258	23,155
Clicks Group, Ltd.	1,686	27,219
Exxaro Resources, Ltd.	3,425	27,805
FirstRand, Ltd.	13,710	52,574
Telkom S.A. SOC, Ltd.	8,500	18,138

Total South Africa (Cost: $141,219)		148,891

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Shares	Value

South Korea—10.4%
Daelim Industrial Co., Ltd.	288	$19,351
Doosan Bobcat, Inc.(1)	900	23,142
Hyundai Mobis Co., Ltd.	133	25,433
Hyundai Motor Co.	285	29,586
Hyundai Steel Co.	900	21,111
KB Financial Group, Inc.(1)	1,411	51,904
LG Household & Health Care, Ltd.	40	41,837
Samsung Electronics Co., Ltd.	5,009	232,082
Samwha Capacitor Co., Ltd.	700	31,271
Shinsegae, Inc.	237	52,561
SK Holdings Co., Ltd.	140	27,369

Total South Korea (Cost: $543,673)		555,647

Taiwan—13.6%
Accton Technology Corp.	10,000	53,152
ASPEED Technology, Inc.	1,000	30,622
Chailease Holding Co., Ltd.	13,000	53,908
CTBC Financial Holding Co., Ltd.	39,000	28,286
E.Sun Financial Holding Co., Ltd.	33,000	30,486
Eva Airways Corp.	59,000	23,722
Taiwan Semiconductor Manufacturing Co., Ltd.	33,000	340,369
Taiwan Union Technology Corp.	18,000	73,843
United Microelectronics Corp.	74,000	36,123
Win Semiconductors Corp.	2,000	18,131
Yageo Corp.	3,000	37,631

Total Taiwan (Cost: $578,618)		726,273

Thailand—1.0% (Cost: $57,752)
CP ALL PCL (NVDR)	23,600	53,356

Turkey—0.4% (Cost: $24,103)
Koc Holding A.S.	7,100	23,107

United States—3.0%
Applied Materials, Inc.	1,300	75,387
MSCI, Inc.	200	57,160
Western Digital Corp.	400	26,200

Total United States (Cost: $106,717)		158,747

Total Common Stock (Cost: $4,474,647)		5,319,673

MONEY MARKET INVESTMENTS—1.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(2)	66,805	66,805

Total Money Market Investments (Cost: $66,805)		66,805

Total Investments (100.7%) (Cost: $4,541,452)		5,386,478

Liabilities In Excess Of Other Assets (-0.7%)		(37,057)

Total Net Assets (100.0%)		$5,349,421

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
NVDR	Non-Voting Depositary Receipt.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2020.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Airlines	0.4%
Auto Components	0.5
Automobiles	1.9
Banks	15.9
Beverages	0.9
Capital Markets	2.2
Commercial Services & Supplies	1.0
Communications Equipment	1.0
Construction & Engineering	0.4
Construction Materials	1.0
Diversified Consumer Services	2.3
Diversified Financial Services	2.0
Diversified Telecommunication Services	0.8
Electric Utilities	0.6
Electronic Equipment, Instruments & Components	2.7
Food & Staples Retailing	3.7
Food Products	1.2
Gas Utilities	0.5
Hotels, Restaurants & Leisure	3.0
Household Products	1.6
Independent Power and Renewable Electricity Producers	0.5
Industrial Conglomerates	0.9
Insurance	3.3
Interactive Media & Services	15.9
Life Sciences Tools & Services	2.3
Machinery	1.0
Metals & Mining	1.3
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	2.7
Real Estate Management & Development	3.8
Semiconductors & Semiconductor Equipment	9.4
Specialty Retail	1.8
Technology Hardware, Storage & Peripherals	4.8
Transportation Infrastructure	1.6
Wireless Telecommunication Services	2.4
Money Market Investments	1.3

Total	100.7%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$—	$23,722	$—	$23,722
Auto Components	—	25,433	—	25,433
Automobiles	—	103,484	—	103,484
Banks	210,463	641,454	—	851,917
Beverages	—	49,760	—	49,760
Capital Markets	114,685	—	—	114,685
Commercial Services & Supplies	—	56,017	—	56,017
Communications Equipment	—	53,152	—	53,152
Construction & Engineering	—	19,352	—	19,352
Construction Materials	—	53,628	—	53,628
Diversified Consumer Services	121,866	—	—	121,866
Diversified Financial Services	—	106,483	—	106,483
Diversified Telecommunication Services	—	41,026	—	41,026
Electric Utilities	—	29,184	—	29,184
Electronic Equipment, Instruments & Components	—	142,746	—	142,746
Food & Staples Retailing	63,139	133,057	—	196,196
Food Products	67,768	—	—	67,768
Gas Utilities	—	24,792	—	24,792
Hotels, Restaurants & Leisure	16,245	142,157	—	158,402
Household Products	—	85,147	—	85,147
Independent Power and Renewable Electricity Producers	—	27,704	—	27,704
Industrial Conglomerates	—	50,476	—	50,476
Insurance	45,111	131,765	—	176,876
Interactive Media & Services	504,998	348,214	—	853,212
Life Sciences Tools & Services	—	122,936	—	122,936
Machinery	—	54,914	—	54,914
Metals & Mining	18,388	50,587	—	68,975
Multiline Retail	—	52,561	—	52,561
Oil, Gas & Consumable Fuels	110,065	61,212	—	171,277
Pharmaceuticals	119,789	27,738	—	147,527
Real Estate Management & Development	—	199,669	—	199,669
Semiconductors & Semiconductor Equipment	75,387	425,245	—	500,632
Specialty Retail	60,082	38,652	—	98,734
Technology Hardware, Storage & Peripherals	26,200	232,082	—	258,282
Transportation Infrastructure	57,623	26,973	—	84,596
Wireless Telecommunication Services	126,542	—	—	126,542

Total Common Stock	1,738,351	3,581,322	—	5,319,673

Money Market Investments	66,805	—	—	66,805

Total Investments	$1,805,156	$3,581,322	$—	$5,386,478

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—34.2% of Net Assets
Angola—0.5%
Angolan Government International Bond
8.25%(1)	05/09/28		$225,000	$243,246
9.38%(1)	05/08/48		225,000	244,547

Total Angola (Cost: $442,748)				487,793

Argentina—0.6%
Argentine Republic Government International Bond
5.88%	01/11/28		605,000	266,767
6.88%	01/26/27		630,000	286,355

Total Argentina (Cost: $736,056)				553,122

Armenia—0.2% (Cost: $200,000)
Ardshinbank CJSC 6.50%(1)	01/28/25		200,000	202,500

Bahrain—1.2%
Bahrain Government International Bond
5.63%(1)	09/30/31		220,000	235,020
6.75%(2)	09/20/29		200,000	233,196
7.00%(1)	10/12/28		355,000	419,898
7.50%(2)	09/20/47		250,000	306,250

Total Bahrain (Cost: $991,914)				1,194,364

Brazil—3.0%
Andrade Gutierrez International SA 9.50%(1)	12/30/24		230,000	239,764
Banco do Brasil S.A. 6.25% (10-year U.S. Treasury Constant Maturity Rate + 4.398%)(2),(3),(4)	04/15/24		200,000	206,800
Brazil Notas do Tesouro Nacional, Series F 10.00%	01/01/27	BRL	1,320,000	367,327
CSN Islands XI Corp. 6.75%(1)	01/28/28		$200,000	198,960
CSN Islands XII Corp. 7.00%(2),(4)	04/15/24		200,000	188,340
Globo Comunicacao e Participacoes SA 4.88%(1)	01/22/30		200,000	204,854
Klabin Austria GmbH 7.00%(1)	04/03/49		200,000	225,666
MV24 Capital BV 6.75%(1)	06/01/34		197,212	213,019
Petrobras Global Finance B.V. 6.85%	06/05/15		975,000	1,164,574

Total Brazil (Cost: $2,808,339)				3,009,304

Chile—0.4%
AES Gener S.A. 7.13% (USD 5 Year Swap rate + 4.644%)(1),(3)	03/26/79		200,000	215,469
Latam Finance, Ltd. 7.00%(1)	03/01/26		200,000	218,160

Total Chile (Cost: $418,529)				433,629

China—1.4%
Fantasia Holdings Group Co. Ltd 7.38%(2)	10/04/21		200,000	197,280
Geopark, Ltd. 5.50%(1)	01/17/27		200,000	199,750
Grupo Aval, Ltd. 4.38%(1)	02/04/30		200,000	202,360
Kaisa Group Holdings, Ltd. 8.50%(2)	06/30/22		200,000	198,360
New Metro Global, Ltd. 6.50%(2)	04/23/21		200,000	200,765
Sunac China Holdings, Ltd. 7.88%(2)	02/15/22		400,000	413,040

Total China (Cost: $1,380,698)				1,411,555

Colombia—0.7%
Ecopetrol S.A. 5.88%	05/28/45		240,000	288,624
Gran Tierra Energy, Inc. 7.75%(1)	05/23/27		200,000	195,020
Millicom International Cellular S.A. 6.25%(1)	03/25/29		200,000	220,700

Total Colombia (Cost: $632,017)				704,344

Costa Rica—0.4% (Cost: $419,666)
Costa Rica Government International Bond 6.13%(1)	02/19/31		400,000	427,000

Dominican Republic—1.2%
Dominican Republic International Bond
4.50%(1)	01/30/30		400,000	401,080
5.95%(1)	01/25/27		170,000	187,027
6.40%(1)	06/05/49		550,000	594,514

Total Dominican Republic (Cost: $1,136,520)				1,182,621

Ecuador—0.8%
Ecuador Government International Bond
7.88%(1)	03/27/25		200,000	170,740
7.88%(1)	01/23/28		400,000	325,920
9.50%(1)	03/27/30		300,000	258,990

Total Ecuador (Cost: $841,180)				755,650

Egypt—1.3%
Egypt Government International Bond
7.05%(1)	01/15/32		400,000	427,438
7.60%(1)	03/01/29		270,000	302,948
8.50%(2)	01/31/47		200,000	229,347
8.70%(1)	03/01/49		275,000	317,969

Total Egypt (Cost: $1,168,942)				1,277,702

El Salvador—0.5%
El Salvador Government International Bond
5.88%(2)	01/30/25		200,000	216,160
7.12%(1)	01/20/50		150,000	165,675
7.65%(2)	06/15/35		65,000	76,154

Total El Salvador (Cost: $411,519)				457,989

Ghana—0.6%
Ghana Government International Bond
8.13%(1)	03/26/32		300,000	308,340
8.95%(1)	03/26/51		300,000	307,587

Total Ghana (Cost: $586,460)				615,927

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
India—0.9%
Future Retail, Ltd. 5.60%(1)	01/22/25		$200,000	$201,500
Greenko Mauritius, Ltd. 6.25%(1)	02/21/23		200,000	206,980
Neerg Energy, Ltd. 6.00%(1)	02/13/22		200,000	202,700
ReNew Power, Ltd. 6.45%(1)	09/27/22		130,000	134,953
Vedanta Resources PLC 6.13%(2)	08/09/24		200,000	177,880

Total India (Cost: $911,068)				924,013

Indonesia—1.8%
Freeport-McMoRan, Inc. 5.40%	11/14/34		130,000	134,069
Indonesia Asahan Aluminium Persero PT 6.53%(1)	11/15/28		250,000	306,875
Minejesa Capital BV
4.63%(2)	08/10/30		200,000	209,380
5.63%(1)	08/10/37		400,000	437,880
Perusahaan Penerbit SBSN Indonesia III 4.15%(2)	03/29/27		300,000	326,460
Saka Energi Indonesia PT 4.45%(1)	05/05/24		400,000	406,520

Total Indonesia (Cost: $1,714,650)				1,821,184

Ivory Coast—0.7% (Cost: $620,325)
Ivory Coast Government International Bond 6.88%(1)	10/17/40	EUR	545,000	648,741

Kazakhstan—0.5%
KazMunayGas National Co. JSC
5.38%(1)	04/24/30		$200,000	237,980
5.75%(1)	04/19/47		200,000	247,880

Total Kazakhstan (Cost: $392,020)				485,860

Kenya—0.8%
Kenya Government International Bond
8.00%(1)	05/22/32		500,000	544,700
8.25%(2)	02/28/48		200,000	215,800

Total Kenya (Cost: $740,310)				760,500

Lebanon—0.1% (Cost: $86,629)
Lebanon Government International Bond 8.25%	05/17/34		250,000	91,992

Mexico—3.4%
Aerovias De Mexico S.a. Company Guar 144a 02/25 7 7.00%	02/05/25		200,000	200,000
Banco Mercantil del Norte S.A.
6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%)(1),(3),(4)	04/15/24		200,000	213,781
Braskem Idesa SAPI 7.45%(1)	11/15/29		200,000	211,250
Industrias Penoles SAB de CV 5.65%(1)	09/12/49		200,000	220,620
Mexico Government Bond (BONOS) 10.00%	12/05/24	MXN	5,990,000	362,454
Mexico Government International Bond 4.50%	01/31/50		$200,000	224,844
Petroleos Mexicanos
5.35%	02/12/28		625,000	632,436
5.95%(1)	01/28/31		225,000	228,622
6.38%	01/23/45		450,000	448,425
6.63%	06/15/35		323,000	337,535
6.95%(1)	01/28/60		75,000	76,148
Unifin Financiera SAB de CV SOFOM ENR 8.38%(1)	01/27/28		200,000	212,860

Total Mexico (Cost: $3,288,363)				3,368,975

Nigeria—0.6%
IHS Netherlands Holdco BV 7.13%(1)	03/18/25		200,000	212,520
Nigeria Government International Bond
7.14%(1)	02/23/30		200,000	206,438
7.70%(1)	02/23/38		200,000	201,411

Total Nigeria (Cost: $584,757)				620,369

Oman—1.0%
Oman Government International Bond
5.63%(1)	01/17/28		220,000	228,316
6.00%(1)	08/01/29		375,000	392,921
6.75%(2)	01/17/48		330,000	328,779

Total Oman (Cost: $875,204)				950,016

Panama—0.5%
C&W Senior Financing DAC 6.88%(1)	09/15/27		200,000	215,020
Global Bank Corp.
5.25% (3 mo. USD LIBOR + 3.300%)(1),(3)	04/16/29		270,000	295,488

Total Panama (Cost: $468,410)				510,508

Peru—0.3% (Cost: $295,971)
Peru LNG SRL 5.38%(1)	03/22/30		280,000	274,960

Qatar—0.7%
Qatar Government International Bond
4.00%(1)	03/14/29		375,000	424,570
4.82%(1)	03/14/49		200,000	255,625

Total Qatar (Cost: $574,784)				680,195

Romania—0.2%
Romanian Government International Bond
2.00%(1)	01/28/32	EUR	50,000	57,131
3.38%(1)	01/28/50	EUR	95,000	111,870

Total Romania (Cost: $160,460)				169,001

Russia—0.9%
Credit Bank of Moscow Via CBOM Finance PLC 4.70%(1)	01/29/25		$200,000	200,300
Russian Federation Government Bond
4.25%(2)	06/23/27		200,000	221,225
4.38%(1)	03/21/29		400,000	451,600

Total Russia (Cost: $775,149)				873,125

Saudi Arabia—1.6%
KSA Sukuk, Ltd. 2.97%(1)	10/29/29		200,000	205,501
Saudi Arabian Oil Co. 3.50%(1)	04/16/29		200,000	212,116
4.25%(1)	04/16/39		200,000	221,920

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
Saudi Government International Bond
2.50%(1)	02/03/27		$350,000	$351,991
2.75%(1)	02/03/32		300,000	302,250
3.75%(1)	01/21/55		250,000	254,753

Total Saudi Arabia (Cost: $1,489,002)				1,548,531

South Africa—1.2%
Eskom Holdings SOC Ltd. 5.75%(2)	01/26/21		200,000	200,860
Petra Diamonds US Treasury PLC 7.25%(2)	05/01/22		200,000	122,813
South Africa Government Bond
5.75%	09/30/49		400,000	394,472
5.88%	06/22/30		325,000	354,916
8.00%	01/31/30	ZAR	2,600,000	162,384

Total South Africa (Cost: $1,258,653)				1,235,445

Sri Lanka—1.4%
Sri Lanka Government Bond
5.75%(1)	04/18/23		$300,000	301,498
6.75%(2)	04/18/28		400,000	387,760
7.55%(1)	03/28/30		250,000	248,050
7.85%(1)	03/14/29		200,000	203,992
Sri Lanka Government International Bond 6.83%(2)	07/18/26		200,000	200,614

Total Sri Lanka (Cost: $1,318,279)				1,341,914

Tanzania —0.2% (Cost: $203,731)
HTA Group, Ltd. 9.13%(2)	03/08/22		200,000	206,500

Turkey—1.1%
Turkey Government International Bond
4.88%	10/09/26		320,000	321,568
5.60%	11/14/24		200,000	211,022
6.13%	10/24/28		325,000	345,096
Turkiye Vakiflar Bankasi TAO 5.25%(1)	02/05/25		200,000	199,300

Total Turkey (Cost: $1,009,696)				1,076,986

Ukraine—1.5%
Metinvest BV 7.75%(1)	10/17/29		200,000	211,274
Ukraine Government International Bond
0.00%(2),(5),(6)	05/31/40		919,000	913,256
7.75%(2)	09/01/26		200,000	227,108
7.75%(2)	09/01/27		140,000	158,892

Total Ukraine (Cost: $1,257,125)				1,510,530

United Arab Emirates—1.0%
Abu Dhabi Government International Bond
2.50%(1)	09/30/29		400,000	407,520
3.13%(1)	09/30/49		400,000	401,560
DP World PLC 4.70%(1)	09/30/49		200,000	209,020

Total United Arab Emirates (Cost: $989,124)				1,018,100

Uruguay—0.5%
Uruguay Government International Bond 4.38%	01/23/31		140,000	160,756
4.98%	04/20/55		299,000	371,657

Total Uruguay (Cost: $427,141)				532,413

Venezuela—0.2%
Venezuela Government International Bond
9.25%(7),(8)	09/15/27		550,000	70,125
9.25%(2),(7),(8)	05/07/28		787,000	100,343

Total Venezuela (Cost: $413,470)				170,468

Vietnam—0.3% (Cost: $250,000)
Mong Duong Finance Holdings BV 5.13%(1)	05/07/29		250,000	258,562

Total Fixed Income Securities (Cost: $32,278,909)				33,792,388

Issues		Shares		Value
COMMON STOCK—62.7%

Brazil—3.7%
Arco Platform, Ltd.(9)			6,200	321,656
B3 S.A.—Brasil Bolsa Balcao			67,500	761,364
CCR S.A.			108,700	463,977
IRB Brasil Resseguros S.A.			71,400	749,046
JBS SA			122,200	788,692
YDUQS Part(9)			46,800	577,272

Total Brazil (Cost: $2,959,008)				3,662,007

China—22.9%
58.Com, Inc. (ADR)(9)			2,500	139,050
Alibaba Group Holding, Ltd. (SP ADR)(9)			20,662	4,268,563
China Aoyuan Group, Ltd.			201,000	267,922
China Construction Bank Corp.—Class H			1,104,000	836,503
China Merchants Bank Co., Ltd.—Class H			125,000	602,827
China National Building Material Co., Ltd.—Class H			290,000	277,285
China Resources Cement Holdings, Ltd.			258,000	288,701
Galaxy Entertainment Group, Ltd.			184,000	1,204,467
GD Power Development Co., Ltd.			879,200	278,373
Geely Automobile Holdings, Ltd.			156,000	247,253
Greentown Service Group Co., Ltd.			624,000	658,433
Guangzhou Automobile Group Co., Ltd.—Class H			472,000	473,165
Guangzhou R&F Properties Co., Ltd.—Class H			165,200	249,254
JOYY, Inc.(9)			4,900	296,597
Kaisa Group Holdings, Ltd.			494,000	204,894
Kunlun Energy Co., Ltd.			338,000	261,863
KWG Property Holdings, Ltd.			153,500	198,817
Luckin Coffee, Inc. (ADR)(9)			6,800	220,932
New Oriental Education & Technology Group, Inc. (SP ADR)(9)			5,051	613,949
Ping An Insurance Group Co. of China, Ltd.—Class H			162,150	1,833,969
RiseSun Real Estate Development Co., Ltd.			227,800	289,943
Shenzhen International Holdings, Ltd.			140,500	280,718
Shenzhen Overseas Chinese Town Co., Ltd.			194,100	193,486
Shui On Land, Ltd.			1,352,500	269,686
Sichuan Swellfun Co., Ltd.			136,800	986,553
Sinotruk Hong Kong, Ltd.			173,500	297,972
Tencent Holdings, Ltd.			85,112	4,059,895
Tus Environmental Science And Technology Development Co., Ltd.			162,300	199,523

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Shares	Value
Weichai Power Co., Ltd.—Class H	190,000	$332,712
WuXi AppTec Co., Ltd.—Class H(1),(9)	40,460	490,173
Wuxi Biologics, Inc.(1),(9)	60,500	765,364
Yuexiu Property Co., Ltd.	922,000	184,598
Yuzhou Properties Co., Ltd.	662,000	305,508
Zhongsheng Group Holdings, Ltd.	154,500	568,736

Total China (Cost: $19,304,276)		22,647,684

Egypt—1.6% (Cost: $1,255,626)
Commercial International Bank Egypt SAE	286,327	1,542,179

Greece—2.4%
Alpha Bank AE(9)	654,445	1,308,845
OPAP S.A.	13,142	163,520
Piraeus Bank S.A.(9)	238,063	844,778

Total Greece (Cost: $1,646,333)		2,317,143

Hungary—0.5% (Cost: $437,612)
Richter Gedeon Nyrt	24,058	516,372

India—3.4%
Avenue Supermarts, Ltd.(1),(9)	17,099	510,466
HDFC Bank, Ltd. (ADR)	5,200	297,856
Hindustan Unilever, Ltd.	14,770	421,126
ICICI Bank, Ltd. (SP ADR)	20,000	291,600
Reliance Industries, Ltd.	48,215	949,901
State Bank of India(9)	67,275	298,792
Tata Power Co., Ltd. (The)	363,086	293,116
Tata Steel, Ltd.	48,607	296,079

Total India (Cost: $3,167,485)		3,358,936

Indonesia—0.6%
Bank Central Asia Tbk PT	130,900	309,319
Bank Mandiri Persero Tbk PT	564,900	308,885

Total Indonesia (Cost: $595,863)		618,204

Kenya—1.4% (Cost: $1,068,654)
Safari.com, Ltd.	4,605,700	1,407,425

Mexico—0.7% (Cost: $619,955)
Genomma Lab Internacional S.A.B. de C.V.—Class B(9)	609,900	717,643

Philippines—1.0%
BDO Unibank, Inc.	215,680	626,359
Wilcon Depot, Inc.	844,300	312,937

Total Philippines (Cost: $972,367)		939,296

Poland—0.2% (Cost: $212,693)
Orange Polska S.A.(9)	113,892	205,258

Russia—4.2%
Gazprom PJSC (SP ADR)	32,700	228,573
Lukoil PJSC (SP ADR)	7,040	718,995
MMC Norilsk Nickel PJSC (ADR)	18,200	587,132
Sberbank of Russia PJSC	221,740	874,982
X5 Retail Group NV	17,909	657,798
Yandex N.V.(9)	24,400	1,093,364

Total Russia (Cost: $3,295,222)		4,160,844

South Africa—1.5%
Capitec Bank Holdings, Ltd.	2,373	212,968
Clicks Group, Ltd.	17,571	283,665
Exxaro Resources, Ltd.	34,840	282,841
FirstRand, Ltd.	142,039	544,683
Telkom S.A. SOC, Ltd.	86,500	184,583

Total South Africa (Cost: $1,430,641)		1,508,740

South Korea—7.0%
Daelim Industrial Co., Ltd.	3,668	246,465
Doosan Bobcat, Inc.(9)	8,500	218,563
Hyundai Mobis Co., Ltd.	1,392	266,183
Hyundai Motor Co.	2,969	308,218
Hyundai Steel Co.	9,500	222,835
KB Financial Group, Inc.(9)	14,620	537,802
LG Household & Health Care, Ltd.	422	441,379
Samsung Electronics Co., Ltd.	72,124	3,341,721
Samwha Capacitor Co., Ltd.	10,800	482,466
Shinsegae, Inc.	2,479	549,783
SK Holdings Co., Ltd.	1,271	248,469

Total South Korea (Cost: $6,557,226)		6,863,884

Taiwan—8.7%
Accton Technology Corp.	136,000	722,864
ASPEED Technology, Inc.	16,000	489,951
Chailease Holding Co., Ltd.	190,000	787,895
CTBC Financial Holding Co., Ltd.	412,000	298,818
E.Sun Financial Holding Co., Ltd.	320,000	295,620
Eva Airways Corp.	555,000	223,145
Taiwan Semiconductor Manufacturing Co., Ltd.	378,000	3,898,769
Taiwan Union Technology Corp.	262,000	1,074,834
United Microelectronics Corp.	556,000	271,414
Win Semiconductors Corp.	28,000	253,828
Yageo Corp.	25,000	313,592

Total Taiwan (Cost: $7,017,299)		8,630,730

Thailand—0.6% (Cost: $603,704)
CP ALL PCL (NVDR)	246,700	557,747

Turkey—0.2% (Cost: $215,298)
Koc Holding A.S.	63,419	206,397

United States—2.1%
Applied Materials, Inc.	18,500	1,072,815
MSCI, Inc.	2,200	628,760
Western Digital Corp.	4,900	320,950

Total United States (Cost: $1,498,852)		2,022,525

Total Common Stock (Cost: $52,858,114)		61,883,014

MONEY MARKET INVESTMENTS—4.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(10)	4,314,630	4,314,630

Total Money Market Investments (Cost: $4,314,630)		4,314,630

Purchased Options (0.0%) (Cost: $10,757)(11)		7,616

Total Investments (101.3%) (Cost: $89,462,410)		99,997,648
Liabilities In Excess Of Other Assets (-1.3%)		(1,285,983)

Total Net Assets (100.0%)		$98,711,665

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

PURCHASED OPTIONS—OTC
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid by Fund	Unrealized (Depreciation)
Currency Options
USD Put / EUR Call	Goldman Sachs	EUR	1.115	4/8/20	1,065,000	$1,065	$7,616	$10,757	$(3,141)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(12)
Citibank N.A.	SAR	565,755	04/06/20	$150,187	$150,860	$673
JP Morgan Chase Bank	IDR	2,481,300,000	04/15/20	180,000	180,571	571

				$330,187	$331,431	$1,244

SELL(13)
Bank of America, N.A	IDR	2,481,300,000	04/15/20	180,366	180,571	(205)
Citibank N.A.	SAR	565,755	04/06/20	150,000	150,860	(860)

				$330,366	$331,431	$(1,065)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
MXN	-	Mexican Peso.
SAR	-	Saudi Riyal.
ZAR	-	South African Rand.
ADR		American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC		Private Joint-Stock Company.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $21,897,631 or 22.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2020, the value of these securities amounted to $6,463,362 or 6.6% of net assets.
(3)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2020.
(4)		Perpetual Maturity.
(5)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)		Security is not accruing interest.
(7)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)		For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)		Non-income producing security.
(10)		Rate disclosed is the 7-day net yield as of January 31, 2020.
(11)		See options table for description of purchased options.
(12)		Fund buys foreign currency, sells U.S. Dollar.
(13)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
0.2%
Airlines	0.5
Auto Manufacturers	1.3
Auto Parts & Equipment	0.6
Banks	10.3
Beverages	1.2
Building Materials	0.6
Chemicals	0.2
Coal	0.3
Commercial Services	2.2
Computers	0.3
Cosmetics/Personal Care	0.4
Diversified Financial Services	3.4
Electric	1.9
Electronics	1.4
Energy-Alternate Sources	0.6
Engineering & Construction	0.7
Entertainment	0.2
Environmental Control	0.2
Food	2.0
Foreign Government Bonds	19.9
Healthcare-Services	1.3
Holding Companies - Diversified	0.2
Household Products/Wares	0.4
Insurance	2.6
Internet	10.0
Iron & Steel	0.9
Lodging	1.2
Machinery-Constr&Mining	0.2
Media	0.2
Metal Fabricate & Hardware	0.2
Mining	1.6
Oil & Gas	7.4
Packaging & Containers	0.2
Pharmaceuticals	1.3
Pipelines	0.3
Real Estate	3.9
Retail	2.5
Semiconductors	9.9
Software	1.0
Telecommunications	3.0
Transportation	0.2
Money Market Investments	4.4

Total	101.3%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2020

Country	Percentage of Net Assets
Angola	0.5%
Argentina	0.6
Armenia	0.2
Bahrain	1.2
Brazil	6.7
Chile	0.4
China	24.3
Colombia	0.7
Costa Rica	0.4
Cote d’Ivoire	0.7
Dominican Republic	1.2
Ecuador	0.8
Egypt	2.9
El Salvador	0.5
Ghana	0.6
Greece	2.3
Hungary	0.5
India	4.3
Indonesia	2.5
Ireland	0.2
Kazakhstan	0.5
Kenya	2.2
Lebanon	0.1
Mexico	4.1
Nigeria	0.6
Oman	1.0
Panama	0.5
Peru	0.3
Philippines	1.0
Poland	0.2
Qatar	0.7
Romania	0.2
Russia	4.9
Saudi Arabia	1.6
South Africa	2.8
South Korea	7.0
Sri Lanka	1.4
Taiwan	8.7
Tanzania	0.2
Thailand	0.6
Turkey	1.3
Ukraine	1.5
United Arab Emirates	1.0
United States	6.4
Uruguay	0.5
Venezuela	0.2
Vietnam	0.3

Total	101.3%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$418,160	$—	$418,160
Banks	—	1,520,529	—	1,520,529
Chemicals	—	211,250	—	211,250
Commercial Services	—	209,020	—	209,020
Diversified Financial Services	—	411,820	—	411,820
Electric	—	1,322,151	—	1,322,151
Energy-Alternate Sources	—	544,633	—	544,633
Engineering & Construction	—	452,283	—	452,283
Foreign Government Bonds	—	19,500,990	170,468	19,671,458
Iron & Steel	—	399,614	—	399,614
Media	—	204,854	—	204,854
Metal Fabricate & Hardware	—	206,500	—	206,500
Mining	—	962,256	—	962,256
Oil & Gas	—	4,897,550	—	4,897,550
Packaging & Containers	—	225,666	—	225,666
Pipelines	—	274,960	—	274,960
Real Estate	—	1,009,445	—	1,009,445
Retail	—	201,500	—	201,500
Telecommunications	—	435,720	—	435,720
Transportation	—	213,019	—	213,019

Total Fixed Income Securities	—	33,621,920	170,468	33,792,388

Common Stock
Airlines	—	223,145	—	223,145
Auto Manufacturers	—	1,326,607	—	1,326,607
Auto Parts & Equipment	—	598,895	—	598,895
Banks	2,131,635	6,555,972	—	8,687,607
Beverages	220,932	986,553	—	1,207,485
Building Materials	—	565,986	—	565,986
Coal	282,841	—	—	282,841
Commercial Services	1,655,198	280,718	—	1,935,916
Computers	320,950	—	—	320,950
Cosmetics/Personal Care	—	441,379	—	441,379
Diversified Financial Services	974,332	1,920,136	—	2,894,468
Electric	—	571,489	—	571,489
Electronics	—	1,388,427	—	1,388,427
Engineering & Construction	—	246,465	—	246,465
Entertainment	—	163,520	—	163,520
Environmental Control	—	199,523	—	199,523
Food	1,446,489	510,466	—	1,956,955
Healthcare-Services	—	1,255,536	—	1,255,536
Holding Companies - Diversified	—	206,397	—	206,397
Household Products/Wares	—	421,126	—	421,126
Insurance	749,046	1,833,970	—	2,583,016
Internet	5,797,573	4,059,895	—	9,857,468
Iron & Steel	—	518,914	—	518,914
Lodging	—	1,204,467	—	1,204,467
Machinery-Constr&Mining	—	218,563	—	218,563
Mining	587,132	—	—	587,132
Oil & Gas	947,568	1,460,233	—	2,407,801
Pharmaceuticals	1,234,016	—	—	1,234,016
Real Estate	—	2,822,542	—	2,822,542
Retail	312,937	1,959,932	—	2,272,869
Semiconductors	1,072,815	8,738,148	—	9,810,963
Software	950,416	—	—	950,416
Telecommunications	1,407,425	1,112,705	—	2,520,130

Total Common Stock	20,091,305	41,791,709	—	61,883,014

Money Market Investments	4,314,630	—	—	4,314,630

Purchased Options	—	7,616	—	7,616

Total Investments	$24,405,935	$75,421,245	$170,468	$99,997,648

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,244	—	1,244

Total	$24,405,935	$75,422,489	$170,468	$99,998,892

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,065)	$—	$(1,065)

Total	$—	$(1,065)	$—	$(1,065)

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—96.8% of Net Assets
Australia—5.7%
Goodman Group	17,914	$177,360
Mirvac Group	100,889	227,619

Total Australia (Cost: $327,936)		404,979

Canada—3.0% (Cost: $203,828)
Summit Industrial Income REIT	22,327	217,944

China—4.6%
China Resources Land, Ltd.	26,000	108,181
Link REIT (The)	8,332	84,276
Longfor Group Holdings, Ltd.	32,500	137,185

Total China (Cost: $284,024)		329,642

Germany—1.8% (Cost: $95,846)
Deutsche Wohnen SE	3,037	128,398

Japan—10.2%
Ichigo Office REIT Investment	204	220,373
Mitsubishi Estate Co., Ltd.	7,400	144,885
Mitsui Fudosan Co., Ltd.	5,900	156,221
Nippon Prologis REIT, Inc.	74	212,672

Total Japan (Cost: $578,992)		734,151

United Kingdom—5.4%
Land Securities Group PLC	8,470	104,543
Segro PLC	23,472	281,359

Total United Kingdom (Cost: $291,618)		385,902

United States—66.1%
Alexandria Real Estate Equities, Inc.	1,284	209,549
American Homes 4 Rent	6,616	180,815
American Tower Corp.	1,106	256,304
Americold Realty Trust	5,698	196,410
DR Horton, Inc.	3,716	219,987
Equinix, Inc.	854	503,629
Gaming and Leisure Properties, Inc.	6,786	320,672
Hilton Worldwide Holdings, Inc.	1,366	147,255
Hudson Pacific Properties, Inc.	8,976	326,188
Invitation Homes, Inc.	3,724	117,194
JBG SMITH Properties	4,004	162,362
Mid-America Apartment Communities, Inc.	1,119	153,538
NexPoint Residential Trust, Inc.	1,431	69,833
Prologis, Inc.	1,815	168,577
Ready Capital Corp.	10,589	172,813
SBA Communications Corp.	800	199,648
Simon Property Group, Inc.	1,550	206,383
Sun Communities, Inc.	1,735	281,365
Terreno Realty Corp.	2,431	139,199
Toll Brothers, Inc.	4,163	184,671
Vail Resorts, Inc.	996	233,572
VICI Properties, Inc.	6,149	164,793
Welltower, Inc.	1,546	131,271

Total United States (Cost: $3,817,043)		4,746,028

Total Common Stock (Cost: $5,599,287)		6,947,044

Total Purchased Options(1) (0.7%) (Cost: $20,822)		50,050

MONEY MARKET INVESTMENTS—2.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(2)	181,072	181,072

Total Money Market Investments (Cost: $181,072)		181,072

Total Investments (100.0%) (Cost: $5,801,181)		7,178,166

Liabilities In Excess Of Other Assets (0.0%)		(727)

Net Assets (100.0%)		$7,177,439

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

PURCHASED OPTIONS - EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Call
Gaming And Leisure Properties	42	4/17/20	80	$378	$42,800	$5,934	$36,866
Put
Digital Realty Trust, Inc.	115	7/17/20	15	184	6,825	10,365	(3,540)
Stag Industrial, Inc.	30	3/20/20	17	55	425	4,523	(4,098)

					$50,050	$20,822	$29,228

WRITTEN OPTIONS - EXCHANGE TRADED
Call
Equinix, Inc.	600	3/20/20	(4)	$(236)	$(7,560)	$(6,960)	$(600)

					$(7,560)	$(6,960)	$(600)

Notes to the Schedule of Investments

(1)	See options table for description of purchased options.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2020.
REIT	Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Diversified REITs	4.7%
Diversified Real Estate Activities	4.2
Health Care REITs	1.8
Homebuilding	5.7
Hotels, Resorts & Cruise Lines	2.1
Industrial REITs	19.2
Leisure Facilities	3.3
Mortgage REITs	2.4
Office REITs	12.8
Purchased Options	0.7
Real Estate Development	3.4
Real Estate Operating Companies	1.8
Residential REITs	11.1
Retail REITs	4.1
Specialized REITs	20.2
Money Market Investments	2.5

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$—	$332,162	$—	$332,162
Diversified Real Estate Activities	—	301,106	—	301,106
Health Care REITs	131,271	—	—	131,271
Homebuilding	404,658	—	—	404,658
Hotels, Resorts & Cruise Lines	147,255	—	—	147,255
Industrial REITs	722,130	671,391	—	1,393,521
Leisure Facilities	233,572	—	—	233,572
Mortgage REITs	172,813	—	—	172,813
Office REITs	698,099	220,373	—	918,472
Real Estate Development	—	245,366	—	245,366
Real Estate Operating Companies	—	128,398	—	128,398
Residential REITs	802,745	—	—	802,745
Retail REITs	206,383	84,276	—	290,659
Specialized REITs	1,445,046	—	—	1,445,046

Total Common Stock	4,963,972	1,983,072	—	6,947,044

Purchased Options	50,050	—	—	50,050

Money Market Investments	181,072	—	—	181,072

Total Investments	$5,195,094	$1,983,072	$—	$7,178,166

Liability Derivatives
Written Options
Equity Risk	$(7,560)	$—	$—	$(7,560)

Total	$(7,560)	$—	$—	$(7,560)

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
MONEY MARKET INVESTMENTS—100.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class,1.52%(1)	6,373,687	$6,373,687

Total Money Market Investments (Cost: $6,373,687)		6,373,687

Total Investments (100.5%) (Cost: $6,373,687)		6,373,687

Liabilities In Excess Of Other Assets (-0.5%)		(32,333)

Total Net Assets (100.0%)		$6,341,354

(1)	Rate disclosed is the 7-day net yield as of January 31, 2020.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Money Market Investments	100.5%

Total	100.5%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money Market Investments	6,373,687	—	—	6,373,687

Total Investments	$6,373,687	$—	$—	$6,373,687

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—93.4% of Net Assets
Aerospace & Defense—5.2%
HEICO Corp.	24,278	$2,972,356
TransDigm Group, Inc.	11,622	7,476,200

		10,448,556

Alternative Carriers—1.2%
Zayo Group Holdings, Inc.(1)	69,827	2,426,488

Application Software—12.5%
Constellation Software, Inc.	20,657	21,726,906
Trade Desk, Inc. (The)(1)	12,526	3,371,749

		25,098,655

Biotechnology—0.1%
Black Diamond Therapeutics, Inc.(1)	5,000	187,500

Communications Equipment—2.2%
Motorola Solutions, Inc.	25,361	4,488,897

Data Processing & Outsourced Services—16.6%
Automatic Data Processing, Inc.	32,321	5,539,496
EVO Payments, Inc.(1)	9,311	258,008
Fiserv, Inc.(1)	140,773	16,697,085
Mastercard, Inc.	6,669	2,107,004
Visa, Inc.	44,381	8,830,488

		33,432,081

Environmental & Facilities Services—2.6%
Waste Connections, Inc. (Canada)	54,094	5,209,793

Financial Exchanges & Data—1.9%
S&P Global, Inc.	13,422	3,942,444

Food Retail—3.4%
Alimentation Couche-Tard, Inc.—Class B (Canada)	202,618	6,776,148

Health Care Equipment—2.7%
Danaher Corp.	34,326	5,522,023

Health Care Services—0.8%
1life Healthcare, Inc.(1)	70,000	1,544,900

Industrial Conglomerates—2.5%
Honeywell International, Inc.	11,308	1,958,772
Roper Technologies, Inc.	8,258	3,151,748

		5,110,520

Industrial Gases—2.7%
Air Products & Chemicals, Inc.	12,667	3,023,740
Linde PLC (Ireland)	11,602	2,356,714

		5,380,454

Industrial Machinery—2.4%
IDEX Corp.	29,920	4,902,392

Integrated Telecommunication Services—1.9%
AT&T, Inc.	100,055	3,764,069

Life Sciences Tools & Services—4.4%
Agilent Technologies, Inc.	40,343	3,330,718
Thermo Fisher Scientific, Inc.	17,658	5,530,309

		8,861,027

Multi-Sector Holdings—4.8%
Berkshire Hathaway, Inc.—Class B(1)	40,396	9,066,074
GS Acquisition Holdings Corp.(1)	52,062	692,425

		9,758,499

Research & Consulting Services—9.7%
IHS Markit, Ltd.(1)	123,493	9,738,658
TransUnion	106,981	9,810,158

		19,548,816

Restaurants—2.6%
Aramark	119,798	5,287,884

Semiconductors—3.3%
Broadcom, Inc.	15,712	4,794,674
Cypress Semiconductor Corp.	76,335	1,780,895

		6,575,569

Systems Software—9.9%
Aspen Technology, Inc.(1)	39,635	4,715,772
Enghouse Systems, Ltd. (Canada)	97,800	3,876,357
Microsoft Corp.	67,086	11,420,050

		20,012,179

Total Common Stock (Cost: $155,081,275)		188,278,894

CONVERTIBLE PREFERRED STOCK—0.7%

Health Care Equipment & Supplies—0.7%
Danaher Corp.	$1,086	1,326,158

Total Convertible Preferred Stock (Cost: $1,117,130)		1,326,158

MONEY MARKET INVESTMENTS—5.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(2)	11,802,220	11,802,220

Total Money Market Investments (Cost: $11,802,220)		11,802,220

Total Investments (100.0%) (Cost: $168,000,625)		201,407,272

Excess Of Other Assets Over Liabilities (0.0%)		65,049

Net Assets (100.0%)		$201,472,321

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2020.

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	5.2%
Alternative Carriers	1.2
Application Software	12.5
Biotechnology	0.1
Communications Equipment	2.2
Data Processing & Outsourced Services	16.6
Environmental & Facilities Services	2.6
Financial Exchanges & Data	1.9
Food Retail	3.4
Health Care Equipment	3.4
Health Care Services	0.8
Industrial Conglomerates	2.5
Industrial Gases	2.7
Industrial Machinery	2.4
Integrated Telecommunication Services	1.9
Life Sciences Tools & Services	4.4
Multi-Sector Holdings	4.8
Research & Consulting Services	9.7
Restaurants	2.6
Semiconductors	3.3
Systems Software	9.9
Money Market Investments	5.9

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$10,448,556	$—	$—	$10,448,556
Alternative Carriers	2,426,488	—	—	2,426,488
Application Software	25,098,655	—	—	25,098,655
Biotechnology	187,500	—	—	187,500
Communications Equipment	4,488,897	—	—	4,488,897
Data Processing & Outsourced Services	33,432,081	—	—	33,432,081
Environmental & Facilities Services	5,209,793	—	—	5,209,793
Financial Exchanges & Data	3,942,444	—	—	3,942,444
Food Retail	6,776,148	—	—	6,776,148
Health Care Equipment	5,522,023	—	—	5,522,023
Health Care Services	1,544,900	—	—	1,544,900
Industrial Conglomerates	5,110,520	—	—	5,110,520
Industrial Gases	5,380,454	—	—	5,380,454
Industrial Machinery	4,902,392	—	—	4,902,392
Integrated Telecommunication Services	3,764,069	—	—	3,764,069
Life Sciences Tools & Services	8,861,027	—	—	8,861,027
Multi-Sector Holdings	9,758,499	—	—	9,758,499
Research & Consulting Services	19,548,816	—	—	19,548,816
Restaurants	5,287,884	—	—	5,287,884
Semiconductors	6,575,569	—	—	6,575,569
Systems Software	20,012,179	—	—	20,012,179

Total Common Stock	188,278,894	—	—	188,278,894

Convertible Preferred Stock	1,326,158	—	—	1,326,158

Money Market Investments	11,802,220	—	—	11,802,220

Total Investments	$201,407,272	$—	$—	$201,407,272

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.2% of Net Assets
Aerospace & Defense—0.9%
Textron, Inc.	54,899	$2,521,511

Air Freight & Logistics—2.2%
United Parcel Service, Inc.—Class B	64,300	6,656,336

Auto Components—2.9%
Johnson Controls International PLC (Ireland)	219,289	8,650,951

Banks—11.7%
Citigroup, Inc.	154,804	11,518,966
JPMorgan Chase & Co.	106,486	14,094,487
PacWest Bancorp	91,800	3,217,590
Zions Bancorp	128,570	5,848,649

		34,679,692

Beverages—2.6%
PepsiCo, Inc.	54,388	7,724,184

Biotechnology—3.6%
Gilead Sciences, Inc.	170,665	10,786,028

Capital Markets—5.2%
Ameriprise Financial, Inc.	24,452	4,044,605
Intercontinental Exchange, Inc.	114,170	11,387,316

		15,431,921

Chemicals—2.7%
Corteva, Inc.	153,012	4,425,107
DuPont de Nemours, Inc.	68,370	3,499,177

		7,924,284

Communications Equipment—1.9%
Cisco Systems, Inc.	120,487	5,538,787

Diversified Telecommunication Services—4.2%
AT&T, Inc.	328,932	12,374,422

Electrical Equipment—1.7%
nVent Electric PLC (Ireland)	206,282	5,136,422

Electronic Equipment, Instruments & Components—2.2%
Corning, Inc.	243,684	6,503,926

Energy Equipment & Services—3.6%
Baker Hughes Co.	320,585	6,943,871
Schlumberger, Ltd.	115,656	3,875,633

		10,819,504

Food Products—1.0%
Conagra Brands, Inc.	85,800	2,824,536

Health Care Equipment & Supplies—2.2%
Medtronic PLC (Ireland)	57,028	6,583,312

Health Care Providers & Services—2.0%
McKesson Corp.	40,615	5,792,105

Household Durables—2.6%
Lennar Corp.	116,082	7,703,201

Household Products—1.8%
Procter & Gamble Co. (The)	42,873	5,342,833

Independent Power and Renewable Electricity Producers—3.7%
AES Corp. (The)	555,765	11,037,493

Industrial Conglomerates—5.1%
General Electric Co.	723,879	9,012,294
Koninklijke Philips Electronics NV (NYRS) (Netherlands)	132,167	6,050,605

		15,062,899

Insurance—5.6%
American International Group, Inc.	105,600	5,307,456
MetLife, Inc.	226,178	11,243,308

		16,550,764

IT Services—2.9%
International Business Machines Corp.	59,391	8,536,268

Media—2.8%
Comcast Corp.	193,094	8,339,730

Metals & Mining—1.0%
Freeport-McMoRan, Inc.	275,375	3,056,662

Multi-Utilities—1.3%
Sempra Energy	24,523	3,939,375

Multiline Retail—1.0%
Target Corp.	27,800	3,078,572

Oil, Gas & Consumable Fuels—6.9%
Chevron Corp.	108,125	11,584,512
Marathon Petroleum Corp.	66,345	3,615,803
Royal Dutch Shell PLC (SP ADR) (United Kingdom)	100,420	5,236,903

		20,437,218

Pharmaceuticals—3.3%
Novartis AG (SP ADR) (Switzerland)	102,800	9,715,628

Real Estate Management & Development—0.9%
Jones Lang LaSalle, Inc.	16,041	2,724,083

REIT—1.4%
Cousins Properties, Inc.	98,775	4,042,861

Semiconductors & Semiconductor Equipment—5.7%
Broadcom, Inc.	15,206	4,640,263
Cypress Semiconductor Corp.	65,828	1,535,767
Maxim Integrated Products, Inc.	176,348	10,602,042

		16,778,072

Specialty Retail—1.1%
Bed Bath & Beyond, Inc.	230,600	3,286,050

Technology Hardware, Storage & Peripherals—1.5%
Seagate Technology PLC (Ireland)	78,738	4,487,279

Total Common Stock (Cost: $231,901,914)		294,066,909

MONEY MARKET INVESTMENTS—0.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(1)	508,832	508,832

Total Money Market Investments (Cost: $508,832)		508,832

Total Investments (99.4%) (Cost: $232,410,746)		294,575,741
Excess Of Other Assets Over Liabilities (0.6%)		1,811,267

Net Assets (100.0%)		$296,387,008

Notes to the Schedule of Investments

NYRS	New York Registry Shares.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Rate disclosed is the 7-day net yield as of January 31, 2020.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	0.9%
Air Freight & Logistics	2.2
Auto Components	2.9
Banks	11.7
Beverages	2.6
Biotechnology	3.6
Capital Markets	5.2
Chemicals	2.7
Communications Equipment	1.9
Diversified Telecommunication Services	4.2
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	3.6
Food Products	1.0
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	2.0
Household Durables	2.6
Household Products	1.8
Independent Power and Renewable Electricity Producers	3.7
Industrial Conglomerates	5.1
Insurance	5.6
IT Services	2.9
Media	2.8
Metals & Mining	1.0
Multi-Utilities	1.3
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	6.9
Pharmaceuticals	3.3
Real Estate Management & Development	0.9
REIT	1.4
Semiconductors & Semiconductor Equipment	5.7
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	1.5
Money Market Investments	0.2

Total	99.4%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,521,511	$—	$—	$2,521,511
Air Freight & Logistics	6,656,336	—	—	6,656,336
Auto Components	8,650,951	—	—	8,650,951
Banks	34,679,692	—	—	34,679,692
Beverages	7,724,184	—	—	7,724,184
Biotechnology	10,786,028	—	—	10,786,028
Capital Markets	15,431,921	—	—	15,431,921
Chemicals	7,924,284	—	—	7,924,284
Communications Equipment	5,538,787	—	—	5,538,787
Diversified Telecommunication Services	12,374,422	—	—	12,374,422
Electrical Equipment	5,136,422	—	—	5,136,422
Electronic Equipment, Instruments & Components	6,503,926	—	—	6,503,926
Energy Equipment & Services	10,819,504	—	—	10,819,504
Food Products	2,824,536	—	—	2,824,536
Health Care Equipment & Supplies	6,583,312	—	—	6,583,312
Health Care Providers & Services	5,792,105	—	—	5,792,105
Household Durables	7,703,201	—	—	7,703,201
Household Products	5,342,833	—	—	5,342,833
Independent Power and Renewable Electricity Producers	11,037,493	—	—	11,037,493
Industrial Conglomerates	15,062,899	—	—	15,062,899
Insurance	16,550,764	—	—	16,550,764
IT Services	8,536,268	—	—	8,536,268
Media	8,339,730	—	—	8,339,730
Metals & Mining	3,056,662	—	—	3,056,662
Multi-Utilities	3,939,375	—	—	3,939,375
Multiline Retail	3,078,572	—	—	3,078,572
Oil, Gas & Consumable Fuels	20,437,218	—	—	20,437,218
Pharmaceuticals	9,715,628	—	—	9,715,628
Real Estate Management & Development	2,724,083	—	—	2,724,083
REIT	4,042,861	—	—	4,042,861
Semiconductors & Semiconductor Equipment	16,778,072	—	—	16,778,072
Specialty Retail	3,286,050	—	—	3,286,050
Technology Hardware, Storage & Peripherals	4,487,279	—	—	4,487,279

Total Common Stock	294,066,909	—	—	294,066,909

Money Market Investments	508,832	—	—	508,832

Total Investments	$294,575,741	$—	$—	$294,575,741

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK —99.7% of Net Assets
Aerospace & Defense—3.1%
L3Harris Technologies, Inc.	4,508	$997,756
Textron, Inc.	65,509	3,008,828

		4,006,584

Air Freight & Logistics—2.0%
United Parcel Service, Inc.—Class B	24,940	2,581,789

Auto Components—3.5%
Dana, Inc.	78,366	1,207,620
Johnson Controls International PLC (Ireland)	81,968	3,233,638

		4,441,258

Banks—10.2%
Citigroup, Inc.	62,600	4,658,065
JPMorgan Chase & Co.	45,158	5,977,113
Zions Bancorp	53,100	2,415,519

		13,050,697

Beverages—1.9%
PepsiCo, Inc.	17,194	2,441,892

Biotechnology—2.5%
Gilead Sciences, Inc.	50,729	3,206,073

Capital Markets—5.3%
Ameriprise Financial, Inc.	12,979	2,146,856
Intercontinental Exchange, Inc.	47,005	4,688,279

		6,835,135

Chemicals—2.7%
Corteva, Inc.	64,592	1,868,001
DuPont de Nemours, Inc.	31,995	1,637,504

		3,505,505

Communications Equipment—2.5%
Cisco Systems, Inc.	68,797	3,162,598

Diversified Telecommunication Services—3.4%
AT&T, Inc.	115,897	4,360,045

Electrical Equipment—1.3%
nVent Electric PLC (Ireland)	65,767	1,637,598

Electronic Equipment, Instruments & Components—3.9%
Corning, Inc.	115,226	3,075,382
Flex Ltd.(1)	149,600	1,967,240

		5,042,622

Energy Equipment & Services—2.4%
Baker Hughes Co.	141,110	3,056,443

Food Products—2.1%
Conagra Brands, Inc.	81,820	2,693,514

Health Care Equipment & Supplies—3.3%
Medtronic PLC (Ireland)	21,754	2,511,282
Zimmer Biomet Holdings, Inc.	11,545	1,707,505

		4,218,787

Health Care Providers & Services—6.1%
Centene Corp.(1)	43,178	2,712,010
McKesson Corp.	19,001	2,709,733
Molina Healthcare, Inc.(1)	20,136	2,476,124

		7,897,867

Household Durables—2.8%
Lennar Corp.	55,063	3,653,981

Household Products—1.5%
Procter & Gamble Co. (The)	15,686	1,954,789

Independent Power and Renewable Electricity Producers—2.9%
AES Corp. (The)	188,700	3,747,582

Industrial Conglomerates—2.7%
General Electric Co.	279,236	3,476,488

Insurance—5.3%
American International Group, Inc.	40,300	2,025,478
Hartford Financial Services Group, Inc.	23,884	1,415,843
MetLife, Inc.	66,700	3,315,657

		6,756,978

IT Services—3.8%
Fiserv, Inc.(1)	10,300	1,221,683
International Business Machines Corp.	25,326	3,640,106

		4,861,789

Machinery—0.9%
Terex Corp.	43,430	1,100,950

Media—7.2%
Comcast Corp.	103,710	4,479,235
Discovery, Inc.(1)	102,600	3,002,076
ViacomCBS, Inc.	50,098	1,709,845

		9,191,156

Metals & Mining—2.0%
Freeport-McMoRan, Inc.	229,618	2,548,760

Multi-Utilities—1.4%
Sempra Energy	11,473	1,843,023

Multiline Retail—0.9%
Target Corp.	10,100	1,118,474

Oil, Gas & Consumable Fuels—4.6%
Chevron Corp.	33,700	3,610,618
Marathon Petroleum Corp.	42,844	2,334,998

		5,945,616

Real Estate Management & Development—2.1%
Jones Lang LaSalle, Inc.	15,929	2,705,063

REIT—1.3%
Cousins Properties, Inc.	42,400	1,735,432

Semiconductors & Semiconductor Equipment—3.0%
Broadcom, Inc.	7,081	2,160,838
Cypress Semiconductor Corp.	17,004	396,703
ON Semiconductor Corp.(1)	58,500	1,354,275

		3,911,816

Specialty Retail—1.1%
Bed Bath & Beyond, Inc.	99,400	1,416,450

Total Common Stock (Cost: $89,749,276)		128,106,754

MONEY MARKET INVESTMENTS—0.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(2)	91,109	91,109

Total Money Market Investments (Cost: $91,109)		91,109

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

Total Investments (99.8%) (Cost: $89,840,385)	128,197,863
Excess Of Other Assets Over Liabilities (0.2%)	283,329

Net Assets (100.0%)	$128,481,192

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2020.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	3.1%
Air Freight & Logistics	2.0
Auto Components	3.5
Banks	10.2
Beverages	1.9
Biotechnology	2.5
Capital Markets	5.3
Chemicals	2.7
Communications Equipment	2.5
Diversified Telecommunication Services	3.4
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	3.9
Energy Equipment & Services	2.4
Food Products	2.1
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	6.1
Household Durables	2.8
Household Products	1.5
Independent Power and Renewable Electricity Producers	2.9
Industrial Conglomerates	2.7
Insurance	5.3
IT Services	3.8
Machinery	0.9
Media	7.2
Metals & Mining	2.0
Multi-Utilities	1.4
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	4.6
Real Estate Management & Development	2.1
REIT	1.3
Semiconductors & Semiconductor Equipment	3.0
Specialty Retail	1.1
Money Market Investments	0.1

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$4,006,584	$—	$—	$4,006,584
Air Freight & Logistics	2,581,789	—	—	2,581,789
Auto Components	4,441,258	—	—	4,441,258
Banks	13,050,697	—	—	13,050,697
Beverages	2,441,892	—	—	2,441,892
Biotechnology	3,206,073	—	—	3,206,073
Capital Markets	6,835,135	—	—	6,835,135
Chemicals	3,505,505	—	—	3,505,505
Communications Equipment	3,162,598	—	—	3,162,598
Diversified Telecommunication Services	4,360,045	—	—	4,360,045
Electrical Equipment	1,637,598	—	—	1,637,598
Electronic Equipment, Instruments & Components	5,042,622	—	—	5,042,622
Energy Equipment & Services	3,056,443	—	—	3,056,443
Food Products	2,693,514	—	—	2,693,514
Health Care Equipment & Supplies	4,218,787	—	—	4,218,787
Health Care Providers & Services	7,897,867	—	—	7,897,867
Household Durables	3,653,981	—	—	3,653,981
Household Products	1,954,789	—	—	1,954,789
IT Services	4,861,789	—	—	4,861,789
Independent Power and Renewable Electricity Producers	3,747,582	—	—	3,747,582
Industrial Conglomerates	3,476,488	—	—	3,476,488
Insurance	6,756,978	—	—	6,756,978
Machinery	1,100,950	—	—	1,100,950
Media	9,191,156	—	—	9,191,156
Metals & Mining	2,548,760	—	—	2,548,760
Multi-Utilities	1,843,023	—	—	1,843,023
Multiline Retail	1,118,474	—	—	1,118,474
Oil, Gas & Consumable Fuels	5,945,616	—	—	5,945,616
Real Estate Management & Development	2,705,063	—	—	2,705,063
REIT	1,735,432	—	—	1,735,432
Semiconductors & Semiconductor Equipment	3,911,816	—	—	3,911,816
Specialty Retail	1,416,450	—	—	1,416,450

Total Common Stock	128,106,754	—	—	128,106,754

Money Market Investments	91,109	—	—	91,109

Total Investments	$128,197,863	$—	$—	$128,197,863

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—98.7% of Net Assets
Aerospace & Defense—1.8%
Textron, Inc.	30,888	$1,418,686

Auto Components—1.2%
Dana, Inc.	42,602	656,497
Tenneco, Inc.	34,300	324,821

		981,318

Banks—12.9%
KeyCorp	140,142	2,622,057
PacWest Bancorp	24,000	841,200
Popular, Inc.	56,965	3,187,761
Synovus Financial Corp.	46,329	1,622,441
Umpqua Holdings Corp.	60,422	1,021,132
Zions Bancorp	24,910	1,133,156

		10,427,747

Capital Markets—3.2%
E*TRADE Financial Corp.	26,900	1,146,478
Evercore Partners, Inc.	18,895	1,447,735

		2,594,213

Chemicals—3.0%
Corteva, Inc.	52,998	1,532,702
International Flavors & Fragrances, Inc.	6,650	871,882

		2,404,584

Communications Equipment—0.7%
CommScope Holding Co., Inc.(1)	45,230	551,127

Construction & Engineering—4.1%
Arcosa, Inc.	25,400	1,111,250
Jacobs Engineering Group, Inc.	23,233	2,149,749

		3,260,999

Consumer Finance—0.6%
Santander Consumer USA Holdings, Inc.	19,200	511,104

Electronic Equipment, Instruments & Components—3.5%
Flex Ltd.(1)	155,400	2,043,510
TTM Technologies, Inc.(1)	56,505	813,107

		2,856,617

Energy Equipment & Services—1.1%
Newpark Resources, Inc.(1)	182,472	912,360

Food Products—3.4%
Conagra Brands, Inc.	44,522	1,465,664
Hain Celestial Group, Inc. (The)(1)	29,900	723,879
TreeHouse Foods, Inc.(1)	12,571	560,667

		2,750,210

Health Care Equipment & Supplies—2.3%
Zimmer Biomet Holdings, Inc.	12,679	1,875,224

Health Care Providers & Services—6.8%
Acadia Healthcare Co., Inc.(1)	42,300	1,359,099
Centene Corp.(1)	25,292	1,588,591
Magellan Health, Inc.(1)	8,900	651,569
Molina Healthcare, Inc.(1)	15,358	1,888,573

		5,487,832

Household Durables—8.7%
Beazer Homes USA, Inc.(1)	69,679	958,086
DR Horton, Inc.	20,900	1,237,280
KB Home	34,960	1,312,748
Lennar Corp.	28,600	1,897,896
Toll Brothers, Inc.	35,568	1,577,797

		6,983,807

Independent Power and Renewable Electricity Producers—3.4%
AES Corp. (The)	138,000	2,740,680

Insurance—3.1%
Assured Guaranty, Ltd.	34,502	1,581,572
Axis Capital Holdings, Ltd.	13,846	889,605

		2,471,177

Machinery—7.9%
Dover Corp.	15,294	1,741,222
Manitowoc Co., Inc. (The)(1)	140,800	2,034,560
SPX FLOW, Inc.(1)	25,005	1,093,719
Terex Corp.	23,698	600,744
Wabtec Corp.	12,516	924,432

		6,394,677

Marine—3.2%
Kirby Corp.(1)	29,900	2,191,371
Matson, Inc.	10,132	364,853

		2,556,224

Media—3.5%
Discovery, Inc.(1)	55,100	1,612,226
ViacomCBS, Inc.—Class B	34,287	1,170,215

		2,782,441

Metals & Mining—2.0%
Freeport-McMoRan, Inc.	120,096	1,333,066
Worthington Industries, Inc.	7,440	273,643

		1,606,709

Multi-Utilities—1.2%
Sempra Energy	6,228	1,000,466

Multiline Retail—1.2%
Nordstrom, Inc.	27,135	1,000,196

Oil, Gas & Consumable Fuels—1.2%
Marathon Petroleum Corp.	18,248	994,516

Pharmaceuticals—0.5%
Elanco Animal Health, Inc.(1)	13,000	401,700

Real Estate Management & Development—2.5%
Jones Lang LaSalle, Inc.	11,963	2,031,557

REIT—3.8%
Cousins Properties, Inc.	32,225	1,318,969
Mid-America Apartment Communities, Inc.	12,800	1,756,288

		3,075,257

Semiconductors & Semiconductor Equipment—5.6%
Cypress Semiconductor Corp.	34,444	803,579
Maxim Integrated Products, Inc.	49,346	2,966,681
ON Semiconductor Corp.(1)	32,000	740,800

		4,511,060

Software—1.6%
Nuance Communications, Inc.(1)	66,216	1,252,807

Specialty Retail—2.6%
Bed Bath & Beyond, Inc.(1)	63,000	897,750
Guess?, Inc.	41,370	880,767
L Brands, Inc.	14,100	326,556

		2,105,073

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Shares	Value

Technology Hardware, Storage & Peripherals—2.1%
NCR Corp.(1)	21,830	$736,108
Western Digital Corp.	13,980	915,690

		1,651,798

Total Common Stock (Cost: $58,667,864)		79,592,166

MONEY MARKET INVESTMENTS—2.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class,1.52%(2)	1,622,059	1,622,059

Total Money Market Investments (Cost: $1,622,059)		1,622,059

Total Investments (100.7%) (Cost: $60,289,923)		81,214,225

Liabilities In Excess Of Other Assets (-0.7%)		(540,364)

Net Assets (100.0%)		$80,673,861

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2020.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	1.8%
Auto Components	1.2
Banks	12.9
Capital Markets	3.2
Chemicals	3.0
Communications Equipment	0.7
Construction & Engineering	4.1
Consumer Finance	0.6
Electronic Equipment, Instruments & Components	3.5
Energy Equipment & Services	1.1
Food Products	3.4
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	6.8
Household Durables	8.7
Independent Power and Renewable Electricity Producers	3.4
Insurance	3.1
Machinery	7.9
Marine	3.2
Media	3.5
Metals & Mining	2.0
Multi-Utilities	1.2
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	1.2
Pharmaceuticals	0.5
Real Estate Management & Development	2.5
REIT	3.8
Semiconductors & Semiconductor Equipment	5.6
Software	1.6
Specialty Retail	2.6
Technology Hardware, Storage & Peripherals	2.1
Money Market Investments	2.0

Total	100.7%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$1,418,686	$—	$—	$1,418,686
Auto Components	981,318	—	—	981,318
Banks	10,427,747	—	—	10,427,747
Capital Markets	2,594,213	—	—	2,594,213
Chemicals	2,404,584	—	—	2,404,584
Communications Equipment	551,127	—	—	551,127
Construction & Engineering	3,260,999	—	—	3,260,999
Consumer Finance	511,104	—	—	511,104
Electronic Equipment, Instruments & Components	2,856,617	—	—	2,856,617
Energy Equipment & Services	912,360	—	—	912,360
Food Products	2,750,210	—	—	2,750,210
Health Care Equipment & Supplies	1,875,224	—	—	1,875,224
Health Care Providers & Services	5,487,832	—	—	5,487,832
Household Durables	6,983,807	—	—	6,983,807
Independent Power and Renewable Electricity Producers	2,740,680	—	—	2,740,680
Insurance	2,471,177	—	—	2,471,177
Machinery	6,394,677	—	—	6,394,677
Marine	2,556,224	—	—	2,556,224
Media	2,782,441	—	—	2,782,441
Metals & Mining	1,606,709	—	—	1,606,709
Multi-Utilities	1,000,466	—	—	1,000,466
Multiline Retail	1,000,196	—	—	1,000,196
Oil, Gas & Consumable Fuels	994,516	—	—	994,516
Pharmaceuticals	401,700	—	—	401,700
Real Estate Management & Development	2,031,557	—	—	2,031,557
REIT	3,075,257	—	—	3,075,257
Semiconductors & Semiconductor Equipment	4,511,060	—	—	4,511,060
Software	1,252,807	—	—	1,252,807
Specialty Retail	2,105,073	—	—	2,105,073
Technology Hardware, Storage & Peripherals	1,651,798	—	—	1,651,798

Total Common Stock	79,592,166	—	—	79,592,166

Money Market Investments	1,622,059	—	—	1,622,059

Total Investments	$81,214,225	$—	$—	$81,214,225

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—97.2% of Net Assets
Biotechnology—2.2%
Alexion Pharmaceuticals, Inc.(1)	81,872	$8,137,258
BioMarin Pharmaceutical, Inc.(1)	146,113	12,200,436

		20,337,694

Capital Markets—4.0%
Charles Schwab Corp. (The)	404,170	18,409,943
S&P Global, Inc.	67,001	19,680,204

		38,090,147

Commercial Services & Supplies—2.0%
Waste Connections, Inc. (Canada)	196,745	18,948,511

Equity Real Estate—2.8%
Equinix, Inc.	44,363	26,162,192

Food & Staples Retailing—2.6%
Costco Wholesale Corp.	79,146	24,180,686

Health Care Equipment & Supplies—3.9%
Align Technology, Inc.(1)	76,191	19,588,706
Boston Scientific Corp.(1)	417,600	17,484,912

		37,073,618

Insurance—2.1%
Chubb, Ltd. (Switzerland)	133,712	20,322,887

Interactive Media & Services—10.6%
Alphabet, Inc.—Class C(1)	39,275	56,329,384
Facebook, Inc.(1)	220,477	44,516,511

		100,845,895

Internet & Direct Marketing Retail—6.2%
Amazon.com, Inc.(1)	29,400	59,056,368

IT Services—14.3%
Mastercard, Inc.	110,248	34,831,753
PayPal Holdings, Inc.(1)	300,551	34,229,753
Visa, Inc.	331,874	66,032,970

		135,094,476

Life Sciences Tools & Services—2.1%
Illumina, Inc.(1)	68,402	19,841,368

Machinery—2.1%
Xylem, Inc.	243,100	19,851,546

Pharmaceuticals—3.1%
Zoetis, Inc.	218,700	29,351,727

Professional Services—5.4%
IHS Markit, Ltd.(1)	281,300	22,183,318
TransUnion	318,399	29,197,189

		51,380,507

REIT—5.3%
American Tower Corp.	214,872	49,794,437

Semiconductors & Semiconductor Equipment—3.8%
ASML Holding NV (Netherlands)	47,622	13,365,590
NVIDIA Corp.	95,418	22,559,678

		35,925,268

Software—20.3%
Adobe, Inc.(1)	160,905	56,500,181
Salesforce.com, Inc.(1)	240,233	43,796,878
ServiceNow, Inc.(1)	154,912	52,395,886
Splunk, Inc.(1)	157,976	24,527,354
Trade Desk, Inc. (The)(1)	56,949	15,329,532

		192,549,831

Specialty Retail—4.4%
Home Depot, Inc. (The)	105,401	24,041,968
Ulta Beauty, Inc.(1)	66,933	17,932,020

		41,973,988

Total Common Stock (Cost: $329,395,100)		920,781,146

MONEY MARKET INVESTMENTS—2.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class,1.52%(2)	27,439,121	27,439,121

Total Money Market Investments (Cost: $27,439,121)		27,439,121

Total Investments (100.1%) (Cost: $356,834,221)		948,220,267
Liabilities In Excess Of Other Assets (-0.1%)		(885,482)

Net Assets (100.0%)		$947,334,785

Notes to the Schedule of Investments

(1)		Non-income producing security.
(2)		Rate disclosed is the 7-day net yield as of January 31, 2020.
REIT	-	Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Biotechnology	2.2%
Capital Markets	4.0
Commercial Services & Supplies	2.0
Equity Real Estate	2.8
Food & Staples Retailing	2.6
Health Care Equipment & Supplies	3.9
Insurance	2.1
Interactive Media & Services	10.6
Internet & Direct Marketing Retail	6.2
IT Services	14.3
Life Sciences Tools & Services	2.1
Machinery	2.1
Pharmaceuticals	3.1
Professional Services	5.4
REIT	5.3
Semiconductors & Semiconductor Equipment	3.8
Software	20.3
Specialty Retail	4.4
Money Market Investments	2.9

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Biotechnology	$20,337,694	$—	$—	$20,337,694
Capital Markets	38,090,147	—	—	38,090,147
Commercial Services & Supplies	18,948,511	—	—	18,948,511
Equity Real Estate	26,162,192	—	—	26,162,192
Food & Staples Retailing	24,180,686	—	—	24,180,686
Health Care Equipment & Supplies	37,073,618	—	—	37,073,618
Insurance	20,322,887	—	—	20,322,887
Interactive Media & Services	100,845,895	—	—	100,845,895
Internet & Direct Marketing Retail	59,056,368	—	—	59,056,368
IT Services	135,094,476	—	—	135,094,476
Life Sciences Tools & Services	19,841,368	—	—	19,841,368
Machinery	19,851,546	—	—	19,851,546
Pharmaceuticals	29,351,727	—	—	29,351,727
Professional Services	51,380,507	—	—	51,380,507
REIT	49,794,437	—	—	49,794,437
Semiconductors & Semiconductor Equipment	35,925,268	—	—	35,925,268
Software	192,549,831	—	—	192,549,831
Specialty Retail	41,973,988	—	—	41,973,988

Total Common Stock	920,781,146	—	—	920,781,146

Money Market Term Investments	27,439,121	—	—	27,439,121

Total Investments	$948,220,267	$—	$—	$948,220,267

See accompanying notes to Schedule of Investments.

TCW Funds, Inc. (the)

Note 1 — Security Valuations

Equity Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds, including money market funds, are valued based on the NAV per share as reported by the fund companies. All other securities, for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the (the “Advisor”) Pricing Committee of TCW Investment Management Company LLC in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds, including money market funds, are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

The summary of the inputs used as of January 31, 2020 in valuing the Funds’ investments is listed after each Fund’s Schedule of Investments.

The Funds held no investments or other financial instruments at January 31, 2020 for which fair value was calculated using Level 3 inputs.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of January 31, 2020, in valuing the Fund’s investments is listed after the Schedule of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2019	$140,385
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation	30,083
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2020	$170,468

Change in Unrealized Appreciation from Investments Still Held at January 31, 2020	$30,083

Significant unobservable valuations inputs for Level 3 investments as January 31, 2019 are as follows:

Description	Fair Value at 1/31/20	Valuation Techniques*	Unobservable Input	Range	Average Weighted Price
TCW Emerging Markets Multi-Asset Opportunities Fund
Foreign Government Bonds	170,468	Third-party Vendor	Vendor Prices	$12.75	$12.75

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2020, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands except Number of Contracts):

TCW Emerging Markets Multi-Asset Opportunities Fund

	Foreign Currency Risk	Total
Asset Derivatives
Investments(1)	$7,616	$7,616
Forward Contracts	1,244	1,244

Total Value	$8,860	$8,860

Liability Derivatives
Forward Contracts	$(1,065)	$(1,065)

Total Value	$(1,065)	$(1,065)

Notional Amounts(2)
Forward Currency Contracts	$420,309	$420,309
Options Purchased	$1,065,000	$1,065,000

TCW Global Real Estate Fund

	Equity Risk	Total
Asset Derivatives
Investments(1)	$50,050	$50,050

Total Value	$50,050	$50,050

Liability Derivatives
Written Options	$(7,560)	(7,560)

Total Value	$(7,560)	$(7,560)

Number of Contracts(2)
Options Purchased	129	129
Options Written	4	4

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average notional amounts or average shares, which are representative of the volume traded for the period ended January 31, 2020.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with the market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2020.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2020.

Derivatives:

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of January 31, 2020.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2020, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW Global Real Estate Fund had purchased and written options.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2020 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at January 31, 2020.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—97.9% of Net Assets
CORPORATE BONDS—22.4%

Agriculture—0.4%
BAT Capital Corp.
4.39%	08/15/37	$470,000	$490,871
4.54%	08/15/47	1,270,000	1,314,361
Reynolds American, Inc.
5.70%	08/15/35	260,000	311,368
5.85%	08/15/45	2,570,000	3,066,245

			5,182,845

Airlines—0.4%
America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC) 7.10%	10/02/22	885,437	907,167
Continental Airlines, Inc. Pass-Through Certificates (00-2-A1) (EETC) 7.71%	10/02/22	8,795	8,965
Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC) 5.98%	10/19/23	773,415	816,811
Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC) 7.04%	10/01/23	417,083	457,924
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	1,371,875	1,542,303
US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC) 6.25%	10/22/24	311,361	340,439
US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC) 4.63%	12/03/26	542,891	593,478

			4,667,087

Auto Manufacturers—1.6%
Ford Motor Credit Co. LLC
2.34%	11/02/20	1,500,000	1,503,788
2.43%	06/12/20	650,000	651,612
2.71% (3 mo. USD LIBOR + 0.810%)(1)	04/05/21	710,000	709,112
2.73% (3 mo. USD LIBOR + 0.880%)(1)	10/12/21	2,265,000	2,253,094
2.84% (3 mo. USD LIBOR + 1.080%)(1)	08/03/22	1,000,000	989,750
3.22%	01/09/22	605,000	612,147
3.23% (3 mo. USD LIBOR + 1.270%)(1)	03/28/22	445,000	443,298
3.81%	10/12/21	720,000	734,970
5.60%	01/07/22	3,740,000	3,950,351
5.88%	08/02/21	1,795,000	1,884,492
General Motors Co. 6.60%	04/01/36	1,545,000	1,872,120
General Motors Financial Co., Inc.
3.15%	06/30/22	1,540,000	1,575,526
3.55%	04/09/21	1,750,000	1,782,655
4.20%	11/06/21	375,000	388,858

			19,351,773

Banks—2.3%
Bank of America Corp. 3.00% (3.004% to 02/20/22 then 3 mo. USD LIBOR +0.79%)(1)	12/20/23	4,161,000	4,288,092
Discover Bank 7.00%	04/15/20	1,375,000	1,388,133
Goldman Sachs Group, Inc. (The)
2.63%	04/25/21	920,000	929,070
3.27% (3 mo. USD LIBOR + 1.201%)(1)	09/29/25	2,235,000	2,348,193
6.00%	06/15/20	50,000	50,759
JPMorgan Chase & Co.
3.22% (3 mo. USD LIBOR + 1.155%)(1)	03/01/25	1,314,000	1,379,963
4.02% (4.023% to 12/05/23 then 3 mo. USD LIBOR +1.00%)(1)	12/05/24	965,000	1,041,198
Lloyds Banking Group PLC (United Kingdom)
2.86% (3 mo. USD LIBOR + 1.249%)(1)	03/17/23	1,790,000	1,819,154
2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR + 0.81%)(1)	11/07/23	1,600,000	1,633,496
4.05%	08/16/23	1,540,000	1,642,020
Morgan Stanley 2.28% (SOFRRATE + 0.700%)(1)	01/20/23	2,360,000	2,364,826
Santander UK Group Holdings PLC (United Kingdom) 3.37% (3.373% to 01/05/23 then 3 mo. USD LIBOR + 1.08%)(1)	01/05/24	2,460,000	2,541,755
Santander UK PLC (United Kingdom) 5.00%(2)	11/07/23	1,050,000	1,143,454
Wells Fargo & Co.
2.41% (3 mo. USD LIBOR + 0.825%)(1)	10/30/25	850,000	863,716
2.60%	07/22/20	2,165,000	2,173,634
3.00%	04/22/26	1,015,000	1,061,975
Wells Fargo Bank N.A. 2.08% (3 mo. USD LIBOR + 0.650%)(1)	09/09/22	1,840,000	1,849,108

			28,518,546

Beverages—0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	265,000	329,839
Bacardi, Ltd. 4.70%(2)	05/15/28	1,240,000	1,403,199

			1,733,038

Biotechnology—0.2%
Amgen, Inc. 4.40%	05/01/45	890,000	1,030,840
Biogen, Inc. 5.20%	09/15/45	1,073,000	1,326,833

			2,357,673

Chemicals—0.2%
International Flavors & Fragrances, Inc. 5.00%	09/26/48	1,735,000	2,064,737

Commercial Services—0.2%
IHS Markit, Ltd.
4.75%(2)	02/15/25	750,000	831,555
4.75%	08/01/28	1,750,000	2,009,354

			2,840,909

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Diversified Financial Services—1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	$685,000	$709,170
4.50%	05/15/21	1,690,000	1,745,773
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Ireland) 5.00%	10/01/21	1,590,000	1,668,872
Air Lease Corp. 4.75%	03/01/20	3,120,000	3,126,244
Avolon Holdings Funding, Ltd. 2.88%(2)	02/15/25	1,550,000	1,563,113
GE Capital International Funding Co. Unlimited Co. (Ireland)
2.34%	11/15/20	4,907,000	4,924,666
4.42%	11/15/35	3,285,000	3,704,795
Park Aerospace Holdings, Ltd.
4.50%(2)	03/15/23	2,715,000	2,880,114
5.25%(2)	08/15/22	480,000	514,815
5.50%(2)	02/15/24	385,000	425,752
Raymond James Financial, Inc. 4.95%	07/15/46	965,000	1,191,185

			22,454,499

Electric—2.2%
Appalachian Power Co. 4.45%	06/01/45	690,000	832,167
Dominion Energy, Inc. 2.31% (3 mo. USD LIBOR + 0.400%)(1),(2)	12/01/20	4,595,000	4,602,191
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,480,005
El Paso Electric Co. 3.30%	12/15/22	2,065,000	2,107,700
Entergy Mississippi, Inc. 3.10%	07/01/23	2,755,000	2,851,893
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	1,134,505
KCP&L Greater Missouri Operations Co. 8.27%	11/15/21	1,100,000	1,222,251
Metropolitan Edison Co. 3.50%(2)	03/15/23	3,030,000	3,179,624
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	2,300,704
NextEra Energy Capital Holdings, Inc. 2.46% (3 mo. USD LIBOR + 0.55%)(1)	08/28/21	2,000,000	2,000,439
Niagara Mohawk Power Corp. 2.72%(2)	11/28/22	920,000	943,922
Public Service Co. of Oklahoma 4.40%	02/01/21	1,840,000	1,885,330
Puget Energy, Inc. 6.00%	09/01/21	1,820,000	1,938,860
Tucson Electric Power Co. 5.15%	11/15/21	1,000,000	1,045,859

			27,525,450

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC 7.00%(2),(3),(4)	06/30/35	840,392	962,898

Food—0.8%
Kraft Heinz Foods Co.
4.38%	06/01/46	2,885,000	2,976,960
4.88%(2)	10/01/49	2,830,000	3,100,299
5.00%	06/04/42	1,748,000	1,945,363
5.20%	07/15/45	350,000	397,130
Kroger Co. (The) 5.40%	01/15/49	1,320,000	1,641,455

			10,061,207

Gas—0.3%
CenterPoint Energy Resources Corp. 6.25%	02/01/37	1,610,000	2,102,135
KeySpan Gas East Corp. 5.82%(2)	04/01/41	1,551,000	2,117,111

			4,219,246

Healthcare-Services—1.7%
Anthem, Inc. 3.65%	12/01/27	2,405,000	2,598,212
Hartford HealthCare Corp. 5.75%	04/01/44	2,545,000	3,464,940
HCA, Inc.
5.13%	06/15/39	665,000	769,220
5.25%	04/15/25	1,770,000	2,012,921
5.25%	06/15/49	1,525,000	1,776,986
Humana, Inc. 3.95%	08/15/49	550,000	588,736
NYU Hospitals Center 4.43%	07/01/42	2,755,000	3,326,389
Saint Barnabas Health Care System 4.00%	07/01/28	3,290,000	3,594,064
Sutter Health 2.29%	08/15/53	2,270,000	2,271,529

			20,402,997

Insurance—0.5%
Farmers Exchange Capital 7.20%(2)	07/15/48	1,495,000	2,032,058
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53	2,065,000	2,617,387
Prudential Financial, Inc. 4.50%	11/15/20	920,000	940,015

			5,589,460

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%	07/23/25	2,500,000	2,797,343
Time Warner Cable LLC 5.88%	11/15/40	1,200,000	1,440,924
ViacomCBS Inc. 3.70%	06/01/28	1,150,000	1,237,760

			5,476,027

Miscellaneous Manufacturers—0.5%
General Electric Co.
2.39% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	3,045,000	2,469,769
4.63%	01/07/21	2,080,000	2,132,545
6.75%	03/15/32	1,000,000	1,334,846

			5,937,160

Oil & Gas—0.5%
EQT Corp. 3.90%	10/01/27	265,000	212,022
Petroleos Mexicanos
6.63%	06/15/35	1,105,000	1,154,725
6.75%	09/21/47	2,625,000	2,665,517
7.69%(2)	01/23/50	1,465,000	1,613,111

			5,645,375

Packaging & Containers—0.2%
Amcor Finance USA, Inc. 3.63%(2)	04/28/26	1,380,000	1,462,137

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Packaging & Containers (Continued)
WRKCo, Inc. 4.90%	03/15/29	$625,000	$730,259

			2,192,396

Pharmaceuticals—2.7%
AbbVie, Inc.
4.25%(2)	11/21/49	2,445,000	2,668,785
4.40%	11/06/42	1,350,000	1,522,786
4.45%	05/14/46	1,035,000	1,157,715
Allergan Finance LLC 3.25%	10/01/22	936,000	967,837
Allergan Funding SCS (Luxembourg) 3.80%	03/15/25	1,653,000	1,780,509
Bayer US Finance II LLC
3.88%(2)	12/15/23	610,000	651,910
4.38%(2)	12/15/28	4,290,000	4,831,523
4.63%(2)	06/25/38	500,000	584,963
4.88%(2)	06/25/48	2,250,000	2,742,023
Becton Dickinson and Co. 2.84% (3 mo. USD LIBOR + 0.875%)(1)	12/29/20	2,756,000	2,757,471
Cigna Corp.
3.05%(2)	10/15/27	775,000	805,392
4.13%	11/15/25	4,545,000	5,006,827
CVS Health Corp.
3.88%	07/20/25	3,600,000	3,895,165
5.05%	03/25/48	3,710,000	4,503,551

			33,876,457

Pipelines—1.4%
Enbridge Energy Partners LP 5.88%	10/15/25	333,000	394,763
Energy Transfer Partners LP
5.15%	03/15/45	1,100,000	1,149,218
5.95%	10/01/43	630,000	703,225
Plains All American Pipeline LP / PAA Finance Corp. 4.65%	10/15/25	2,115,000	2,309,094
Rockies Express Pipeline LLC
4.95%(2)	07/15/29	2,000,000	1,999,195
6.88%(2)	04/15/40	350,000	374,652
Ruby Pipeline LLC 6.50%(2)	04/01/22	1,726,894	1,817,995
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	3,202,165
Sunoco Logistics Partners Operations LP 5.40%	10/01/47	825,000	891,384
TC PipeLines LP 4.38%	03/13/25	1,840,000	1,984,034
Texas Eastern Transmission LP 2.80%(2)	10/15/22	920,000	936,086
TransCanada PipeLines, Ltd. (Canada) 6.10%	06/01/40	375,000	505,129
Williams Partners LP 6.30%	04/15/40	1,150,000	1,440,727

			17,707,667

REIT—1.6%
American Campus Communities Operating Partnership LP
3.30%	07/15/26	1,000,000	1,057,054
4.13%	07/01/24	425,000	461,138
AvalonBay Communities, Inc. 3.95%	01/15/21	920,000	934,237
GLP Capital LP / GLP Financing II, Inc.
4.88%	11/01/20	2,445,000	2,484,309
5.30%	01/15/29	1,280,000	1,482,650
5.38%	04/15/26	1,308,000	1,486,607
5.75%	06/01/28	1,600,000	1,870,372
HCP, Inc. 3.88%	08/15/24	2,110,000	2,268,953
Healthcare Realty Trust, Inc. 3.75%	04/15/23	1,840,000	1,918,708
Healthpeak Properties, Inc. 4.25%	11/15/23	470,000	507,001
SL Green Operating Partnership LP 3.25%	10/15/22	2,380,000	2,450,448
SL Green Realty Corp. 7.75%	03/15/20	920,000	926,007
Ventas Realty LP 3.85%	04/01/27	690,000	746,990
Welltower, Inc. 3.75%	03/15/23	555,000	583,220

			19,177,694

Retail—0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.55%(2)	07/26/27	1,710,000	1,824,130

Savings & Loans—0.1%
Nationwide Building Society (United Kingdom)
3.62% (3 mo. USD LIBOR + 1.181%)(1),(2)	04/26/23	800,000	827,144
3.77% (3.766% until 3/08/23 then 3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	500,000	522,671
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	400,000	428,070

			1,777,885

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%	01/15/22	660,000	671,952
3.63%	01/15/24	3,095,000	3,240,217
Broadcom, Inc. 3.63%(2)	10/15/24	1,100,000	1,158,380

			5,070,549

Telecommunications—1.7%
AT&T, Inc.
4.80%	06/15/44	1,390,000	1,630,258
4.85%	03/01/39	1,554,000	1,845,080
5.25%	03/01/37	3,655,000	4,474,160
Koninklijke KPN NV (Netherlands) 8.38%	10/01/30	720,000	1,028,122
Qwest Corp. 7.25%	09/15/25	920,000	1,072,950
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(2)	03/20/23	1,198,750	1,200,248
4.74%(2)	09/20/29	3,940,000	4,173,110
Verizon Communications, Inc. 4.27%	01/15/36	1,324,000	1,551,508
Vodafone Group PLC (United Kingdom)
4.25%	09/17/50	430,000	469,274
4.88%	06/19/49	1,647,000	1,978,444
5.25%	05/30/48	1,390,000	1,754,038

			21,177,192

Total Corporate Bonds (Cost: $253,937,833)			277,794,897

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS—0.6%
Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York 4.93%	04/01/20	$5,000	$5,025
Los Angeles Unified School District/CA, General Obligation 5.76%	07/01/29	2,500,000	3,123,450
New York State, Build America Bonds, General Obligation 5.82%	10/01/31	730,000	749,666
State of California, General Obligation 7.95%	03/01/36	3,000,000	3,014,640

Total Municipal Bonds (Cost: $7,141,721)			6,892,781

ASSET-BACKED SECURITIES—6.1%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(2)	01/17/73	1,438,760	1,601,659
321 Henderson Receivables I LLC (14-2A-A) 3.61%(2)	01/17/73	1,698,973	1,828,687
Babson CLO, Ltd. (16-2A-AR) 2.90% (3 mo. USD LIBOR + 1.080%)(1),(2)	07/20/28	3,100,000	3,102,070
Brazos Education Loan Authority, Inc. (12-1-A1) 2.36% (1 mo. USD LIBOR + 0.700%)(1)	12/26/35	767,501	758,755
Brazos Higher Education Authority, Inc. (10-1-A2) 3.11% (3 mo. USD LIBOR + 1.200%)(1)	02/25/35	675,000	677,212
Brazos Higher Education Authority, Inc. (11-1-A3) 2.96% (3 mo. USD LIBOR + 1.050%)(1)	11/25/33	1,695,000	1,694,586
Dryden XXVI Senior Loan Fund (13-26A-AR) 2.73% (3 mo. USD LIBOR + 0.900%)(1),(2)	04/15/29	2,200,000	2,200,110
Educational Funding of the South, Inc. (11-1-A2) 2.44% (3 mo. USD LIBOR + 0.650%)(1)	04/25/35	1,093,632	1,083,186
Educational Services of America, Inc. (12-2-A) 2.39% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	524,606	520,763
GCO Education Loan Funding Master Trust (06-2AR-A1RN) 2.31% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/27/46	2,503,501	2,388,123
Global SC Finance SRL (14-1A-A2) 3.09% (2)	07/17/29	1,388,250	1,396,503
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 2.88% (3 mo. USD LIBOR + 1.110%)(1),(2)	10/29/29	3,100,000	3,106,975
Higher Education Funding I (14-1-A) 2.96% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	2,655,653	2,656,843
Navient Student Loan Trust (14-2-A) 2.30% (1 mo. USD LIBOR + 0.640%)(1)	03/25/83	3,347,439	3,284,764
Navient Student Loan Trust (14-3-A) 2.28% (1 mo. USD LIBOR + 0.620%)(1)	03/25/83	3,513,635	3,451,975
Navient Student Loan Trust (14-4-A) 2.28% (1 mo. USD LIBOR + 0.620%)(1)	03/25/83	1,692,268	1,657,883
Navient Student Loan Trust (16-1A-A) 2.36% (1 mo. USD LIBOR + 0.700%)(1),(2)	02/25/70	3,447,016	3,368,680
Nelnet Student Loan Trust (11-1A-A) 2.51% (1 mo. USD LIBOR + 0.850%)(1),(2)	02/25/48	2,037,427	2,031,284
Nelnet Student Loan Trust (14-4A-A2) 2.61% (1 mo. USD LIBOR + 0.950%)(1),(2)	11/25/48	2,965,000	2,909,697
Nelnet Student Loan Trust (19-4A-A) 2.53% (1 mo. USD LIBOR + 0.870%)(1),(2)	09/26/67	2,884,465	2,888,244
Octagon Investment Partners 25, Ltd. (15-1A-AR) 2.62% (3 mo. USD LIBOR + 0.800%)(1),(2)	10/20/26	4,500,000	4,502,218
PHEAA Student Loan Trust (15-1A-A) 2.26% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/25/41	1,655,579	1,618,774
SLM Student Loan Trust (03-7A-A5A) 3.09% (3 mo. USD LIBOR + 1.200%)(1),(2)	12/15/33	2,670,112	2,632,843
SLM Student Loan Trust (06-2-A6) 1.96% (3 mo. USD LIBOR + 0.170%)(1)	01/25/41	2,899,618	2,761,463
SLM Student Loan Trust (08-2-B) 2.99% (3 mo. USD LIBOR + 1.200%)(1)	01/25/83	710,000	648,067
SLM Student Loan Trust (08-3-B) 2.99% (3 mo. USD LIBOR + 1.200%)(1)	04/26/83	710,000	684,875
SLM Student Loan Trust (08-4-A4) 3.44% (3 mo. USD LIBOR + 1.650%)(1)	07/25/22	4,581,270	4,598,866
SLM Student Loan Trust (08-4-B) 3.64% (3 mo. USD LIBOR + 1.850%)(1)	04/25/73	710,000	700,436
SLM Student Loan Trust (08-5-B) 3.64% (3 mo. USD LIBOR + 1.850%)(1)	07/25/73	710,000	704,463
SLM Student Loan Trust (08-6-A4) 2.89% (3 mo. USD LIBOR + 1.100%)(1)	07/25/23	3,747,223	3,735,840
SLM Student Loan Trust (08-6-B) 3.64% (3 mo. USD LIBOR + 1.850%)(1)	07/26/83	710,000	695,629
SLM Student Loan Trust (08-7-B) 3.64% (3 mo. USD LIBOR + 1.850%)(1)	07/26/83	710,000	697,175
SLM Student Loan Trust (08-8-B) 4.04% (3 mo. USD LIBOR + 2.250%)(1)	10/25/75	710,000	703,705
SLM Student Loan Trust (08-9-A) 3.29% (3 mo. USD LIBOR + 1.500%)(1)	04/25/23	1,426,573	1,434,624
SLM Student Loan Trust (08-9-B) 4.04% (3 mo. USD LIBOR + 2.250%)(1)	10/25/83	710,000	711,720

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust (11-2-A2) 2.86% (1 mo. USD LIBOR + 1.200%)(1)	10/25/34	$2,000,000	$2,027,573
SLM Student Loan Trust (12-7-A3) 2.31% (1 mo. USD LIBOR + 0.650%)(1)	05/26/26	1,976,558	1,911,577
Voya CLO 2014-3, Ltd. (14-3A-A1R) 2.51% (3 mo. USD LIBOR + 0.720%)(1),(2)	07/25/26	2,070,713	2,072,475

Total Asset-backed Securities (Cost: $75,145,302)			75,450,322

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—3.5%
Fannie Mae, Pool #AE0134 4.40%(5)	02/01/20	202,002	201,691
Fannie Mae, Pool #AM3058 3.41%	04/01/28	3,340,654	3,671,778
Fannie Mae, Pool #AM8645 2.69%	05/01/27	4,571,408	4,809,083
Fannie Mae, Pool #AM9536 3.34%	08/01/30	2,983,417	3,259,665
Fannie Mae, Pool #AN0245 3.42%	11/01/35	2,118,712	2,324,513
Fannie Mae, Pool #AN5742 3.19%	05/01/30	3,336,377	3,637,346
Fannie Mae, Pool #AN5977 3.49%	02/01/33	3,000,000	3,387,531
Fannie Mae, Pool #AN9655 3.71%	06/01/30	4,480,000	5,121,573
Freddie Mac Multifamily Structured Pass-Through Certificates (K158 -A3) 3.90%(5)	10/25/33	2,250,000	2,651,605
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3) 3.75%	04/25/33	4,045,000	4,688,786
Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H) 2.93%(5)	01/25/46	4,596,755	4,630,779
Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2) 2.51%(5)	09/25/26	4,656,538	4,702,854
NCUA Guaranteed Notes (11-C1-2A) 2.22% (1 mo. USD LIBOR + 0.530%)(1)	03/09/21	511,886	512,154

Total Commercial Mortgage-backed Securities—Agency (Cost: $40,583,643)			43,599,358

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—2.0%
BAMLL Commercial Mortgage Securities Trust (18-PARK-A) 4.23%(2),(5)	08/10/38	1,930,000	2,216,262
BBCMS Trust (13-TYSN-A2) 3.76%(2)	09/05/32	1,740,000	1,750,388
BX Trust (19-OC11-A) 3.20%(2)	12/09/41	585,000	630,301
CALI Mortgage Trust (19-101C-A) 3.96%(2)	03/10/39	1,285,000	1,461,815
COMM Mortgage Trust (13-300P-A1) 4.35%(2)	08/10/30	1,515,000	1,623,185
COMM Mortgage Trust (14-277P-A) 3.73%(2),(5)	08/10/49	400,000	429,105
COMM Mortgage Trust (16-787S-A) 3.55%(2)	02/10/36	1,635,000	1,765,741
CPT Mortgage Trust (19-CPT-A) 2.87%(2)	11/13/39	1,105,000	1,165,165
DC Office Trust (19-MTC-A) 2.97%(2)	09/15/45	1,180,000	1,252,685
Hudson Yards Mortgage Trust (19-30HY-A) 3.23%(2)	07/10/39	2,185,000	2,380,719
Hudson Yards Mortgage Trust (19-55HY-A) 3.04%(2),(5)	12/10/41	1,180,000	1,254,076
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(2)	06/05/39	1,160,000	1,269,633
Natixis Commercial Mortgage Securities Trust (20-2PAC-A) 2.97%(2)	01/15/25	1,215,000	1,258,740
One Bryant Park Trust (19-OBP-A) 2.52%(2)	09/15/54	1,495,000	1,530,586
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1) 3.87%(2),(5)	01/05/43	1,710,000	1,825,398
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(2),(5)	01/05/43	165,000	180,094
VNDO Mortgage Trust (12-6AVE-A) 3.00%(2)	11/15/30	1,550,000	1,596,585
VNDO Mortgage Trust (13-PENN-A) 3.81%(2)	12/13/29	1,675,000	1,691,516

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $24,415,167)			25,281,994

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—33.1%
Fannie Mae, Pool #MA3864 2.50%	12/01/34	11,376,293	11,584,677
Fannie Mae, Pool #MA3896 2.50%	01/01/35	16,000,632	16,293,722
Fannie Mae, Pool #MA3930 2.50%(6)	02/01/35	14,885,000	15,157,655
Fannie Mae , Pool #MA3905 3.00%	01/01/50	6,326,959	6,474,146
Fannie Mae (01-14-SH) (I/F) 22.01% (-3.50 x 1 mo. USD LIBOR + 27.825%)(1)	03/25/30	111,328	174,619
Fannie Mae (01-34-FV) 2.16% (1 mo. USD LIBOR + 0.500%)(1)	08/25/31	150,052	150,243
Fannie Mae (04-W10-A6) (PAC) 5.75%	08/25/34	1,625,732	1,786,827
Fannie Mae (07-89-GF) 2.18% (1 mo. USD LIBOR + 0.520%)(1)	09/25/37	601,122	605,611
Fannie Mae (08-30-SA) (I/O) (I/F) 5.19% (-1.00 x 1 mo. USD LIBOR + 6.850%)(1)	04/25/38	99,947	21,543
Fannie Mae (08-62-SN) (I/O) (I/F) 4.54% (-1.00 x 1 mo. USD LIBOR + 6.200%)(1)	07/25/38	149,541	30,151
Fannie Mae (09-64-TB) 4.00%	08/25/29	1,412,941	1,492,507
Fannie Mae (09-68-SA) (I/O) (I/F) 5.09% (-1.00 x 1 mo. USD LIBOR + 6.750%)(1)	09/25/39	75,067	14,242

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (10-26-AS) (I/O) (I/F) 4.67% (-1.00 x 1 mo. USD LIBOR + 6.330%)(1)	03/25/40	$1,140,469	$156,862
Fannie Mae (11-111-DB) 4.00%	11/25/41	3,910,144	4,204,458
Fannie Mae (18-38-LA) 3.00%	06/25/48	4,449,427	4,534,567
Fannie Mae (18-43-CT) 3.00%	06/25/48	3,527,683	3,609,525
Fannie Mae, Pool #254634 5.50%	02/01/23	6,317	6,809
Fannie Mae, Pool #596686 6.50%	11/01/31	10,963	12,279
Fannie Mae, Pool #679263 4.50%	11/01/24	6,427	6,796
Fannie Mae, Pool #727575 5.00%	06/01/33	35,594	38,285
Fannie Mae, Pool #748751 5.50%	10/01/33	90,353	97,525
Fannie Mae, Pool #AB2127 3.50%	01/01/26	694,125	724,532
Fannie Mae, Pool #AL0209 4.50%	05/01/41	590,516	653,317
Fannie Mae, Pool #AL0851 6.00%	10/01/40	575,246	662,728
Fannie Mae, Pool #AS9830 4.00%	06/01/47	3,683,549	3,891,498
Fannie Mae, Pool #CA1710 4.50%	05/01/48	5,771,135	6,150,449
Fannie Mae, Pool #CA1711 4.50%	05/01/48	4,065,982	4,333,223
Fannie Mae, Pool #CA2208 4.50%	08/01/48	3,627,904	3,850,479
Fannie Mae, Pool #CA2327 4.00%	09/01/48	1,167,802	1,259,358
Fannie Mae, Pool #MA1146 4.00%	08/01/42	1,802,023	1,942,856
Fannie Mae, Pool #MA1561 3.00%	09/01/33	2,680,970	2,784,535
Fannie Mae, Pool #MA1584 3.50%	09/01/33	4,145,207	4,355,588
Fannie Mae, Pool #MA3182 3.50%	11/01/47	1,373,562	1,433,193
Fannie Mae, Pool #MA3846 3.00%	11/01/49	5,862,386	5,956,782
Fannie Mae REMICS (19-79-FA) 2.16% (1 mo. USD LIBOR + 0.500%)(1)	01/25/50	7,831,499	7,830,803
Freddie Mac, Pool #SD8044 3.00%(6)	02/01/50	17,525,000	17,931,829
Freddie Mac (2439-KZ) 6.50%	04/15/32	118,826	135,363
Freddie Mac (2575-FD) (PAC) 2.13% (1 mo. USD LIBOR + 0.450%)(1)	02/15/33	282,868	284,522
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	171,441	179,607
Freddie Mac (3315-S) (I/O) (I/F) 4.73% (-1.00 x 1 mo. USD LIBOR + 6.410%)(1)	05/15/37	23,765	3,122
Freddie Mac (3339-JS) (I/F) 31.94% (-6.50 x 1 mo. USD LIBOR + 42.835%)(1)	07/15/37	409,469	868,243
Freddie Mac (3351-ZC) 5.50%	07/15/37	311,507	355,958
Freddie Mac (3380-SM) (I/O) (I/F) 4.73% (-1.00 x 1 mo. USD LIBOR + 6.410%)(1)	10/15/37	506,422	105,100
Freddie Mac (3382-FL) 2.38% (1 mo. USD LIBOR + 0.700%)(1)	11/15/37	157,264	158,755
Freddie Mac (3439-SC) (I/O) (I/F) 4.22% (-1.00 x 1 mo. USD LIBOR + 5.900%)(1)	04/15/38	1,704,391	274,857
Freddie Mac (3578-DI) (I/O) (I/F) 4.97% (-1.00 x 1 mo. USD LIBOR + 6.650%)(1)	04/15/36	690,846	128,811
Freddie Mac (4818-CA) 3.00%	04/15/48	2,482,718	2,566,794
Freddie Mac, Pool #A97179 4.50%	03/01/41	1,812,817	2,030,781
Freddie Mac, Pool #C90526 5.50%	02/01/22	3,971	4,066
Freddie Mac, Pool #G06360 4.00%	03/01/41	2,260,763	2,472,856
Freddie Mac, Pool #G06498 4.00%	04/01/41	1,623,687	1,765,572
Freddie Mac, Pool #G06499 4.00%	03/01/41	1,163,423	1,253,354
Freddie Mac, Pool #G07849 3.50%	05/01/44	1,323,254	1,410,031
Freddie Mac, Pool #G07924 3.50%	01/01/45	2,567,340	2,731,691
Freddie Mac, Pool #G08710 3.00%	06/01/46	4,118,715	4,257,431
Freddie Mac, Pool #G08711 3.50%	06/01/46	7,392,013	7,735,859
Freddie Mac, Pool #G08715 3.00%	08/01/46	7,694,869	7,954,027
Freddie Mac, Pool #G08716 3.50%	08/01/46	4,988,586	5,220,635
Freddie Mac, Pool #G08721 3.00%	09/01/46	6,201,156	6,410,007
Freddie Mac, Pool #G08722 3.50%	09/01/46	1,948,344	2,038,973
Freddie Mac, Pool #G08726 3.00%	10/01/46	5,948,740	6,148,619
Freddie Mac, Pool #G08732 3.00%	11/01/46	5,798,504	5,993,335
Freddie Mac, Pool #G08795 3.00%	01/01/48	1,202,549	1,239,668
Freddie Mac, Pool #G08816 3.50%	06/01/48	1,731,274	1,792,339
Freddie Mac, Pool #G08826 5.00%	06/01/48	1,194,842	1,285,202
Freddie Mac, Pool #G08843 4.50%	10/01/48	5,172,881	5,486,831
Freddie Mac, Pool #G16584 3.50%	08/01/33	4,583,529	4,794,585
Freddie Mac, Pool #G18592 3.00%	03/01/31	1,692,110	1,750,515
Freddie Mac, Pool #G18670 3.00%	12/01/32	1,267,833	1,311,187
Freddie Mac, Pool #G18713 3.50%	11/01/33	3,510,305	3,664,066

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac, Pool #G60344 4.00%	12/01/45	$1,157,585	$1,248,598
Freddie Mac, Pool #G67700 3.50%	08/01/46	1,741,987	1,849,691
Freddie Mac, Pool #G67703 3.50%	04/01/47	10,421,543	11,065,890
Freddie Mac, Pool #G67706 3.50%	12/01/47	7,098,177	7,537,046
Freddie Mac, Pool #G67707 3.50%	01/01/48	12,428,473	13,274,584
Freddie Mac, Pool #G67708 3.50%	03/01/48	13,941,075	14,759,464
Freddie Mac, Pool #G67710 3.50%	03/01/48	12,144,606	12,808,018
Freddie Mac, Pool #G67711 4.00%	03/01/48	3,925,621	4,238,723
Freddie Mac, Pool #G67718 4.00%	01/01/49	5,044,378	5,388,962
Freddie Mac, Pool #Q05261 3.50%	12/01/41	1,858,299	1,984,228
Freddie Mac, Pool #Q20178 3.50%	07/01/43	3,308,354	3,540,759
Ginnie Mae (08-27-SI) (I/O) (I/F) 4.81% (-1.00 x 1 mo. USD LIBOR + 6.470%)(1)	03/20/38	302,066	62,074
Ginnie Mae (08-81-S) (I/O) (I/F) 4.54% (-1.00 x 1 mo. USD LIBOR + 6.200%)(1)	09/20/38	1,152,865	233,416
Ginnie Mae (09-66-UF) 2.67% (1 mo. USD LIBOR + 1.000%)(1)	08/16/39	447,002	455,685
Ginnie Mae (10-1-S) (I/O) (I/F) 4.09% (-1.00 x 1mo. USD LIBOR + 5.750%)(1)	01/20/40	1,793,396	179,613
Ginnie Mae (18-124-NW) 3.50%	09/20/48	2,252,028	2,324,401
Ginnie Mae, Pool #608259 4.50%	08/15/33	38,129	41,240
Ginnie Mae, Pool #782114 5.00%	09/15/36	121,158	135,406
Ginnie Mae, Pool #MA4127 3.50%	12/20/46	3,843,694	4,021,506
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	1,739,762	1,769,557
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	3,033,943	3,181,187
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	2,923,500	3,065,384
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	2,942,615	3,078,743
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	7,917,940	8,202,758
Ginnie Mae II, Pool #MA4196 3.50%	01/20/47	2,501,425	2,617,143
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	979,793	1,058,752
Ginnie Mae II, Pool #MA4510 3.50%	06/20/47	1,429,675	1,493,252
Ginnie Mae II, Pool #MA4589 5.00%	07/20/47	2,513,780	2,713,219
Ginnie Mae II, Pool #MA4722 5.00%	09/20/47	877,502	946,342
Ginnie Mae II, Pool #MA4777 3.00%	10/20/47	1,111,711	1,150,467
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	4,387,124	4,541,446
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	9,395,489	9,807,432
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	2,733,999	2,876,531
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	4,731,378	4,978,040
Ginnie Mae II, Pool #MA5078 4.00%	03/20/48	4,009,351	4,218,371
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	8,384,972	8,877,373
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	271,457	283,389
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	530,651	561,647
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	5,851,090	5,958,252
Ginnie Mae II TBA, 30 Year 3.00%(7)	07/01/49	6,800,000	6,985,367
Uniform Mortgage-Backed Securities TBA, 15 Year
2.50%(7)	08/01/34	12,125,000	12,344,762
3.00%(7)	12/01/33	730,000	752,299
Uniform Mortgage-Backed Securities TBA, 30 Year
2.50%(7)	09/01/49	4,400,000	4,434,891
3.00%(7)	08/01/49	9,900,000	10,125,160
5.00%(7)	09/01/48	4,425,000	4,741,837

Total Residential Mortgage-backed Securities—Agency (Cost: $400,979,409)			409,939,886

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.9%
Aames Mortgage Investment Trust (06-1-A4) 2.22% (1 mo. USD LIBOR + 0.560%)(1)	04/25/36	5,758,144	5,715,892
Aegis Asset Backed Securities Trust (05-5-2A) 1.91% (1 mo. USD LIBOR + 0.250%)(1)	12/25/35	2,842,853	2,852,606
Ajax Mortgage Loan Trust (19-F-A1) 2.86%(2),(5)	07/25/59	4,708,494	4,747,162
Banc of America Funding Trust (15-R2-9A1) 1.88% (1 mo. USD LIBOR + 0.215%)(2),(1)	03/27/36	1,335,894	1,336,440
Centex Home Equity (02-C-AF6) 4.50%(5)	09/25/32	5,715	5,715
CIM Trust (17-7-A) 3.00%(2),(5)	04/25/57	5,285,749	5,357,635
Citigroup Mortgage Loan Trust (06-2AD) 1.90% (1 mo. USD LIBOR + 0.240%)(1)	08/25/36	1,692,120	1,676,540
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2) 5.75%(8)	08/25/35	284,482	233,863
Conseco Financial Corp. (98-6-A8) 6.66%(5)	06/01/30	358,471	369,685
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	7,208	7,446
CSMC Series, Ltd. (10-3R-2A3) 4.50%(2),(5)	12/26/36	3,133,194	3,210,429
CSMC Series, Ltd. (15-5R-1A1) 3.16%(2),(5)	09/27/46	2,581,648	2,566,841
CSMC Trust (14-7R-8A1) 3.82%(2),(5)	07/27/37	1,980,691	1,989,245

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
CSMC Trust (18-RPL9-A) 3.85%(2),(5)	09/25/57	$4,913,750	$5,216,334
GS Mortgage-Backed Securities Trust (18-RPL1-A1A) 3.75%(2)	10/25/57	4,970,461	5,078,252
GSAA Home Equity Trust (05-11-2A2) 1.98% (1 mo. USD LIBOR + 0.320%)(1)	10/25/35	1,520,813	1,543,210
Home Equity Asset Trust (06-3-1A1) 1.86% (1 mo. USD LIBOR + 0.200%)(1)	07/25/36	1,708,748	1,712,823
Indymac Index Mortgage Loan Trust (05-AR6-2A1) 2.14% (1 mo. USD LIBOR + 0.480%)(1)	04/25/35	764,969	729,562
Mid-State Trust (04-1-B) 8.90%	08/15/37	966,945	1,099,107
Morgan Stanley Capital, Inc. (04-WMC2-M1) 2.58% (1 mo. USD LIBOR + 0.915%)(1)	07/25/34	1,066,485	1,073,902
Morgan Stanley Mortgage Loan Trust (04-3-4A) 5.61%(5)	04/25/34	167,882	184,175
New Century Home Equity Loan Trust (05-D-A1) 1.88% (1 mo. USD LIBOR + 0.220%)(1)	02/25/36	4,642,203	4,616,740
Nomura Resecuritization Trust (15-5R-2A1) 4.06%(2),(5)	03/26/35	835,445	846,464
Option One Mortgage Loan Trust (05-2-M1) 2.32% (1 mo. USD LIBOR + 0.660%)(1)	05/25/35	2,910,632	2,925,151
Structured Asset Investment Loan Trust (04-6-A3) 2.46% (1 mo. USD LIBOR + 0.800%)(1)	07/25/34	3,160,775	3,098,064
Structured Asset Securities Corp. (03-34A-5A4) 4.11%(5)	11/25/33	330,932	345,575
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1) 1.92% (1 mo. USD LIBOR + 0.260%)(1)	11/25/45	4,263,067	4,198,476
WaMu Mortgage Pass-Through Certificates (05-AR3-A2) 4.39%(5)	03/25/35	1,194,242	1,214,706
Wells Fargo Alternative Loan Trust (07-PA3-2A1) 6.00%(8)	07/25/37	92,015	92,625
Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6) 2.67% (1 mo. USD LIBOR + 1.005%)(1)	11/25/35	4,087,681	4,099,645
Wells Fargo Home Equity Trust (04-2-A33) 2.66% (1 mo. USD LIBOR + 1.000%)(1)	10/25/34	5,203,027	5,223,133

Total Residential Mortgage-backed Securities—Non-agency (Cost: $71,531,160)			73,367,443

U.S. TREASURY SECURITIES—24.3%
U.S. Treasury Bond 2.38%	11/15/49	63,655,000	68,846,861
U.S. Treasury Inflation Indexed Note
0.13%(9)	07/15/24	1,819,860	1,852,681
0.13%(9)	10/15/24	9,914,923	10,107,024
0.25%(9)	07/15/29	12,957,517	13,470,694
1.00%(9)	02/15/49	12,534,748	15,077,019
U.S. Treasury Note
1.38%	01/31/22	15,200,000	15,213,656
1.50%	11/30/24	38,525,000	38,847,044
1.50%	01/31/25	28,635,000	28,704,350
1.63%	12/31/21	23,560,000	23,686,083
1.75%	12/31/24	51,905,000	52,949,183
1.75%	11/15/29	31,395,000	32,054,785

Total U.S. Treasury Securities (Cost: $291,769,949)			300,809,380

Total Fixed Income Securities (Cost: $1,165,504,184)			1,213,136,061

		Number of Shares

MONEY MARKET INVESTMENTS—2.3%
Dreyfus Government Cash Management Fund—Institutional Shares, 1.49%(10)		424,000	424,000
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(10)		28,269,096	28,269,096

Total Money Market Investments (Cost: $28,693,096)			28,693,096

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—5.6%

COMMERCIAL PAPER—0.3% (Cost: $3,476,632)

Auto Manufacturers—0.3%
Ford Motor Credit Co. 3.24%	10/14/20	$3,555,000	3,493,387

U.S. TREASURY SECURITIES—5.3%
U.S. Treasury Bill
1.50%(11)	04/30/20	49,000,000	48,819,712
1.44%(11),(12)	03/19/20	1,342,000	1,339,462
1.50%(11)	07/16/20	15,000,000	14,898,269
Total U.S. Treasury Securities (Cost: $65,049,578)			65,057,443

Total Short Term Investments (Cost: $68,526,210)			68,550,830

Total Investments (105.8%) (Cost: $1,262,723,490)			1,310,379,987

Liabilities In Excess Of Other Assets (-5.8%)			(72,046,982)

Net Assets (100.0%)			$1,238,333,005

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Value	Net Unrealized Appreciation/ Depreciation
Long Futures
253	2-Year U.S. Treasury Note Futures	03/31/20	$54,540,175	$54,738,922	$198,747
87	2-Year U.S. Treasury Note Futures	06/30/20	18,839,163	18,857,930	18,767
818	5-Year U.S. Treasury Note Futures	03/31/20	97,144,053	98,422,016	1,277,963
179	5-Year U.S. Treasury Note Futures	06/30/20	21,550,347	21,610,055	59,708

			$192,073,738	$193,628,923	$1,555,185

CENTRALLY CLEARED—INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Frequency	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation/ Depreciation	Premium Paid	Value
26,710,000(13)	01/21/23	Quarterly	3 Month USD LIBOR	1.57%	$184,446	$—	$184,446
69,250,000(13)	01/21/23	Quarterly	3 Month USD LIBOR	1.58%	$473,489	$13,844	$487,333
28,170,000(13)	01/21/26	Quarterly	1.68%	3 Month USD LIBOR	$(496,080)	$(9,315)	$(505,395)
10,865,000(13)	01/21/26	Quarterly	2.37%	3 Month USD LIBOR	$(190,762)	$—	$(190,762)

					$(28,907)	$4,529	$(24,378)

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Notes to Schedule of Investments:

CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.
(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2020.
(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $155,395,761 or 12.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)		For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)		Restricted security (Note 3).
(5)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(7)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(10)		Rate disclosed is the 7-day net yield as of January 31, 2020.
(11)		Rate shown represents yield-to-maturity.
(12)		All or a portion of this security is held as collateral for open futures contracts.
(13)		This instrument has a forward starting effective date. See Note 2, Significant Accounting Policies in the Notes to Financial Statements for further information.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	33.1%
U.S. Treasury Securities	29.6
Corporate Bonds	22.4
Asset-Backed Securities	6.1
Residential Mortgage-Backed Securities—Non-Agency	5.9
Commercial Mortgage-Backed Securities—Agency	3.5
Money Market Investments	2.3
Commercial Mortgage-Backed Securities—Non-Agency	2.0
Municipal Bonds	0.6
Commercial Paper	0.3
Other*	(5.8)

Total	100.0%

*	Includes futures, and swaps, pending trades, interest receivable, fund share transactions and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$276,831,999	$962,898	$277,794,897
Municipal Bonds	—	6,892,781	—	6,892,781
Asset-Backed Securities	—	75,450,322	—	75,450,322
Commercial Mortgage-Backed Securities—Agency	—	43,599,358	—	43,599,358
Commercial Mortgage-Backed Securities—Non-Agency	—	25,281,994	—	25,281,994
Residential Mortgage-Backed Securities—Agency	—	409,939,886	—	409,939,886
Residential Mortgage-Backed Securities—Non-Agency	—	73,367,443	—	73,367,443
U.S. Treasury Securities	178,648,429	122,160,951	—	300,809,380

Total Fixed Income Securities	178,648,429	1,033,524,734	962,898	1,213,136,061

Money Market Investments	28,693,096	—	—	28,693,096
Short-Term Investments*	65,057,443	3,493,387	—	68,550,830

Total Investments	$272,398,968	$1,037,018,121	$962,898	$1,310,379,987

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,555,185	—	—	1,555,185
Swap Agreements
Interest Rate Risk	—	671,779	—	671,779

Total	$273,954,153	$1,037,689,900	$962,898	$1,312,606,951

Liability Derivatives
Swap Agreements
Interest Rate Risk	$—	$(696,157)	$—	$(696,157)

Total	$—	$(696,157)	$—	$(696,157)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—96.0% of Net Assets
Angola—1.4%
Angolan Government International Bond
8.25%(1)	05/09/28		$40,639,000	$43,934,569
9.13%(1)	11/26/49		13,775,000	14,558,178
9.38%(1)	05/08/48		32,640,000	35,475,600

Total Angola (Cost: $87,545,399)				93,968,347

Argentina—1.4%
Argentine Republic Government International Bond
5.88%	01/11/28		102,981,000	45,408,184
6.88%	01/26/27		103,879,000	47,216,252

Total Argentina (Cost: $126,886,444)				92,624,436

Armenia—0.3% (Cost: $22,175,000)
Ardshinbank CJSC
6.50%(1)	01/28/25		22,175,000	22,452,188

Bahrain—3.2%
Bahrain Government International Bond
5.63%(1)	09/30/31		65,930,000	70,431,173
6.00%(2)	09/19/44		23,635,000	24,646,578
6.75%(2)	09/20/29		41,490,000	48,376,510
7.00%(1)	10/12/28		24,005,000	28,393,414
7.50%(2)	09/20/47		29,115,000	35,665,875

Total Bahrain (Cost: $185,432,787)				207,513,550

Brazil—8.6%
Andrade Gutierrez International S.A. 9.50%(1)	12/30/24		28,201,000	29,398,132
Banco BTG Pactual S.A. 7.75% (5 year U.S. Treasury Constant Maturity Rate + 5.257%)(1),(3)	02/15/29		15,495,000	16,831,445
Banco do Brasil S.A. 6.25% (10 year U.S. Treasury Constant Maturity Rate + 4.398%)(2),(3),(4)	10/29/49		35,937,000	37,158,858
Brazil Notas do Tesouro Nacional, Series F 10.00%	01/01/27	BRL	226,550,000	63,043,914
CSN Islands XI Corp. 6.75%(1)	01/28/28		$27,675,000	27,531,090
CSN Islands XII Corp. 7.00%(2),(4)	09/29/49		20,188,000	19,011,040
Globo Comunicacao e Participacoes S.A. 4.88%(1)	01/22/30		24,700,000	25,299,469
Klabin Austria GmbH 7.00%(1)	04/03/49		32,080,000	36,196,866
MV24 Capital B.V. 6.75%(1)	06/01/34		31,346,847	33,859,297
NBM US Holdings, Inc. 7.00%(2)	05/14/26		14,030,000	15,068,220
Petrobras Global Finance B.V. 6.85%	06/05/15		183,838,000	219,582,542
Prumo Participacoes e Investimentos S/A 7.50%(1)	12/31/31		19,619,930	21,375,914
Usiminas International S.A.R.L. 5.88%(1)	07/18/26		22,255,000	23,940,816

Total Brazil (Cost: $539,995,054)				568,297,603

Chile—2.1%
AES Gener S.A. 7.13% (USD 5 Year Swap rate + 4.644%)(1),(3)	03/26/79		27,553,000	29,684,052
Banco del Estado de Chile 2.70%(1)	01/09/25		13,840,000	13,959,024
Corp. Nacional del Cobre de Chile
3.15%(1)	01/14/30		38,670,000	39,403,079
3.70%(1)	01/30/50		16,290,000	16,328,907
Inversiones CMPC S.A. 3.85%(1)	01/13/30		8,255,000	8,455,184
Latam Finance, Ltd. 7.00%(1)	03/01/26		30,287,000	33,037,060

Total Chile (Cost: $136,340,822)				140,867,306

China—3.4%
China Evergrande Group
8.25%(2)	03/23/22		38,871,000	37,018,554
9.50%(2)	04/11/22		11,589,000	11,259,872
Fantasia Holdings Group Co. Ltd. 7.38%(2)	10/04/21		30,500,000	30,085,200
Geopark, Ltd. 5.50%(1)	01/17/27		16,200,000	16,179,750
Grupo Aval, Ltd. 4.38%(1)	02/04/30		15,800,000	15,986,440
Kaisa Group Holdings, Ltd.
8.50%(2)	06/30/22		46,660,000	46,277,388
11.95%(2)	11/12/23		6,620,000	6,843,425
New Metro Global, Ltd. 6.50%(2)	04/23/21		25,080,000	25,175,931
Ronshine China Holdings, Ltd. 8.75%(2)	10/25/22		12,671,000	13,130,324
Sunac China Holdings, Ltd. 7.88%(2)	02/15/22		19,000,000	19,619,400

Total China (Cost: $217,014,639)				221,576,284

Colombia—3.1%
Bancolombia S.A. 4.63% (5 year Treasury Constant Maturity Rate + 2.944%)(3)	12/18/29		24,845,000	25,621,406
Colombia Government International Bond
3.00%	01/30/30		26,375,000	26,609,737
4.50%	03/15/29		21,095,000	23,810,981
5.00%	06/15/45		26,565,000	32,367,726
Ecopetrol S.A. 5.88%	05/28/45		42,895,000	51,585,527
Gran Tierra Energy, Inc. 7.75%(1)	05/23/27		17,855,000	17,410,411
Millicom International Cellular S.A. 6.25%(1)	03/25/29		26,780,000	29,551,730

Total Colombia (Cost: $185,988,692)				206,957,518

Costa Rica—1.3%
Costa Rica Government International Bond
4.38%(2)	04/30/25		8,917,000	9,014,329
6.13%(1)	02/19/31		51,655,000	55,141,712
7.00%(2)	04/04/44		23,089,000	24,552,843

Total Costa Rica (Cost: $84,164,096)				88,708,884

Dominican Republic—3.3%
Dominican Republic International Bond
4.50%(1)	01/30/30		42,380,000	42,494,426
5.88%(1)	01/30/60		25,275,000	25,325,550

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
Dominican Republic (Continued)
5.95%(1)	01/25/27		$43,237,000	$47,567,456
6.00%(1)	07/19/28		12,147,000	13,499,538
6.40%(1)	06/05/49		69,285,000	74,892,581
6.85%(2)	01/27/45		14,681,000	16,561,636

Total Dominican Republic (Cost: $210,264,061)				220,341,187

Ecuador—2.0%
Ecuador Government International Bond
7.88%(1)	03/27/25		32,475,000	27,723,908
7.88%(1)	01/23/28		52,629,000	42,882,109
8.88%(2)	10/23/27		39,528,000	33,693,667
9.50%(1)	03/27/30		28,900,000	24,949,370

Total Ecuador (Cost: $142,323,059)				129,249,054

Egypt—3.2%
Egypt Government International Bond
7.05%(1)	01/15/32		80,554,000	86,079,501
7.60%(1)	03/01/29		33,685,000	37,795,623
8.50%(2)	01/31/47		18,265,000	20,945,096
8.70%(1)	03/01/49		57,347,000	66,307,469

Total Egypt (Cost: $193,888,882)				211,127,689

El Salvador—1.3%
El Salvador Government International Bond
5.88%(2)	01/30/25		34,780,000	37,590,224
7.12%(1)	01/20/50		31,775,000	35,095,488
7.65%(2)	06/15/35		10,122,000	11,858,935

Total El Salvador (Cost: $76,961,164)				84,544,647

Ghana—1.8%
Ghana Government International Bond
8.13%(1)	03/26/32		55,970,000	57,525,966
8.95%(1)	03/26/51		57,755,000	59,215,682

Total Ghana (Cost: $114,006,677)				116,741,648

India—2.8%
Adani Ports & Special Economic Zone, Ltd. 4.38%(1)	07/03/29		17,685,000	18,703,854
Delhi International Airport, Ltd. 6.45%(1)	06/04/29		19,355,000	20,806,625
Future Retail, Ltd. 5.60%(1)	01/22/25		16,175,000	16,296,312
Greenko Mauritius, Ltd. 6.25%(1)	02/21/23		19,680,000	20,366,832
Neerg Energy, Ltd. 6.00%(1)	02/13/22		12,472,000	12,640,372
Network i2i, Ltd. 5.65% (5 year Treasury Constant Maturity Rate + 4.274%)(2),(3),(4)	12/31/99		28,935,000	28,862,662
ReNew Power, Ltd. 6.45%(1)	09/27/22		14,825,000	15,389,833
Shriram Transport Finance Co., Ltd. 5.10%(1)	07/16/23		17,765,000	17,831,619
Vedanta Resources Finance II PLC 9.25%(2)	04/23/26		15,397,000	14,914,612
Vedanta Resources PLC 6.13%(2)	08/09/24		19,158,000	17,039,125

Total India (Cost: $179,750,174)				182,851,846

Indonesia—5.0%
Freeport-McMoRan, Inc. 5.40%	11/14/34		17,150,000	17,686,795
Indonesia Asahan Aluminium Persero PT
6.53%(1)	11/15/28		24,513,000	30,089,707
6.76%(1)	11/15/48		33,437,000	43,427,976
Minejesa Capital B.V.
4.63%(2)	08/10/30		27,133,000	28,405,538
5.63%(1)	08/10/37		56,985,000	62,381,479
Perusahaan Penerbit SBSN Indonesia III
4.15%(2)	03/29/27		70,605,000	76,832,361
4.45%(2)	02/20/29		22,770,000	25,510,768
Saka Energi Indonesia PT
4.45%(1)	05/05/24		43,094,000	43,796,432

Total Indonesia (Cost: $302,405,764)				328,131,056

Iraq—0.2% (Cost: $12,259,237)
Iraq International Bond 5.80%(2)	01/15/28		14,230,000	13,734,796

Ivory Coast —1.8%
Ivory Coast Government International Bond
5.88%(1)	10/17/31	EUR	22,010,000	25,884,246
6.13%(1)	06/15/33		$30,350,000	31,187,660
6.88%(1)	10/17/40	EUR	50,285,000	59,856,806

Total Ivory Coast (Cost: $108,744,436)				116,928,712

Kazakhstan—1.5%
KazMunayGas National Co. JSC
5.38%(1)	04/24/30		$65,065,000	77,420,843
5.75%(1)	04/19/47		16,234,000	20,120,420

Total Kazakhstan (Cost: $86,738,344)				97,541,263

Kenya—2.2%
Kenya Government International Bond
7.00%(1)	05/22/27		29,690,000	31,614,327
8.00%(1)	05/22/32		76,722,000	83,580,947
8.25%(2)	02/28/48		24,985,000	26,958,815

Total Kenya (Cost: $138,004,697)				142,154,089

Lebanon—0.2% (Cost: $14,878,710)
Lebanon Government International Bond 8.25%	05/17/34		42,940,000	15,800,578

Mexico—9.0%
Aerovias De Mexico S.A. 7.00%	02/05/25		22,375,000	22,375,000
Alpek SAB de CV 4.25%(1)	09/18/29		16,600,000	17,305,500
Banco Mercantil del Norte S.A. 6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%)(1),(3),(4)	12/31/99		17,405,000	18,604,313
Banco Mercantil del Norte S.A. 7.50% (10 year Treasury Constant Maturity Rate + 5.470%)(1),(3),(4)	12/31/99		18,500,000	21,038,200
Braskem Idesa SAPI 7.45%(1)	11/15/29		32,825,000	34,671,406
Industrias Penoles SAB de CV 5.65%(1)	09/12/49		37,365,000	41,217,332
Mexico Government Bond 10.00%	12/05/24	MXN	1,066,010,000	64,504,063
Mexico Government International Bond
3.25%	04/16/30		$26,620,000	27,132,435
4.50%	01/31/50		19,965,000	22,445,027
Petroleos Mexicanos
5.35%	02/12/28		54,275,000	54,920,737
5.95%(1)	01/28/31		63,425,000	64,446,142

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
Mexico (Continued)
6.38%	01/23/45		$47,675,000	$47,508,138
6.50%	01/23/29		11,568,000	12,331,489
6.63%	06/15/35		62,892,000	65,722,140
6.95%(1)	01/28/60		24,795,000	25,174,364
7.69%(1)	01/23/50		29,473,000	32,452,720
Unifin Financiera SAB de CV SOFOM ENR 8.38%(1)	01/27/28		15,840,000	16,858,512

Total Mexico (Cost: $571,380,525)				588,707,518

Mongolia—0.2% (Cost: $10,784,844)
Development Bank of Mongolia LLC 7.25%(1)	10/23/23		11,025,000	11,757,129

Nigeria—2.2%
IHS Netherlands Holdco B.V. 7.13%(1)	03/18/25		26,675,000	28,344,855
Nigeria Government International Bond
7.14%(1)	02/23/30		43,170,000	44,559,535
7.70%(1)	02/23/38		69,220,000	69,708,416

Total Nigeria (Cost: $136,877,806)				142,612,806

Oman—2.6%
Oman Government International Bond
5.63%(1)	01/17/28		55,510,000	57,608,278
6.00%(1)	08/01/29		39,681,000	41,577,355
6.75%(2)	01/17/48		69,616,000	69,358,421

Total Oman (Cost: $156,440,981)				168,544,054

Panama—1.2%
Aeropuerto Internacional de Tocumen S. A. 6.00%(1)	11/18/48		16,565,000	20,934,267
C&W Senior Financing DAC 6.88%(1)	09/15/27		19,349,000	20,802,110
Global Bank Corp. 5.25% (3 mo. USD LIBOR + 3.300%)(1),(3)	04/16/29		36,995,000	40,487,328

Total Panama (Cost: $72,824,710)				82,223,705

Paraguay—0.7%
Paraguay Government International Bond
5.40%(1)	03/30/50		15,980,000	18,776,500
5.60%(2)	03/13/48		14,717,000	17,625,079
Telefonica Celular del Paraguay S.A. 5.88%(1)	04/15/27		9,550,000	10,229,316

Total Paraguay (Cost: $40,665,217)				46,630,895

Peru—0.8%
Nexa Resources S.A. 5.38%(2)	05/04/27		11,163,000	12,034,830
Peru LNG SRL 5.38%(1)	03/22/30		39,627,000	38,913,714

Total Peru (Cost: $52,230,725)				50,948,544

Qatar—2.2%
Qatar Government International Bond
4.00%(1)	03/14/29		77,439,000	87,675,468
4.82%(1)	03/14/49		23,000,000	29,396,875
5.10%(1)	04/23/48		19,790,000	26,274,317

Total Qatar (Cost: $123,084,979)				143,346,660

Romania—0.6%
Romanian Government International Bond
2.00%(1)	01/28/32	EUR	13,985,000	15,979,492
3.38%(1)	01/28/50	EUR	17,745,000	20,896,240

Total Romania (Cost: $35,114,303)				36,875,732

Russia—2.4%
Credit Bank of Moscow Via CBOM Finance PLC 4.70%(1)	01/29/25		$22,250,000	22,283,375
Russian Federation Government Bond
4.25%(2)	06/23/27		39,200,000	43,360,061
4.38%(1)	03/21/29		31,000,000	34,999,000
5.10%(1)	03/28/35		38,400,000	46,913,664
Sovcombank Via SovCom Capital DAC 7.75%	12/31/99		10,350,000	10,474,200

Total Russia (Cost: $138,792,906)				158,030,300

Saudi Arabia—4.4%
KSA Sukuk, Ltd. 2.97%(1)	10/29/29		22,225,000	22,836,299
Saudi Arabian Oil Co.
3.50%(1)	04/16/29		25,535,000	27,081,855
4.25%(1)	04/16/39		42,665,000	47,341,084
Saudi Government International Bond
2.50%(1)	02/03/27		24,825,000	24,966,254
2.75%(1)	02/03/32		49,375,000	49,745,313
3.75%(1)	01/21/55		76,680,000	78,137,771
4.50%(2)	10/26/46		33,900,000	38,835,501

Total Saudi Arabia (Cost: $272,029,523)				288,944,077

South Africa—3.6%
Eskom Holdings SOC, Ltd. 5.75%(2)	01/26/21		17,575,000	17,650,573
Petra Diamonds US Treasury PLC 7.25%(2)	05/01/22		19,281,000	11,839,739
SASOL Financing USA LLC 6.50%	09/27/28		19,100,000	21,420,650
South Africa Government Bond
4.30%	10/12/28		42,651,000	42,211,695
5.75%	09/30/49		76,195,000	75,141,985
5.88%	06/22/30		33,905,000	37,025,955
8.00%	01/31/30	ZAR	474,500,000	29,635,094

Total South Africa (Cost: $234,482,748)				234,925,691

Sri Lanka —3.4%
Sri Lanka Government Bond
5.75%(1)	04/18/23		$57,785,000	58,073,636
6.75%(2)	04/18/28		54,773,000	53,096,946
6.83%(2)	07/18/26		17,450,000	17,503,552
6.85%(1)	03/14/24		24,605,000	25,298,005
7.55%(1)	03/28/30		46,445,000	46,082,729
7.85%(1)	03/14/29		21,615,000	22,046,431

Total Sri Lanka (Cost: $216,119,635)				222,101,299

Tanzania—0.2% (Cost: $13,118,419)
HTA Group, Ltd.
9.13%(2)	03/08/22		12,829,000	13,245,943

Turkey—3.0%
Turkey Government International Bond
3.25%	03/23/23		26,090,000	25,876,062
4.88%	10/09/26		97,460,000	97,937,554
5.60%	11/14/24		29,585,000	31,215,429
5.75%	03/22/24		19,060,000	20,239,337
Turkiye Vakiflar Bankasi TAO
5.25%(1)	02/05/25		19,075,000	19,008,238

Total Turkey (Cost: $184,853,290)				194,276,620

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Ukraine—4.3%
Metinvest B.V.
7.75%(1)	10/17/29	$37,030,000	$39,117,381
Ukraine Government International Bond
0.00%(2),(5),(6)	05/31/40	80,824,000	80,318,850
7.38%(2)	09/25/32	68,315,000	75,709,142
7.75%(2)	09/01/26	38,415,000	43,621,769
7.75%(2)	09/01/27	39,841,000	45,217,065

Total Ukraine (Cost: $252,725,687)			283,984,207

United Arab Emirates—2.8%
Abu Dhabi Government International Bond
2.50%(1)	09/30/29	50,125,000	51,067,350
3.13%(1)	09/30/49	100,505,000	100,896,969
DP World PLC
4.70%(1)	09/30/49	33,485,000	34,995,174

Total United Arab Emirates (Cost: $181,523,692)			186,959,493

Uruguay—1.5%
Uruguay Government International Bond
4.38%	01/23/31	24,480,000	28,109,405
4.98%	04/20/55	57,125,000	71,006,375

Total Uruguay (Cost: $81,764,631)			99,115,780

Venezuela—0.3%
Venezuela Government International Bond
8.25%(7),(8)	10/13/24	60,057,200	7,657,293
9.25%(7),(8)	09/15/27	60,955,000	7,771,763
9.25%(7),(8)	05/07/28	49,048,000	6,253,620

Total Venezuela (Cost: $55,533,009)			21,682,676

Vietnam—0.5% (Cost: $31,214,063)
Mong Duong Finance Holdings B.V.
5.13%(1)	05/07/29	31,080,000	32,144,445

Total Fixed Income Securities (Cost: $6,027,329,831)			6,309,170,255

PURCHASED OPTIONS(9) (0.0%) (Cost: $1,956,875)			1,385,506

		Shares
MONEY MARKET INVESTMENTS (7.4% )
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(10)		482,498,469	482,498,469

Total Money Market Investments (Cost: $482,498,469)			482,498,469

Total Investments (103.4%) (Cost: $6,511,785,175)			6,793,054,230
Liabilities In Excess Of Other Assets (-3.4%)			(221,092,129)

Total Net Assets (100.0%)			$6,571,962,101

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

PURCHASED OPTIONS—OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid by Fund	Unrealized (Depreciation)
USD Put / EUR Call	Goldman Sachs International	EUR	1.115	4/8/20	193,750	$193,750	$1,385,506	$1,956,875	$(571,369)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Citibank N.A.	SAR	69,663,299	04/06/20	$18,493,045	$18,575,889	$82,844
JPMorgan Chase Bank	IDR	445,944,750,000	04/15/20	32,350,000	32,452,660	102,660

				$50,843,045	$51,028,549	$185,504

SELL (12)
Bank of America, N.A.	IDR	445,944,750,000	04/15/20	$32,415,843	$32,452,660	$(36,817)
Citibank N.A.	SAR	69,663,299	04/06/20	18,470,000	18,575,889	(105,889)

				$50,885,843	$51,028,549	$(142,706)

Notes to the Schedule of Investments:
BRL	-	Brazilian Real.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
MXN	-	Mexican Peso.
SAR	-	Saudi Riyal.
USD	-	U.S. Dollar.
ZAR	-	South African Rand.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $3,616,291,114 or 55.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2020, the value of these securities amounted to $1,295,230,053 or 19.7% of net assets.
(3)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2020.
(4)		Perpetual Maturity.
(5)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)		Security is not accruing interest.
(7)		For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(9)		See options table for description of purchased options.
(10)		Rate disclosed is the 7-day net yield as of January 31, 2020.
(11)		Fund buys foreign currency, sells U.S. Dollar.
(12)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Airlines	0.8%
Banks	3.8
Chemicals	1.1
Commercial Services	0.8
Diversified Financial Services	1.2
Electric	2.6
Energy-Alternate Sources	0.7
Engineering & Construction	1.5
Food	0.2
Foreign Government Bonds	58.6
Forest Products & Paper	0.1
Iron & Steel	1.3
Media	0.4
Metal Fabricate & Hardware	0.2
Mining	3.7
Oil & Gas	12.5
Packaging & Containers	0.6
Pipelines	0.6
Real Estate	2.9
Retail	0.3
Telecommunications	1.4
Transportation	0.8
Money Market Investments	7.3

Total	103.4%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$55,412,060	$—	$55,412,060
Banks	—	247,073,570	—	247,073,570
Chemicals	—	73,397,556	—	73,397,556
Commercial Services	—	53,699,027	—	53,699,027
Diversified Financial Services	—	79,052,665	—	79,052,665
Electric	—	170,266,087	—	170,266,087
Energy-Alternate Sources	—	48,397,036	—	48,397,036
Engineering & Construction	—	99,483,880	—	99,483,880
Food	—	15,068,220	—	15,068,220
Foreign Government Bonds	—	3,824,012,933	21,682,676	3,845,695,609
Forest Products & Paper	—	8,455,184	—	8,455,184
Iron & Steel	—	82,069,237	—	82,069,237
Media	—	25,299,469	—	25,299,469
Metal Fabricate & Hardware	—	13,245,943	—	13,245,943
Mining	—	243,982,103	—	243,982,103
Oil & Gas	—	823,074,593	—	823,074,593
Packaging & Containers	—	36,196,866	—	36,196,866
Pipelines	—	38,913,714	—	38,913,714
Real Estate	—	189,410,094	—	189,410,094
Retail	—	16,296,313	—	16,296,313
Telecommunications	—	89,445,818	—	89,445,818
Transportation	—	55,235,211	—	55,235,211

Total Fixed Income Securities	—	6,287,487,579	21,682,676	6,309,170,255

Currency Options	—	1,385,506	—	1,385,506
Money Market Investments	482,498,469	—	—	482,498,469

Total Investments	$482,498,469	$6,288,873,085	$21,682,676	$6,793,054,230

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	185,504	—	185,504

Total	$482,498,469	$6,289,058,589	$21,682,676	$6,793,239,734

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(142,706)	$—	$(142,706)

Total	$—	$(142,706)	$—	$(142,706)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—91.6% of Net Assets

Brazil—10.0%
Brazil Notas do Tesouro Nacional, Series B 6.00%	05/15/35	BRL	$2,780,000	$2,842,747
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/23	BRL	38,590,000	10,087,138
10.00%	01/01/25	BRL	25,310,000	6,856,617
10.00%	01/01/27	BRL	28,110,000	7,822,399

Total Brazil (Cost: $27,832,882)				27,608,901

Chile—2.6%
Bonos de la Tesoreria de la Republica
2.00%	03/01/35	CLP	2,125,368,750	3,177,470
4.50%	03/01/26	CLP	3,015,000,000	4,095,719

Total Chile (Cost: $7,641,354)				7,273,189

Colombia—6.7%
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	14,872,800,000	4,430,944
7.00%	05/04/22	COP	3,180,000,000	972,277
7.50%	08/26/26	COP	9,259,000,000	2,992,573
7.75%	09/18/30	COP	17,412,000,000	5,814,252
10.00%	07/24/24	COP	12,134,700,000	4,227,066

Total Colombia (Cost: $18,580,928)				18,437,112

Czech Republic—2.2%
Czech Republic Government Bond
0.95%(1)	05/15/30	CZK	31,480,000	1,318,048
2.00%	10/13/33	CZK	66,080,000	3,110,006
2.50%(1)	08/25/28	CZK	35,970,000	1,714,532

Total Czech Republic (Cost: $6,123,163)				6,142,586

Egypt—0.3% (Cost: $815,150)
Egypt Government Bond 15.16%	10/10/22	EGP	14,500,000	952,065

Indonesia—10.8%
Indonesia Treasury Bond
5.63%	05/15/23	IDR	11,930,000,000	873,585
6.63%	05/15/33	IDR	12,625,000,000	872,794
7.00%	05/15/22	IDR	42,316,000,000	3,190,357
7.50%	08/15/32	IDR	57,258,000,000	4,260,280
7.50%	06/15/35	IDR	12,179,000,000	918,089
8.13%	05/15/24	IDR	35,800,000,000	2,828,869
8.38%	03/15/24	IDR	49,853,000,000	3,967,430
8.38%	09/15/26	IDR	38,239,000,000	3,076,202
8.38%	03/15/34	IDR	86,890,000,000	6,974,108
9.00%	03/15/29	IDR	33,098,000,000	2,769,882

Total Indonesia (Cost: $27,484,050)				29,731,596

Malaysia—6.3%
Malaysia Government Bond
3.48%	03/15/23	MYR	11,720,000	2,911,124
3.84%	04/15/33	MYR	2,503,000	645,906
3.88%	03/10/22	MYR	13,100,000	3,264,112
3.89%	08/15/29	MYR	9,900,000	2,565,835
3.90%	11/16/27	MYR	11,410,000	2,931,852
4.18%	07/15/24	MYR	14,400,000	3,684,334
4.89%	06/08/38	MYR	4,338,000	1,263,670

Total Malaysia (Cost: $16,626,901)				17,266,833

Mexico—11.6%
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	76,320,000	3,873,286
6.50%	06/09/22	MXN	57,550,000	$3,039,339
7.50%	06/03/27	MXN	107,795,000	5,993,170
7.75%	05/29/31	MXN	60,920,000	3,487,298
7.75%	11/13/42	MXN	59,875,700	3,452,870
8.00%	12/07/23	MXN	67,500,000	3,738,939
8.00%	09/05/24	MXN	41,060,000	2,293,048
8.50%	05/31/29	MXN	62,130,000	3,706,847
8.50%	11/18/38	MXN	38,630,000	2,379,304

Total Mexico (Cost: $30,131,851)				31,964,101

Peru—3.7%
Peruvian Government Bond 5.40%(1)	08/12/34	PEN	730,000	233,140
Peruvian Government International Bond
6.15%(1)	08/12/32	PEN	9,692,000	3,329,824
6.90%(1)	08/12/37	PEN	10,016,000	3,681,967
6.95%(1)	08/12/31	PEN	4,811,000	1,755,246
Telefonica del Peru S.A. 7.38%(2)	04/10/27	PEN	3,787,000	1,203,861

Total Peru (Cost: $9,463,669)				10,204,038

Philippines—0.3% (Cost: $623,776)
Philippine Government Bond 5.50%	03/08/23	PHP	33,300,000	677,605

Poland—1.4% (Cost: $3,713,469)
Poland Government Bond 2.50%	07/25/27	PLN	14,404,000	3,822,902

Romania—2.7%
Romania Government Bond
3.65%	09/24/31	RON	3,630,000	780,453
4.25%	06/28/23	RON	12,855,000	3,032,526
5.00%	02/12/29	RON	8,470,000	2,077,816
5.85%	04/26/23	RON	6,340,000	1,566,979

Total Romania (Cost: $7,513,631)				7,457,774

Russia—10.7%
Russian Federal Bond—OFZ
6.50%	02/28/24	RUB	34,424,000	553,970
7.00%	08/16/23	RUB	263,200,000	4,300,232
7.05%	01/19/28	RUB	237,500,000	3,947,972
7.10%	10/16/24	RUB	185,400,000	3,052,482
7.25%	05/10/34	RUB	62,900,000	1,070,784
7.40%	12/07/22	RUB	329,300,000	5,406,727
7.65%	04/10/30	RUB	99,700,000	1,731,572
7.75%	09/16/26	RUB	172,000,000	2,949,426
8.15%	02/03/27	RUB	207,300,000	3,637,164
8.50%	09/17/31	RUB	156,720,000	2,916,585

Total Russia (Cost: $28,724,950)				29,566,914

Serbia—1.0% (Cost: $2,809,948)
Serbia Treasury Bond 4.50%	01/11/26	RSD	275,000,000	2,831,153

South Africa—9.6%
South Africa Government Bond 6.50%	02/28/41	ZAR	75,400,000	3,508,357

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
South Africa (Continued)
8.00%	01/31/30	ZAR	39,200,000	$2,448,252
8.25%	03/31/32	ZAR	43,700,000	2,676,874
8.50%	01/31/37	ZAR	113,660,000	6,713,415
8.75%	01/31/44	ZAR	78,600,000	4,600,349
8.75%	02/28/48	ZAR	72,400,000	4,223,218
8.88%	02/28/35	ZAR	37,800,000	2,355,831

Total South Africa (Cost: $28,169,830)				26,526,296

Thailand—4.6%
Thailand Government Bond
2.13%	12/17/26	THB	120,393,000	4,098,844
3.30%	06/17/38	THB	186,374,000	7,523,452
3.40%	06/17/36	THB	29,739,000	1,201,253

Total Thailand (Cost: $11,829,911)				12,823,549

Turkey—3.8%
Turkey Government Bond
9.50%	01/12/22	TRY	12,500,000	2,070,176
10.70%	02/17/21	TRY	14,419,271	2,427,063
11.00%	03/02/22	TRY	22,156,250	3,772,319
11.00%	02/24/27	TRY	9,400,000	1,655,413
16.20%	06/14/23	TRY	3,050,000	598,585

Total Turkey (Cost: $10,614,672)				10,523,556

Ukraine—3.3%
Ukraine Government International Bond
6.75%(2)	06/20/26	EUR	830,000	1,067,251
14.30%(2)	05/06/20	UAH	18,326,000	745,240
14.50%(2)	08/19/20	UAH	15,000,000	612,557
14.64%(2)	06/10/20	UAH	8,453,000	342,482
16.00%(2)	05/24/23	UAH	39,334,000	1,874,354
16.06%(2)	08/03/22	UAH	36,047,000	1,627,309
17.00%(2)	05/11/22	UAH	16,836,000	762,350
17.25%(2)	09/30/20	UAH	39,721,000	1,655,311
17.25%(2)	01/05/22	UAH	11,505,000	516,273

Total Ukraine (Cost: $9,253,826)				9,203,127

Total Fixed Income Securities (Cost: $247,953,961)				253,013,297

PURCHASED OPTIONS(3) (0.0%) (Cost: $129,881)				56,515

		Shares
MONEY MARKET INVESTMENTS—1.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(4)			5,124,945	5,124,945

Total Money Market Investments (Cost: $5,124,945)				5,124,945

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—6.2%
FOREIGN GOVERNMENT BONDS—6.2%

Egypt—5.5%
Egypt Treasury Bills
0.00%(5)	02/11/20	EGP	44,400,000	2,801,415
0.00%(5)	02/18/20	EGP	49,300,000	3,102,156
0.00%(5)	03/10/20	EGP	48,700,000	3,039,127
0.00%(5)	04/07/20	EGP	30,300,000	1,874,976
0.00%(5)	05/05/20	EGP	39,300,000	2,401,528
0.00%(5)	05/12/20	EGP	20,975,000	1,278,280
0.00%(5)	05/26/20	EGP	8,600,000	522,368

Total Egypt (Cost: $14,809,597)				15,019,850

Pakistan—0.5%
Pakistan T Bills
0.00%(5)	03/26/20	PKR	18,600,000	118,354
0.00%(5)	04/23/20	PKR	217,600,000	1,367,301

Total Pakistan (Cost: $1,484,484)				1,485,655

Ukraine —0.2% (Cost: $502,901)
Ukraine Government Bills
0.00%(2),(5)	04/01/20	UAH	12,985,000	510,242

Total Ukraine (Cost: $502,901)				510,242

Total Short Term Investments (Cost: $16,796,982)				17,015,747

Total Investments (99.7%) (Cost: $270,005,769)				275,210,504
Excess Of Other Assets Over Liabilities (0.3%)				940,482

Total Net Assets (100.0%)				$276,150,986

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

PURCHASED OPTIONS—OTC

Description		Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
CURRENCY OPTIONS
USD Put / EUR Call	Barclays Capital	EUR	1.115	3/16/20	$11,655,000	$11,655	$56,515	$129,881	$(73,366)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY(6)
Bank of America, N.A.	CZK	12,271,600	03/10/20	$535,000	$539,994	$4,994
Bank of America, N.A.	PLN	1,709,231	04/14/20	450,000	440,810	(9,190)
Bank of America, N.A.	ZAR	15,451,280	03/05/20	1,081,636	1,026,032	(55,604)
Bank of America, N.A.	ZAR	37,105,000	03/11/20	2,510,487	2,461,998	(48,489)
Barclays Bank PLC	CZK	254,945,281	03/10/20	11,091,812	11,218,492	126,680
Barclays Bank PLC	THB	375,688,000	02/05/20	12,440,000	12,053,037	(386,963)
BNP Paribas S.A.	PLN	67,103,415	04/14/20	17,494,626	17,305,928	(188,698)
BNP Paribas S.A.	RON	4,729,167	02/12/20	1,097,000	1,095,922	(1,078)
BNP Paribas S.A.	SGD	4,326,864	03/05/20	3,203,660	3,170,226	(33,434)
BNP Paribas S.A.	THB	45,729,200	04/08/20	1,520,000	1,469,076	(50,924)
Citibank N.A.	CZK	3,618,221	03/10/20	157,989	159,215	1,226
Citibank N.A.	PEN	4,649,150	03/27/20	1,375,000	1,374,927	(73)
Citibank N.A.	PLN	10,799,056	04/14/20	2,825,045	2,785,070	(39,975)
Goldman Sachs & Co.	BRL	7,623,990	02/10/20	1,870,000	1,783,404	(86,596)
Goldman Sachs & Co.	CZK	3,248,521	03/10/20	142,011	142,946	935
Goldman Sachs & Co.	MXN	52,875,000	03/24/20	2,784,653	2,775,117	(9,536)
Standard Chartered Bank	THB	16,861,477	02/05/20	558,000	540,960	(17,040)

				$61,136,919	$60,343,154	$(793,765)

SELL(7)
Bank of America, N.A.	THB	25,762,940	02/05/20	$826,000	$826,541	$(541)
Bank of America, N.A.	ZAR	15,451,280	03/05/20	1,040,000	1,026,032	13,968
Bank of America, N.A.	ZAR	37,105,000	03/11/20	2,500,000	2,461,998	38,002
Barclays Bank PLC	MXN	52,875,000	03/24/20	2,762,048	2,775,117	(13,069)
Barclays Bank PLC	RON	2,978,209	02/12/20	691,000	690,161	839
Barclays Bank PLC	SGD	4,326,864	03/05/20	3,172,815	3,170,226	2,589
Barclays Bank PLC	THB	104,683,540	02/05/20	3,359,000	3,358,517	483
BNP Paribas S.A.	RON	1,750,958	02/12/20	405,062	405,762	(700)
Goldman Sachs & Co.	PEN	4,700,345	03/27/20	1,413,001	1,390,068	22,933
JP Morgan Chase Bank	BRL	7,623,990	02/10/20	1,862,917	1,783,404	79,513

				$18,031,843	$17,887,826	$144,017

Notes to the Schedule of Investments:
BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nuevo Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	Romanian New Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
SGD	-	Singapore Dollar.
THB	-	Thai Baht.
TRY	-	Turkish New Lira.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

TWD	-	Taiwan Dollar.
UAH	-	Ukraine Hryvnia.
USD	-	U.S. Dollar.
ZAR	-	South African Rand.
(1)		Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2020, the value of these securities amounted to $12,032,757 or 4.4% of net assets.
(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $10,917,230 or 4.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)		See options table for description of purchased options.
(4)		Rate disclosed is the 7-day net yield as of January 31, 2020.
(5)		Security is not accruing interest.
(6)		Fund buys foreign currency, sells U.S. Dollar.
(7)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Foreign Government Bonds	91.2%
Short Term Investments	6.2
Telecommunications	0.4
Currency Options	0.0 *
Money Market Investments	1.9

Total	99.7%

*	Amount rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$251,809,436	$—	$251,809,436
Telecommunications	—	1,203,861	—	1,203,861

Total Fixed Income Securities	—	253,013,297	—	253,013,297

Purchased Options	—	56,515	—	56,515

Money Market Investments	5,124,945	—	—	5,124,945

Short-Term Investments	—	17,015,747	—	17,015,747

Total Investments	$5,124,945	$270,085,559	$—	$275,210,504

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	292,162	—	292,162

Total	$5,124,945	$270,377,721	$—	$275,502,666

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(941,910)	$—	$(941,910)

Total	$—	$(941,910)	$—	$(941,910)

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments January 31, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—83.5%
ASSET-BACKED SECURITIES—11.0%
BA Credit Card Trust (18-A2-A2) 3.00%	09/15/23	$10,000	$10,170
BlueMountain CLO, Ltd. (13-1A-A1R2) 3.05%(3 mo. USD LIBOR + 1.230%)(1),(2)	01/20/29	7,000	7,014
Chase Issuance Trust (12-A7-A7) 2.16%	09/15/24	10,000	10,160
Citibank Credit Card Issuance Trust (14-A5-A5) 2.68%	06/07/23	10,000	10,155
Educational Services of America, Inc. (12-2-A) 2.39%(1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	5,246	5,208
Madison Park Funding, Ltd. (18-30A-A) 2.58% (3 mo. USD LIBOR + 0.750%)(1),(2)	04/15/29	10,000	9,975
Nelnet Student Loan Trust (12-5A-A) 2.26% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/27/36	3,478	3,433
Scholar Funding Trust (11-A-A) 2.70% (3 mo. USD LIBOR + 0.900%)(1),(2)	10/28/43	3,035	3,035
SLM Student Loan Trust (05-4-A3) 1.91% (3 mo. USD LIBOR + 0.120%)(2)	01/25/27	10,523	10,432
SLM Student Loan Trust (07-2-B) 1.96% (3 mo. USD LIBOR + 0.170%)(2)	07/25/25	15,000	13,648
SLM Student Loan Trust (08-1-A4) 2.44% (3 mo. USD LIBOR + 0.650%)(2)	01/25/22	9,386	9,142
SLM Student Loan Trust (08-3-A3) 2.79% (3 mo. USD LIBOR + 1.000%)(2)	10/25/21	9,637	9,574
SLM Student Loan Trust (08-3-B) 2.99% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	10,000	9,646
SLM Student Loan Trust (13-4-A) 2.21% (1 mo. USD LIBOR + 0.550%)(2)	06/25/43	8,919	8,795
SLM Student Loan Trust (13-6-A3) 2.31% (1 mo. USD LIBOR + 0.650%)(2)	06/25/55	10,266	10,256

Total Asset-backed Securities (Cost: $130,177)			130,643

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—8.2%
Fannie Mae (10-M5-X) (I/O) 1.08%(3)	07/25/20	476,711	963
Fannie Mae, Pool #AL8939 2.52%(3)	11/01/22	10,080	10,245
Freddie Mac (KJ14-A1) 2.20%	11/25/23	2,516	2,547
Freddie Mac (KJ20-A1) 3.21%	10/25/24	4,476	4,666
Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O) 0.82%(3)	12/25/22	593,729	5,380
Freddie Mac Multifamily Structured Pass-Through Certificates (KF19-A) 2.21% (1 mo. USD LIBOR + 0.450%)(2)	06/25/23	4,196	4,194
Freddie Mac Multifamily Structured Pass-Through Certificates (KS03-A4) 3.16%(3)	05/25/25	1,000	1,054
Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O) 0.41%(3)	07/25/23	546,688	5,197
Freddie Mac Multifamily Structured Pass-Through Certificates (KF05-A) 2.11% (1 mo. USD LIBOR + 0.350%)(2)	09/25/21	571	571
Freddie Mac Multifamily Structured Pass-Through Certificates (KF14-A) 2.41% (1 mo. USD LIBOR + 0.650%)(2)	01/25/23	6,151	6,151
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.78%(3)	09/25/25	500,000	16,773
Freddie Mac Multifamily Structured Pass-Through Certificates (KS10-A10) 2.37% (1 mo. USD LIBOR + 0.610%)(2)	10/25/28	11,676	11,683
FRESB Mortgage Trust (16-SB17-A5F) 1.86%(3)	06/25/21	5,271	5,267
FRESB Mortgage Trust (16-SB20-A5F) 1.74%(3)	07/25/21	4,415	4,420
Ginnie Mae (11-53-IO) (I/O) 0.00%(3)	05/16/51	464,351	2,727
Ginnie Mae (12-123-IO) (I/O) 0.78%(3)	12/16/51	319,501	10,778
Ginnie Mae (13-1-IO) (I/O) 0.61%(3)	02/16/54	136,606	4,090

Total Commercial Mortgage-backed Securities—Agency (Cost: $94,716)			96,706

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—10.1%
Citigroup Commercial Mortgage Trust (13-GC11-AAB) 2.69%	04/10/46	6,299	6,367
COMM Mortgage Trust (12-CR2-ASB) 2.75%	08/15/45	3,085	3,096
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.85%(3)	10/15/45	204,370	7,860
COMM Mortgage Trust (13-LC6-XB) (I/O) 0.48%(1),(3)	01/10/46	100,000	1,089
GS Mortgage Securities Corp. Trust (17-GPTX-XCP) (I/O) 0.91%(1),(3)	05/10/34	150,000	309
GS Mortgage Securities Trust (11-GC5-XA) (I/O) 1.50%(1),(3)	08/10/44	768,771	11,326
GS Mortgage Securities Trust (13-GC13-AAB) 3.72%(3)	07/10/46	6,708	6,896
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.92%(3)	01/15/47	132,718	3,358
JPMBB Commercial Mortgage Securities Trust (14-C21-XA) (I/O) 1.16%(3)	08/15/47	285,464	10,102
JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-XA) (I/O) 1.36%(1),(3)	07/15/46	461,701	4,871
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O) 0.77%(1),(3),(4)	09/15/39	507,881	3,714

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust (15-C20-ASB) 3.07%	02/15/48	$14,999	$15,420
Morgan Stanley Bank of America Merrill Lynch Trust (15-C25-ASB) 3.38%	10/15/48	10,000	10,461
Morgan Stanley Capital I Trust (11-C3-A4) 4.12%	07/15/49	6,941	7,041
Morgan Stanley Capital I Trust (15-MS1-ASB) 3.46%	05/15/48	10,000	10,406
Morgan Stanley Capital I Trust (18-H3-A1) 3.18%	07/15/51	11,652	11,858
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 2.06%(1),(3)	11/15/45	112,193	4,719
WFRBS Commercial Mortgage Trust (14-C20-A3) 3.64%	05/15/47	1,452	1,477

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $115,628)			120,370

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.9% (Cost: $10,194)
Fannie Mae (05-W3-2AF) 1.88% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	10,455	10,419

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.8%
Centex Home Equity Loan Trust (05-A-AF5) 5.78%	01/25/35	49,454	49,603
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1) 2.68% (1 mo. USD LIBOR + 1.020%)(2)	11/25/33	8,765	8,746
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 2.66% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	7,130	7,148
JPMorgan Mortgage Trust (05-A5-TA1) 4.23%(3)	08/25/35	1,070	1,102
JPMorgan Mortgage Trust (05-A6-7A1) 4.21%(3),(5)	08/25/35	15,050	14,961
MASTR Seasoned Securitization Trust (05-1-4A1) 4.57%(3)	10/25/32	13,421	14,006
Mid-State Trust (04-1-M1) 6.50%	08/15/37	17,834	18,826
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 2.56% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	1,478	1,486

Total Residential Mortgage-backed Securities—Non-agency (Cost: $103,944)			115,878

CORPORATE BONDS—35.0%

Aerospace/Defense—0.3%
United Technologies Corp. 2.55% (3 mo. USD LIBOR + 0.650%)(2)	08/16/21	4,000	4,001

Agriculture—0.4%
BAT Capital Corp. 2.76%	08/15/22	5,000	5,102

Airlines—2.1%
Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC) 8.05%	05/01/22	16,849	17,058
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	7,020	7,892

			24,950

Auto Manufacturers—2.2%
Ford Motor Credit Co. LLC
4.25%	09/20/22	10,000	10,366
5.75%	02/01/21	10,000	10,326
General Motors Financial Co., Inc. 3.55%	04/09/21	5,000	5,094

			25,786

Banks—6.6%
Bank of America NA 3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%)(2)	01/25/23	10,000	10,303
Citigroup, Inc. 2.75% (3 mo. USD LIBOR + 0.950%)(2)	07/24/23	22,000	22,253
Goldman Sachs Group, Inc. (The) 2.91% (3 mo. USD LIBOR + 0.990%)(2)	07/24/23	5,000	5,117
JPMorgan Chase & Co. 2.83% (3 mo. USD LIBOR + 1.000%)(2)	01/15/23	25,000	25,347
Lloyds TSB Bank PLC (United Kingdom) 6.38%	01/21/21	10,000	10,447
Santander UK Group Holdings PLC (United Kingdom) 3.13%	01/08/21	5,000	5,060

			78,527

Commercial Services—0.5%
IHS Markit, Ltd. 5.00%(1)	11/01/22	5,000	5,363

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 4.63%	10/30/20	6,000	6,117
Park Aerospace Holdings, Ltd.
4.50%(1)	03/15/23	2,000	2,122
5.50%(1)	02/15/24	5,000	5,529

			13,768

Food—1.3%
Conagra Brands, Inc. 2.38% (3 mo. USD LIBOR + 0.500%)(2)	10/09/20	10,000	10,020
Kraft Heinz Foods Co. 5.00%	07/15/35	5,000	5,779

			15,799

Healthcare-Services—0.9%
Fresenius Medical Care US Finance II, Inc. 4.13%(1)	10/15/20	5,000	5,059
HCA, Inc. 5.00%	03/15/24	5,000	5,541

			10,600

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Insurance—5.9%
Nationwide Mutual Insurance Co. 4.18% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	$70,000	$70,033

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.41% (3 mo. USD LIBOR + 1.650%)(2)	02/01/24	4,000	4,123

Miscellaneous Manufacturers—0.7%
General Electric Co. 2.39% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	10,000	8,111

Pharmaceuticals—3.3%
Allergan Sales LLC 5.00%(1)	12/15/21	6,000	6,291
Bausch Health Cos, Inc. (Canada) 7.00%(1)	03/15/24	5,000	5,194
Bayer US Finance II LLC
3.88%(1)	12/15/23	5,000	5,343
4.38%(1)	12/15/28	5,000	5,631
Becton Dickinson and Co. 2.89%	06/06/22	5,000	5,106
CVS Health Corp.
2.61% (3 mo. USD LIBOR + 0.720%)(2)	03/09/21	8,000	8,049
4.30%	03/25/28	3,000	3,327

			38,941

Pipelines—0.6%
Energy Transfer Operating LP 4.50%	04/15/24	5,000	5,394
Plains All American Pipeline LP / PAA Finance Corp. 4.50%	12/15/26	2,000	2,170

			7,564

REIT—5.3%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	5,000	5,279
Boston Properties LP (REIT) 4.13%	05/15/21	5,000	5,123
Camden Property Trust 2.95%	12/15/22	5,000	5,141
CyrusOne LP / CyrusOne Finance Corp. (REIT) 2.90%	11/15/24	5,000	5,083
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	5,000	5,511
HCP, Inc. 3.15%	08/01/22	15,000	15,424
Healthcare Trust of America Holdings LP 3.70%	04/15/23	5,000	5,214
National Retail Properties, Inc. 3.80%	10/15/22	5,000	5,236
SL Green Operating Partnership LP 3.25%	10/15/22	5,000	5,148
WEA Finance LLC 3.15%(1)	04/05/22	5,000	5,142

			62,301

Retail—0.4%
Alimentation Couche-Tard, Inc. (Canada) 2.70%(1)	07/26/22	5,000	5,089

Savings & Loans—0.5%
Nationwide Building Society (United Kingdom) 4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	5,000	5,351

Semiconductors—0.9%
Broadcom, Inc. 3.13%(1)	04/15/21	5,000	5,072
NXP BV / NXP Funding LLC (Netherlands) 4.13%(1)	06/01/21	5,000	5,138

Total Semiconductors (Cost: $10,150)			10,210

Telecommunications—1.6%
AT&T, Inc. 3.07% (3 mo. USD LIBOR + 1.180%)(2)	06/12/24	10,000	10,203
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(1)	03/20/23	4,375	4,380
Vodafone Group PLC (United Kingdom) 3.75%	01/16/24	4,000	4,267

			18,850

Total Corporate Bonds (Cost: $402,583)			414,469

U.S. TREASURY SECURITIES—8.5%
U.S. Treasury Note
1.38%	01/31/22	19,000	19,017
1.50%	11/30/21	22,000	22,059
1.63%	12/31/21	60,000	60,321

Total U.S. Treasury Securities (Cost: $100,993)			101,397

Total Fixed Income Securities (Cost: $958,235)			989,882

		Shares
Money Market Investments—17.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 1.52%(6),(7)		205,387	205,387

Total Money Market Investments (Cost: $205,387)			205,387

SHORT TERM INVESTMENTS—9.7%
Issues	Maturity Date	Principal Amount
U.S. TREASURY SECURITIES —9.7% (Cost: $114,567)
U.S. Treasury Bill 1.50%(8)	04/30/20	$115,000	114,577

Total Short Term Investments (Cost: $114,567)			114,577

Total Investments (110.5%) (Cost: $1,278,189)			1,309,846

Liabilities In Excess Of Other Assets (-10.5%)			(124,300)

Net Assets (100.0%)			$1,185,546

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments January 31, 2020 (Unaudited) (cont’d)

Total Return Swaps(7)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
1,262,259	2/19/20	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(9)	Monthly	$(77,566)	$—	$(77,566)

Notes to Schedule of Investments:
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/O	-	Interest Only Security.
REIT	-	Real Estate Investment Trust.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $195,430 or 16.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2020.
(3)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)		Restricted security (Note 3).
(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)		Rate disclosed is the 7-day net yield as of January 31, 2020.
(7)		All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)		Rate shown represents yield-to-maturity.
(9)		Custom Index has exposure to the following commodities as shown on the next page.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Components of Total Return Swap	January 31, 2020

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Gold	$186,437	14.77%	$2,370
Natural Gas	97,699	7.74%	(6,446)
WTI Crude Oil	89,747	7.11%	(11,103)
Copper High Grade	85,329	6.76%	(10,580)
Corn	79,522	6.30%	(1,598)
Brent Crude Oil	78,639	6.23%	(9,076)
Soybeans	71,823	5.69%	(4,341)
Aluminium Primary	55,918	4.43%	(2,611)
Live Cattle	51,626	4.09%	(3,083)
Silver	50,490	4.00%	(172)
Soybean Meal	43,927	3.48%	(1,204)
Zinc High Grade	43,548	3.45%	(4,350)
Sugar #11	43,169	3.42%	(8)
SRW Wheat	41,402	3.28%	(1,181)
Nickel Primary	34,460	2.73%	(2,737)
Soybean Oil	34,333	2.72%	(3,633)
Coffee ‘C’ Arabica	31,556	2.50%	(2,686)
RBOB Gasoline	29,537	2.34%	(2,915)
Gasoil	28,653	2.27%	(3,598)
Heating Oil	23,099	1.83%	(3,092)
Lean Hogs	21,458	1.70%	(4,092)
HRW Wheat	20,070	1.59%	(1,168)
Cotton	19,817	1.57%	(974)
United States Treasury Bill	—	—	712

	$1,262,259	100.00%	$(77,566)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Corporate Bonds	35.0%
U.S. Treasury Securities	18.2
Money Market Investments	17.3
Asset-Backed Securities	11.0
Commercial Mortgage-Backed Securities—Non-Agency	10.1
Residential Mortgage-Backed Securities—Non-Agency	9.8
Commercial Mortgage-Backed Securities—Agency	8.2
Residential Mortgage-Backed Securities—Agency	0.9
Other*	(10.5)

Total	100.0%

*	Includes cash, swaps, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$130,643	$—	$130,643
Commercial Mortgage-Backed Securities —Agency	—	96,706	—	96,706
Commercial Mortgage-Backed Securities —Non-Agency	—	120,370	—	120,370
Residential Mortgage-Backed Securities —Agency	—	10,419	—	10,419
Residential Mortgage-Backed Securities —Non-Agency	—	115,878	—	115,878
Corporate Bonds*	—	414,469	—	414,469

U.S. Treasury Securities	101,397	—	—	101,397

Total Fixed Income Securities	101,397	888,485	—	989,882
Money Market Investments	205,387	—	—	205,387
Short-Term Investments	114,577	—	—	114,577

Total Investments	$421,361	$888,485	$—	$1,309,846

Liability Derivatives
Swap Agreements
Commodity Risk	$—	$(77,566)	$—	$(77,566)

Total	$—	$(77,566)	$—	$(77,566)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—102.2% of Net Assets
CORPORATE BONDS—23.3%

Agriculture—0.8%
BAT Capital Corp. 4.54%	08/15/47	$10,000	$10,349
BAT International Finance PLC (United Kingdom) 2.25%(1)	01/16/30	100,000	118,156
Reynolds American, Inc. 5.85%	08/15/45	20,000	23,862

			152,367

Airlines—0.7%
Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC) 6.70%	12/15/22	11,260	11,884
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC) 6.72%	07/02/24	54,245	58,113
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24	11,281	12,335
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	35,101	39,462

			121,794

Auto Manufacturers—1.8%
Ford Motor Credit Co. LLC
2.34%	11/02/20	70,000	70,177
2.71% (3 mo. USD LIBOR + 0.810%)(2)	04/05/21	15,000	14,981
2.84% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	25,000	24,744
3.20%	01/15/21	40,000	40,317
3.22%	01/09/22	15,000	15,177
3.23% (3 mo. USD LIBOR + 1.270%)(2)	03/28/22	20,000	19,923
3.81%	10/12/21	55,000	56,144
5.88%	08/02/21	10,000	10,499
General Motors Financial Co., Inc.
3.15%	06/30/22	20,000	20,461
3.20%	07/06/21	10,000	10,160
3.55%	07/08/22	10,000	10,327
4.20%	11/06/21	30,000	31,109
4.38%	09/25/21	10,000	10,382

			334,401

Banks—3.9%
Bank of America Corp. 3.00% (3 mo. USD LIBOR +0.790%)(2)	12/20/23	10,000	10,305
Bank of New York Mellon Corp. (The) 3.25%	09/11/24	10,000	10,651
Citigroup, Inc. 3.14% (3 mo. USD LIBOR + 0.722%)(2)	01/24/23	75,000	76,736
Goldman Sachs Group, Inc. (The)
2.88% (3 mo. USD LIBOR +0.821%)(2)	10/31/22	100,000	101,775
2.91% (3 mo. USD LIBOR + 0.990%)(2)	07/24/23	50,000	51,167
JPMorgan Chase & Co. 3.56% (3 mo. USD LIBOR + 0.73%)(2)	04/23/24	100,000	105,144
Kreditanstalt fuer Wiederaufbau 1.13%(1)	05/09/33	55,000	70,099
Lloyds Banking Group PLC (United Kingdom)
2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR +0.810%)(2)	11/07/23	50,000	51,047
3.90%	03/12/24	20,000	21,396
Morgan Stanley 2.28% (SOFRRATE + 0.700%)(2)	01/20/23	35,000	35,072
Santander UK Group Holdings PLC (United Kingdom) 4.80% (4.796% to 11/15/23 then 3 mo. USD LIBOR +1.570%)(2)	11/15/24	50,000	54,534
Santander UK PLC (United Kingdom) 5.00%(3)	11/07/23	20,000	21,780
Wells Fargo & Co. 3.00%	04/22/26	85,000	88,934

			698,640

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.75%	01/23/29	25,000	29,604
Bacardi, Ltd. 4.70%(3)	05/15/28	15,000	16,974

			46,578

Biotechnology—0.2%
Amgen, Inc. 4.40%	05/01/45	25,000	28,956

Commercial Services—0.2%
IHS Markit, Ltd. 4.75%	08/01/28	30,000	34,446

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 3.95%	02/01/22	25,000	25,882
Avolon Holdings Funding, Ltd. 2.88%(3)	02/15/25	30,000	30,254
Park Aerospace Holdings, Ltd.
4.50%(3)	03/15/23	20,000	21,216
5.25%(3)	08/15/22	5,000	5,363
5.50%(3)	02/15/24	20,000	22,117

			104,832

Electric—1.1%
AEP Texas Central Co. 3.85%	10/01/25	50,000	53,574
ITC Holdings Corp. 3.65%	06/15/24	40,000	42,639
MidAmerican Energy Co. 3.10%	05/01/27	40,000	42,706
Pennsylvania Electric Co. 3.25%(3)	03/15/28	50,000	52,906

			191,825

Entertainment—0.1%
Churchill Downs, Inc.
4.75%(3)	01/15/28	10,000	10,318
5.50%(3)	04/01/27	3,000	3,169

			13,487

Environmental Control—0.1%
GFL Environmental, Inc. 5.13%(3)	12/15/26	5,000	5,162

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
Environmental Control (Continued)
Waste Pro USA, Inc. 5.50%(3)	02/15/26		$5,000	$5,148

				10,310

Food—0.4%
Kraft Heinz Foods Co.
3.95%	07/15/25		35,000	37,600
5.00%	07/15/35		20,000	23,114
Kroger Co. (The) 4.50%	01/15/29		15,000	17,280

				77,994

Healthcare-Services—0.6%
Anthem, Inc. 3.50%	08/15/24		50,000	53,308
Encompass Health Corp. 4.75%	02/01/30		8,000	8,335
HCA, Inc.
5.00%	03/15/24		3,000	3,324
5.25%	04/15/25		2,000	2,275
5.25%	06/15/49		14,000	16,313
Humana, Inc. 4.95%	10/01/44		10,000	12,197
Molina Healthcare, Inc. 5.38%	11/15/22		8,000	8,482
Tenet Healthcare Corp. 4.88%(3)	01/01/26		7,000	7,267

				111,501

Insurance—0.6%
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53		80,000	101,400

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%	05/01/47		31,000	35,813
CSC Holdings LLC 6.50%(3)	02/01/29		7,000	7,791
Sirius XM Radio, Inc. 3.88%(3)	08/01/22		15,000	15,190

				58,794

Miscellaneous Manufacturers—1.8%
General Electric Co.
2.27% (3 mo. USD LIBOR + 0.38%)(2)	05/05/26		100,000	96,234
2.39% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36		200,000	162,218
2.83% (3 mo. USD LIBOR + 1.000%)(2)	04/15/23		40,000	40,154
5.55%	01/05/26		25,000	29,297

				327,903

Multi-National—0.4%
International Bank for Reconstruction & Development 1.75%(1)	03/13/25		650,000	71,098

Oil & Gas—1.8%
Antero Resources Corp.
5.00%	03/01/25		20,000	13,246
5.13%	12/01/22		6,000	5,205
EQT Corp. 3.90%	10/01/27		25,000	20,002
Petrobras Global Finance B.V. 8.75%	05/23/26		70,000	91,497
Petroleos Mexicanos
5.50%(1)	02/24/25	EUR	117,000	150,243
5.95%(3)	01/28/31		$20,000	20,322
Range Resources Corp. 4.88%	05/15/25		3,000	2,347
Transocean Pontus, Ltd. 6.13%(3)	08/01/25		14,240	14,703
Transocean Poseidon, Ltd. 6.88%(3)	02/01/27		7,000	7,331

				324,896

Oil & Gas Services—0.0%
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	09/01/27		4,000	4,177

Packaging & Containers—0.5%
Bemis Co., Inc. 3.10%(3)	09/15/26		25,000	25,179
Berry Global, Inc. 4.88%(3)	07/15/26		4,000	4,187
Graphic Packaging International LLC 4.88%	11/15/22		8,000	8,423
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
5.33% (3 mo. USD LIBOR + 3.500%)(2),(3)	07/15/21		20,000	20,045
5.75%	10/15/20		4,846	4,863
Sealed Air Corp. 5.50%(3)	09/15/25		14,000	15,388
WRKCo, Inc. 4.65%	03/15/26		15,000	16,913

				94,998

Pharmaceuticals—1.9%
AbbVie, Inc.
4.25%(3)	11/21/49		60,000	65,491
4.50%	05/14/35		25,000	28,757
AstraZeneca PLC (United Kingdom) 3.38%	11/16/25		25,000	26,925
Bayer US Finance II LLC
3.88%(3)	12/15/23		45,000	48,092
4.25%(3)	12/15/25		20,000	22,079
4.38%(3)	12/15/28		25,000	28,156
4.63%(3)	06/25/38		25,000	29,248
Becton Dickinson and Co. 2.89%	06/06/22		30,000	30,639
CVS Health Corp. 5.05%	03/25/48		40,000	48,556
Elanco Animal Health, Inc. 4.90%	08/28/28		14,000	16,101

				344,044

Pipelines—0.5%
Energy Transfer Partners LP 5.15%	03/15/45		50,000	52,237
Rockies Express Pipeline LLC 5.63%(3)	04/15/20		24,000	24,161
Sabine Pass Liquefaction LLC 5.75%	05/15/24		15,000	16,901
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.88%	01/15/29		3,000	3,313

				96,612

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
REIT—1.3%
CyrusOne LP / CyrusOne Finance Corp. (REIT) 2.90%	11/15/24		$45,000	$45,744
GLP Capital LP / GLP Financing II, Inc.
3.35%	09/01/24		45,000	46,586
5.30%	01/15/29		15,000	17,375
5.38%	04/15/26		25,000	28,414
HCP, Inc. 3.15%	08/01/22		50,000	51,414
SL Green Operating Partnership LP 2.88% (3 mo. USD LIBOR + 0.98%)(2)	08/16/21		50,000	50,013

				239,546

Retail—0.5%
Alimentation Couche-Tard, Inc. (Canada)
2.70%(3)	07/26/22		10,000	10,179
3.80%(3)	01/25/50		5,000	5,035
Rite Aid Corp. 6.13%(3)	04/01/23		17,000	15,555
Walgreens Boots Alliance, Inc. 3.45%	06/01/26		60,000	62,257

				93,026

Savings & Loans—0.1%
Nationwide Building Society (United Kingdom) 3.77% (3.766% to 03/08/23 then 3 mo. USD LIBOR +1.064%)(2),(3)	03/08/24		15,000	15,680

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.63%	01/15/24		10,000	10,469
Broadcom, Inc. 3.13%(3)	04/15/21		60,000	60,871

				71,340

Telecommunications—2.4%
AT&T, Inc.
3.40%	05/15/25		45,000	47,777
3.88%	01/15/26		25,000	27,171
4.80%	06/15/44		44,000	51,605
CenturyLink, Inc. 4.00%(3)	02/15/27		4,000	4,036
Intelsat Jackson Holdings S. A. (Luxembourg)
8.50%(3)	10/15/24		21,000	17,692
9.75%(3)	07/15/25		15,000	12,819
Level 3 Financing, Inc. 4.63%(3)	09/15/27		3,000	3,088
Qwest Corp. 7.25%	09/15/25		14,000	16,328
Sprint Communications, Inc. 7.00%(3)	03/01/20		27,000	27,116
Sprint Corp.
7.63%	02/15/25		2,000	2,093
7.88%	09/15/23		5,000	5,322
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(3)	03/20/23		76,563	76,658
T-Mobile USA, Inc. 6.00%	04/15/24		26,000	26,828
Verizon Communications, Inc. 4.27%	01/15/36		55,000	64,451
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49		48,000	57,660

				440,644

Total Corporate Bonds (Cost: $3,921,620)				4,211,289

MUNICIPAL BOND—0.3% (Cost: $40,000)
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	45,739

FOREIGN GOVERNMENT BONDS—45.3%
Australia Government Bond
2.50%(1)	05/21/30	AUD	50,000	38,626
3.25%(1)	04/21/29	AUD	170,000	137,199
Brazil Notas do Tesouro Nacional 6.00%	08/15/30	BRL	39,000	38,033
Brazil Notas do Tesouro Nacional, Series F 10.00%	01/01/25	BRL	485,000	131,390
Canadian Government Bond
0.50%	03/01/22	CAD	215,000	159,494
0.75%	03/01/21	CAD	375,000	281,164
1.00%	09/01/22	CAD	120,000	89,819
1.50%	09/01/24	CAD	403,000	307,440
China Development Bank
3.18%	04/05/26	CNY	1,840,000	262,597
3.30%	02/01/24	CNY	600,000	87,095
China Government Bond 3.22%	12/06/25	CNY	1,580,000	231,765
Colombian TES
6.25%	11/26/25	COP	130,000,000	39,636
7.75%	09/18/30	COP	100,000,000	33,392
Czech Republic Government Bond
0.45%(1)	10/25/23	CZK	3,680,000	155,686
3.75%(1)	09/12/20	CZK	2,400,000	106,829
France Government Bond OAT 2.00%(1)	05/25/48	EUR	130,000	198,661
Hungary Government Bond 3.00%	08/21/30	HUF	14,000,000	49,999
Indonesia Government International Bond 1.40%	10/30/31	EUR	100,000	111,029
Indonesia Treasury Bond 8.25%	05/15/29	IDR	2,105,000,000	169,340
Ireland Government Bond
0.90%(1)	05/15/28	EUR	115,000	139,357
1.30%(1)	05/15/33	EUR	100,000	128,412
2.00%(1)	02/18/45	EUR	24,000	36,118
Israel Government Bond 3.75%	03/31/47	ILS	275,000	116,158
Italy Buoni Ordinari del Tesoro BOT 0.20%	10/15/20	EUR	315,000	350,455
Italy Buoni Poliennali Del Tesoro 3.10%(1)	03/01/40	EUR	32,000	44,036
Japan Government Ten-Year Bond 1.00%	09/20/21	JPY	56,050,000	526,881
Japan Government Thirty Year Bond 0.70%	12/20/48	JPY	7,250,000	73,163
Japan Government Thirty-Year Bond 2.00%	03/20/42	JPY	41,200,000	521,837
Japan Government Twenty Year Bond 0.50%	09/20/36	JPY	10,100,000	98,628
Kingdom of Belgium Government Bond 1.70%(1)	06/22/50	EUR	69,000	99,367
Korea Treasury Bond
1.75%	06/10/28	KRW	67,742,946	60,960
1.88%	06/10/26	KRW	90,000,000	77,346
1.88%	06/10/29	KRW	173,000,000	148,784
Malaysia Government Bond 3.44%	02/15/21	MYR	400,000	98,255

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.06%	09/30/24	MYR$	225,000	$57,387
4.64%	11/07/33	MYR	130,000	36,319
Mexican Bonos
7.75%	11/23/34	MXN	1,490,000	86,075
8.00%	09/05/24	MXN	1,090,000	60,872
New Zealand Government Bond 2.75%(1)	04/15/37	NZD	50,000	37,532
Norway Government Bond
1.75%(1)	02/17/27	NOK	650,000	72,832
1.75%(1)	09/06/29	NOK	205,000	23,114
2.00%(1)	05/24/23	NOK	1,321,000	146,747
3.00%(1)	03/14/24	NOK	730,000	84,758
3.75%(1)	05/25/21	NOK	450,000	50,362
Peruvian Government Bond 5.40%(1)	08/12/34	PEN	140,000	44,712
Poland Government Bond
1.75%	07/25/21	PLN	200,000	51,789
2.75%	10/25/29	PLN	750,000	203,944
3.25%	07/25/25	PLN	265,000	73,060
Portugal Obrigacoes do Tesouro OT 2.13%(1)	10/17/28	EUR	100,000	130,228
Republic of Poland Government Bond 2.25%	10/25/24	PLN	275,000	72,377
Romanian Government International Bond 4.13%(1)	03/11/39	EUR	33,000	44,216
Russian Federal Bond—OFZ 7.10%	10/16/24	RUB	2,100,000	34,575
Saudi Government International Bond 0.75%(3)	07/09/27	EUR	100,000	114,709
Singapore Government Bond
2.00%	07/01/20	SGD	240,000	176,180
2.75%	03/01/46	SGD	188,000	158,573
Slovenia Government Bond 1.00%(1)	03/06/28	EUR	40,000	48,235
South Africa Government Bond 8.00%	01/31/30	ZAR	530,000	33,101
Spain Government Bond
1.30%(1)	10/31/26	EUR	100,000	120,812
1.85%(1)	07/30/35	EUR	100,000	130,662
2.35%(1)	07/30/33	EUR	105,000	144,481
United Kingdom Gilt
1.63%(1)	10/22/28	GBP	190,000	275,536
1.75%(1)	09/07/37	GBP	154,000	230,540
2.00%(1)	07/22/20	GBP	90,000	119,391
2.75%(1)	09/07/24	GBP	110,000	160,457

Total Foreign Government Bonds (Cost: $8,099,409)				8,172,527

ASSET-BACKED SECURITIES—2.3%
Babson CLO, Ltd. (13-IA-AR) 2.62% (3 mo. USD LIBOR + 0.08%)(2),(3)	01/20/28		40,000	40,024
BlueMountain CLO, Ltd. (13-1A-A1R2) 3.05% (3 mo. USD LIBOR + 1.23%)(2),(3)	01/20/29		45,000	45,088
Educational Funding of the South, Inc. (11-1-A2) 2.44% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35		17,186	17,022
LCM XIII LP (13A-ARR) 2.96% (3 mo. USD LIBOR + 1.140%)(2),(3)	07/19/27		45,000	45,011
Navient Student Loan Trust (17-1A-A3) 2.81% (1 mo. USD LIBOR + 1.150%)(2),(3)	07/26/66		100,000	100,616
Palmer Square CLO, Ltd. (19-1A-A1) 2.87% (3 mo. USD LIBOR + 1.05%)(2),(3)	04/20/27		31,782	31,806
SLC Student Loan Trust (06-1-A6) 2.05% (3 mo. USD LIBOR + 0.160%)(2)	03/15/55		100,000	94,603
Student Loan Consolidation Center (02-2-B2) 0.00% (28-Day Auction Rate)(2),(3),(4)	07/01/42		50,000	46,465

Total Asset-backed Securities (Cost: $415,380)				420,635

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—4.9%
Fannie Mae (16-M2-X3) (I/O) 2.05%(5)	04/25/36		1,778,716	52,200
Fannie Mae (16-M4-X2) (I/O) 2.71%(5)	01/25/39		1,172,904	85,083
Fannie Mae (20-M1-A1) 2.15%	07/25/29		95,000	97,007
Fannie Mae, Pool #BL0651 3.95%	06/01/29		50,000	58,112
Fannie Mae, Pool #BL0878 3.94%	06/01/29		70,000	81,297
Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O) 0.39%(5)	02/25/23		3,524,531	25,363
Freddie Mac Multifamily Structured Pass-Through Certificates (Q010-APT1) 2.90%(5)	04/25/46		71,121	71,890
Freddie Mac Multifamily Structured Pass-Through Certificates (Q010-APT2) 2.96%(5)	12/25/47		37,823	38,455
Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O) 1.87%(5)	08/25/40		800,000	32,489
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.81%(5)	11/25/40		2,850,000	131,391
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1) 2.14%	07/25/25		101,940	102,818
FREMF Mortgage Trust (10-K6-AX2) (I/O) 0.10%(3),(5)	12/25/46		19,098,943	48
Ginnie Mae (11-147-IO) (I/O) 0.01%(5)	10/16/44		3,758,386	16,359
Ginnie Mae (12-144-IO) (I/O) 0.40%(5)	01/16/53		4,175,169	99,117

Total Commercial Mortgage-backed Securities—Agency (Cost: $953,514)				891,629

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.5%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O) 1.55%(3),(5),(6)	04/11/37		1,138,203	21,885
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.34%(5)	03/10/46		844,975	26,165
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.85%(5)	10/15/45		848,521	32,633
CPT Mortgage Trust (19-CPT-A) 2.87%(3)	11/13/39		35,000	36,906
DC Office Trust (19-MTC-A) 2.97%(3)	09/15/45		35,000	37,156
GS Mortgage Securities Trust (10-C1-X) (I/O) 1.46%(3),(5)	08/10/43		7,054,301	19,995

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
GS Mortgage Securities Trust (11-GC3-X) (I/O) 0.81%(3),(5)	03/10/44	$4,904,846	$19,640
GS Mortgage Securities Trust (13-GC12-XA) (I/O) 1.56%(5)	06/10/46	5,057,118	184,560
GS Mortgage Securities Trust (14-GC20-XA) (I/O) 1.22%(5)	04/10/47	1,409,785	42,666
Hudson Yards Mortgage Trust (19-55HY-A) 3.04%(3),(5)	12/10/41	35,000	37,197
JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O) 0.91%(5)	04/15/47	3,052,447	63,673
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O) 0.61%(3),(5)	02/15/46	6,530,305	34,893
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.48%(5)	02/15/46	2,215,512	74,124
Morgan Stanley Bank of America Merrill Lynch Trust (13-C9-XB) (I/O) 0.40%(3),(5)	05/15/46	10,000,000	110,112
One Bryant Park Trust (19-OBP-A) 2.52%(3)	09/15/54	40,000	40,952
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 2.06%(3),(5)	11/15/45	2,708,095	113,910
WFRBS Commercial Mortgage Trust (14-LC14-XA) (I/O) 1.39%(5)	03/15/47	2,301,386	88,093

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $896,189)			984,560

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—17.5%
Fannie Mae, Pool #MA3864 2.50%	12/01/34	69,007	70,271
Fannie Mae (07-52-LS) (I/O) (I/F) 4.39% (-1.00 X 1 mo. USD LIBOR + 6.050%)(2)	06/25/37	69,375	7,888
Fannie Mae (08-18-SM) (I/O) (I/F) 5.34% (-1.00 X 1 mo. USD LIBOR + 7.000%)(2)	03/25/38	59,686	10,183
Fannie Mae (09-115-SB) (I/O) (I/F) 4.59% (-1.00 X 1 mo. USD LIBOR + 6.250%)(2)	01/25/40	46,820	8,025
Fannie Mae (10-116-SE) (I/O) (I/F) 4.94% (-1.00 X 1 mo. USD LIBOR + 6.600%)(2)	10/25/40	92,693	11,789
Fannie Mae, Pool #AB3679 3.50%	10/01/41	89,896	95,090
Fannie Mae, Pool #AB4045 3.50%	12/01/41	118,321	125,509
Fannie Mae, Pool #AT5914 3.50%	06/01/43	43,849	46,258
Fannie Mae, Pool #BD7081 4.00%	03/01/47	68,654	72,466
Fannie Mae, Pool #CA0996 3.50%	01/01/48	126,674	133,872
Fannie Mae, Pool #CA2208 4.50%	08/01/48	7,044	7,477
Fannie Mae, Pool #MA1527 3.00%	08/01/33	26,043	27,049
Fannie Mae, Pool #MA1652 3.50%	11/01/33	42,321	44,469
Freddie Mac, Pool #SD8044 3.00%(7)	02/01/50	250,000	255,804
Freddie Mac (3439-SC) (I/O) (I/F) 4.22% (-1.00 X 1 mo. USD LIBOR + 5.900%)(2)	04/15/38	65,084	10,496
Freddie Mac, Pool #G08681 3.50%	12/01/45	61,596	64,557
Freddie Mac, Pool #G08698 3.50%	03/01/46	61,045	63,980
Freddie Mac, Pool #G08716 3.50%	08/01/46	60,031	62,824
Freddie Mac, Pool #G08721 3.00%	09/01/46	10,655	11,014
Freddie Mac, Pool #G08722 3.50%	09/01/46	5,995	6,274
Freddie Mac, Pool #G08732 3.00%	11/01/46	14,578	15,068
Freddie Mac, Pool #G08762 4.00%	05/01/47	64,823	68,517
Freddie Mac, Pool #G08833 5.00%	07/01/48	9,683	10,416
Freddie Mac, Pool #G18592 3.00%	03/01/31	7,668	7,933
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	137,379	146,681
Ginnie Mae (11-146-EI) (I/O) (PAC) 5.00%	11/16/41	66,962	13,586
Ginnie Mae (11-69-GI) (I/O) 5.00%	05/16/40	75,809	3,062
Ginnie Mae (12-7-PI) (I/O) (PAC) 3.50%	01/20/38	5,995	6
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	34,394	36,063
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	5,091	5,327
Ginnie Mae II, Pool #MA3803 3.50%	07/20/46	24,400	25,584
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	24,143	26,088
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	132,570	138,382
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	69,972	74,081
Ginnie Mae II TBA, 30 Year 3.00%(8)	03/23/50	250,000	256,815
Uniform Mortgage-Backed Securities TBA, 15 Year
2.50%(8)	02/15/35	600,000	610,875
3.50%(8)	02/18/35	25,000	26,082
Uniform Mortgage-Backed Securities TBA, 30 Year
2.50%(8)	02/12/50	25,000	25,198
3.00%(8)	02/15/50	525,000	536,940

Total Residential Mortgage-backed Securities—Agency (Cost: $3,133,761)			3,161,999

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.1%
ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2) 2.34% (1 mo. USD LIBOR + 0.675%)(2)	05/25/35	20,035	20,143
Banc of America Funding Trust (05-C-A3) 1.95% (1 mo. USD LIBOR + 0.300%)(2)	05/20/35	36,697	36,686
BCMSC Trust (00-A-A4) 8.29%(5)	06/15/30	189,525	67,736

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Bear Stearns ALT-A Trust (05-8-11A1) 2.20% (1 mo. USD LIBOR + 0.540%)(2)	10/25/35	$45,698	$44,333
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1) 4.09%(5),(9)	10/25/35	40,861	40,268
Green Tree Financial Corp. (98-6-A8) 6.66%(5)	06/01/30	12,290	12,675
JPMorgan Mortgage Trust (05-A6-7A1) 4.21%(5),(9)	08/25/35	26,685	26,526
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D) 1.99% (1 mo. USD LIBOR + 0.330%)(2),(10)	04/25/37	1,251,739	101,151
MortgageIT Trust (05-1-1A1) 2.30% (1 mo. USD LIBOR + 0.640%)(2)	02/25/35	36,684	36,573
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1) 3.89%(5),(9)	12/25/34	27,030	27,440
Structured Asset Mortgage Investments II Trust (05-AR6-2A1) 2.28% (1 mo. USD LIBOR + 0.310%)(2)	09/25/45	45,728	44,217
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1) 3.69%(5)	05/25/36	157,023	106,584

Total Residential Mortgage-backed Securities—Non-agency (Cost: $617,661)			564,332

Total Fixed Income Securities (Cost: $18,077,534)			18,452,710

		Shares
INVESTMENT COMPANIES—2.3%
TCW Emerging Markets Income Fund—I Class(11)		48,978	418,273

Total Investment Companies (Cost: $394,140)			418,273

MONEY MARKET INVESTMENTS—2.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class,1.52%(12)		503,817	503,817

Total Money Market Investments (Cost: $503,817)			503,817

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—1.3%
U.S. TREASURY SECURITIES—1.3%
U.S. Treasury Bill
1.44% (13),(14)	03/19/20	93,000	92,824
1.54% (13)	04/30/20	148,000	147,456

Total U.S. Treasury Securities (Cost: $240,253)			240,280

Total Short Term Investments (Cost: $240,253)			240,280

Total Investments (108.6%) (Cost: $19,215,744)			19,615,080

Liabilities In Excess Of Other Assets (-8.6%)			(1,552,358)

Net Assets (100.0%)			$18,062,722

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(15)
State Street Bank & Trust Co.	AUD	70,000	04/24/20	$46,918	$46,935	$17
State Street Bank & Trust Co.	CZK	1,910,000	04/24/20	84,139	84,048	(91)
State Street Bank & Trust Co.	EUR	1,017,000	04/24/20	1,137,882	1,132,603	(5,279)
State Street Bank & Trust Co.	GBP	34,000	04/24/20	44,516	44,915	399
State Street Bank & Trust Co.	ILS	60,000	04/24/20	17,452	17,463	11
State Street Bank & Trust Co.	JPY	150,350,000	04/24/20	1,380,825	1,393,217	12,392
Goldman Sachs & Co.	PEN	54,000	04/24/20	16,061	15,957	(104)
State Street Bank & Trust Co.	PLN	250,000	04/24/20	65,807	64,478	(1,329)
Goldman Sachs & Co.	RUB	2,880,000	04/24/20	44,702	44,644	(58)
State Street Bank & Trust Co.	SEK	635,000	04/24/20	67,394	66,128	(1,266)

				$2,905,696	$2,910,388	$4,692

SELL(16)
State Street Bank & Trust Co.	AUD	138,000	04/24/20	$94,341	$92,529	$1,812
Barclays Capital	BRL	380,000	04/24/20	91,409	88,568	2,841
State Street Bank & Trust Co.	CAD	495,000	04/24/20	379,074	374,270	4,804
State Street Bank & Trust Co.	CNY	2,800,000	04/24/20	403,184	403,184	—
Citibank N.A.	COP	120,000,000	04/24/20	36,204	34,863	1,341
State Street Bank & Trust Co.	EUR	80,000	10/15/20	90,808	89,987	821
State Street Bank & Trust Co.	HUF	13,700,000	04/24/20	45,816	45,103	713
State Street Bank & Trust Co.	ILS	615,000	04/24/20	178,273	178,994	(721)
Citibank N.A.	KRW	106,000,000	04/24/20	90,157	89,084	1,073
Goldman Sachs & Co.	MYR	400,000	04/24/20	98,517	97,384	1,133
State Street Bank & Trust Co.	NOK	1,665,000	04/24/20	187,256	180,681	6,575
State Street Bank & Trust Co.	NZD	125,000	04/24/20	81,854	80,977	877
Goldman Sachs & Co.	PEN	54,000	04/24/20	16,155	15,957	198
State Street Bank & Trust Co.	SGD	157,000	04/24/20	116,063	115,063	1,000
State Street Bank & Trust Co.	ZAR	610,000	04/24/20	41,633	40,241	1,392

				$1,950,744	$1,926,885	$23,859

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Value	Net Unrealized Appreciation/ Depreciation
Long Future
4	10-Year U.S. Ultra Treasury Note Futures	03/20/20	$569,402	$582,625	$13,223
5	2-Year U.S. Treasury Note Futures	03/31/20	1,077,533	1,081,797	4,264
1	2-Year U.S. Treasury Note Futures	06/30/20	216,572	216,758	186
4	5-Year Government of Canada Bond Futures	03/20/20	366,875	369,982	3,107
13	5-Year U.S. Treasury Note Futures	03/31/20	1,546,392	1,564,164	17,772
1	5-Year U.S. Treasury Note Futures	06/30/20	120,294	120,726	432
3	U.S. Ultra Long Bond Futures	03/20/20	561,851	581,063	19,212

			$4,458,919	$4,517,115	$58,196

Notes to Schedule of Investments:

CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.
AUD	-	Australian Dollar.
BRL	-	Brazilian Real.
CAD	-	Canadian Dollar.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NOK	-	Norwegian Krona.
NZD	-	New Zealand Dollar.
PEN	-	Peruvian Nuevo Sol.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
ZAR	-	South African Rand.
(1)		Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2020, the value of these securities amounted to $3,358,502 or 18.6% of net assets.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2020.
(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $1,795,579 or 9.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)		Security is not accruing interest.
(5)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)		Restricted security (Note 3).
(7)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(8)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(10)		For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(11)		Affiliated issuer.
(12)		Rate disclosed is the 7-day net yield as of January 31, 2020.
(13)		Rate shown represents yield-to-maturity.
(14)		All or a portion of this security is held as collateral for open futures contracts.
(15)		Fund buys foreign currency, sells U.S. Dollar.
(16)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended January 31, 2020 is as follows:

Name of Affiliated Fund	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2020	Value at January 31, 2020	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain/(Loss) on Investments	Net change in Unrealized Gain/(Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$401,675	$6,359	$—	48,978	$418,273	$4,603	$—	$—	$10,239

Total					$418,273	$4,603	$—	$—	$10,239

TCW Global Bond Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Foreign Government Bonds	45.3%
Corporate Bonds	23.3
Residential Mortgage-Backed Securities—Agency	17.5
Commercial Mortgage-Backed Securities—Non-Agency	5.5
Commercial Mortgage-Backed Securities—Agency	4.9
Residential Mortgage-Backed Securities—Non-Agency	3.1
Money Market Investments	2.8
Asset-Backed Securities	2.3
Investment Companies	2.3
U.S. Treasury Securities	1.3
Municipal Bonds	0.3
Other*	(8.6)

Total	100.0%

*	Includes cash, futures, pending trades, foreign exchange transactions, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2020

Country	Percentage of Net Assets
Australia	1.0%
Belgium	0.6
Bermuda	0.3
Brazil	1.4
Canada	4.8
Cayman Islands	1.5
China	3.2
Colombia	0.4
Czech Republic	1.5
France	1.1
Germany	0.4
Great Britain	6.4
Hungary	0.3
Indonesia	1.6
Ireland	1.8
Israel	0.6
Italy	2.2
Japan	6.8
Luxembourg	0.2
Malaysia	1.1
Mexico	1.8
Multi-National	0.4
New Zealand	0.2
Norway	2.1
Peru	0.2
Poland	2.2
Portugal	0.7
Romania	0.2
Russia	0.2
Saudi Arabia	0.6
Singapore	1.9
Slovenia	0.3
South Africa	0.2
South Korea	1.6
Spain	2.2
United States	56.6

Total	108.6%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$4,211,289	$—	$4,211,289
Municipal Bonds	—	45,739	—	45,739
Foreign Government Bonds	—	8,172,527	—	8,172,527
Asset-Backed Securities	—	420,635	—	420,635
Commercial Mortgage-Backed Securities—Agency	—	891,629	—	891,629
Commercial Mortgage-Backed Securities—Non-Agency	—	984,560	—	984,560
Residential Mortgage-Backed Securities—Agency	—	3,161,999	—	3,161,999
Residential Mortgage-Backed Securities—Non-Agency	—	463,181	101,151	564,332

Total Fixed Income Securities	—	18,351,559	101,151	18,452,710

Equity Securities
Investment Companies	418,273	—	—	418,273
Money Market Investments	503,817	—	—	503,817
Short-Term Investments	240,280	—	—	240,280

Total Investments	$1,162,370	$18,351,559	$101,151	$19,615,080

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	37,399	—	37,399
Futures Contracts
Interest Rate Risk	58,196	—	—	58,196

Total	$1,220,566	$18,388,958	$101,151	$19,710,675

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(8,848)	$—	$(8,848)

Total	$—	$(8,848)	$—	$(8,848)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —91.7% of Net Assets
BANK LOANS—7.9%

Chemicals—0.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3 3.69% (3 mo. USD LIBOR + 1.750%)(1)	06/01/24	$53,065	$53,131

Commercial Services—2.0%
SBA Senior Finance II LLC, 2018 Term Loan B 3.40% (1 mo. USD LIBOR + 1.750%)(1)	04/11/25	198,244	198,740
Scientific Games International, Inc., 2018 Term Loan B5 4.40% (1 mo. USD LIBOR + 2.750%)(1)	08/14/24	32,386	32,345
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4 3.40% (1 mo. USD LIBOR + 1.750%)(1)	04/16/25	93,909	94,105
SS&C Technologies, Inc., 2018 Term Loan B3 3.40% (1 mo. USD LIBOR + 1.750%)(1)	04/16/25	131,605	131,879
VICI Properties 1 LLC, Term Loan B 3.41% (1mo. USD LIBOR + 1.750%)(1)	12/20/24	125,000	125,243

			582,312

Computers—0.1%
TierPoint LLC, 2017 1st Lien Term Loan 5.40% (1mo. USD LIBOR + 3.750%)(1)	05/06/24	34,849	34,099

Electric—0.2%
Vistra Energy Co., 1st Lien Term Loan B3 3.40% (1mo. USD LIBOR + 1.750%)(1)	12/31/25	68,433	68,771

Engineering & Construction—0.2%
PowerTeam Services LLC, 2018 1st Lien Term Loan 5.19% (3 mo. USD LIBOR + 3.250%)(1)	03/06/25	65,000	60,044

Entertainment—0.5%
Caesars Entertainment Operating Co., Exit Term Loan 3.65% (1mo. USD LIBOR + 2.000%)(1)	10/07/24	80,920	81,103
Churchill Downs, Inc., 2017 Term Loan B 2.00% (3 mo. USD LIBOR + 2.000%)(1)	12/27/24	64,670	65,034

			146,137

Environmental Control—0.3%
GFL Environmental, Inc., 2018 USD Term Loan B 4.65% (1mo. USD LIBOR + 3.000%)(1)	05/30/25	97,505	97,420

Food—0.7%
Dhanani Group, Inc., 2018 Term Loan B 5.40% (1mo. USD LIBOR +3.750%)(1)	07/20/25	39,649	39,302
JBS USA Lux S.A., 2019 Term Loan B 3.65% (1mo. USD LIBOR + 2.000%)(1)	05/01/26	177,108	178,284

			217,586

Healthcare-Products—0.1%
Auris Luxembourg III S.A.R.L., 2018 USD Term Loan B2 5.40% (1 mo. USD LIBOR + 3.750%)(1)	02/27/26	16,376	16,161

Healthcare-Services—0.7%
Acadia Healthcare Co., Inc., 2018 Term Loan B4 4.15% (1mo. USD LIBOR + 2.500%)(1)	02/16/23	70,466	70,824
Aveanna Healthcare LLC, 2017 1st Lien Term Loan 6.01% (2mo. USD LIBOR + 4.250%)(1)	03/18/24	44,479	41,754
Aveanna Healthcare LLC, 2017 2nd Lien Term Loan 9.76% (2mo. USD LIBOR + 8.000%)(1)	03/17/25	13,000	12,464
Gentiva Health Services, Inc., 2020 Term Loan 4.94% (1 mo. USD LIBOR + 3.250%)(1)	07/02/25	73,132	73,498

			198,540

Lodging—0.3%
CityCenter Holdings LLC, 2017 Term Loan B 3.90% (1mo. USD LIBOR + 2.500%)(1)	04/18/24	80,778	81,005

Media—0.1%
Sinclair Television Group, Inc., Term Loan B2B 4.18% (3 mo. USD LIBOR + 2.500%)(1)	09/30/26	19,950	20,062

Pharmaceuticals—0.3%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan 5.15% (1mo. USD LIBOR + 3.500%)(1)	09/26/24	75,813	72,631

Retail—0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4 3.40% (1 mo. USD LIBOR + 1.750%)(1)	11/19/26	80,629	80,690

Software—0.2%
IQVIA, Inc., 2018 USD Term Loan B3 3. 69% (3 mo. USD LIBOR + 1.750%)(1)	06/11/25	70,641	71,100

Telecommunications—1.7%
Frontier Communications Corp., 2017 Term Loan B1 5.40% (1 mo. USD LIBOR + 3.750%)(1)	06/15/24	114,706	116,028
GTT Communications, Inc., 2018 USD Term Loan B 4.40% (1mo. USD LIBOR + 2.750%)(1)	05/31/25	99,747	84,605
Intelsat Jackson Holdings S.A., 2017 Term Loan B5 6.63%	01/02/24	14,000	14,178
Level 3 Financing, Inc., 2019 Term Loan B 3.40% (1 mo. USD LIBOR + 1.750%)(1)	03/01/27	138,304	138,201
Maxar Technologies Ltd., Term Loan B 4.40% (1 mo. USD LIBOR + 2.750%)(1)	10/04/24	75,000	72,656
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan 6.15% (1 mo. USD LIBOR + 4.500%)(1)	11/01/24	99,742	78,070

			503,738

Total Bank Loans (Cost: $2,281,648)			2,303,427

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
CORPORATE BONDS—75.7%
Advertising—0.5%
Lamar Media Corp.
3.75%(2)	02/15/28	$125,000	$126,079
5.75%	02/01/26	24,000	25,440

			151,519

Aerospace/Defense—0.2%
Bombardier, Inc. (Canada) 7.88%(2)	04/15/27	63,000	59,848

Airlines—1.2%
American Airlines, Inc. Pass-Through Trust (13-2-B) (EETC) 5.60%(2)	01/15/22	133,856	135,291
Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC) 6.72%	07/02/24	184,926	198,113

			333,404

Auto Manufacturers—0.6%
Ford Motor Credit Co. LLC 5.88%	08/02/21	169,000	177,426

Beverages—0.5%
Bacardi, Ltd.
4.50%(2)	01/15/21	99,000	100,718
5.30%(2)	05/15/48	44,000	54,216

			154,934

Commercial Services—1.7%
IHS Markit, Ltd. 5.00%(2)	11/01/22	406,000	435,467
Service Corp. International 4.63%	12/15/27	65,000	68,118

			503,585

Computers—0.2%
EMC Corp. 2.65%	06/01/20	58,000	58,022

Diversified Financial Services—2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 3.50%	01/15/25	172,000	180,558
Avolon Holdings Funding, Ltd. 5.13%(2)	10/01/23	90,000	98,189
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	55,000	62,028
Park Aerospace Holdings, Ltd. 4.50%(2)	03/15/23	251,000	266,265

			607,040

Electric—1.1%
Vistra Operations Co. LLC 3.55%(2)	07/15/24	309,000	318,934

Electrical Components & Equipment—0.1%
Energizer Holdings, Inc. 6.38%(2)	07/15/26	34,000	36,274

Entertainment—0.9%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%(2)	10/15/25	61,000	62,061
Churchill Downs, Inc.
4.75%(2)	01/15/28	70,000	72,230
5.50%(2)	04/01/27	111,000	117,244

			251,535

Environmental Control—2.5%
Clean Harbors, Inc. 4.88%(2)	07/15/27	166,000	175,006
GFL Environmental, Inc. 5.13%(2)	12/15/26	295,000	304,543
Waste Pro USA, Inc. 5.50%(2)	02/15/26	241,000	248,152

			727,701

Food—1.4%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 5.50%(2)	01/15/30	120,000	129,822
Kraft Heinz Foods Co.
4.88%(2)	02/15/25	41,000	42,076
6.88%	01/26/39	15,000	19,790
Nathan’s Famous, Inc. 6.63%(2)	11/01/25	15,000	15,244
Post Holdings, Inc. 5.50%(2)	12/15/29	40,000	42,420
Smithfield Foods, Inc. 5.20%(2)	04/01/29	143,000	163,487

			412,839

Healthcare-Products—1.3%
Hill-Rom Holdings, Inc. 4.38%(2)	09/15/27	215,000	220,450
Hologic, Inc. 4.63%(2)	02/01/28	90,000	95,089
Teleflex, Inc. 4.88%	06/01/26	55,000	57,269

			372,808

Healthcare-Services—7.5%
Catalent Pharma Solutions, Inc. 5.00%(2)	07/15/27	100,000	105,450
Centene Corp.
4.75%	05/15/22	366,000	373,070
6.13%	02/15/24	300,000	310,125
Encompass Health Corp. 4.75%	02/01/30	255,000	265,672
HCA, Inc.
4.75%	05/01/23	275,000	297,706
5.00%	03/15/24	234,000	259,305
5.25%	04/15/25	175,000	199,018
Tenet Healthcare Corp.
4.63%	07/15/24	33,000	33,894
4.63%(2)	09/01/24	316,000	325,875

			2,170,115

Housewares—0.3%
Newell Brands, Inc. 3.85%	04/01/23	85,000	88,522

Machinery-Diversified—0.5%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.75%(2)	04/15/26	153,000	149,710

Media—9.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%(2)	06/01/29	134,000	143,628
5.88%(2)	04/01/24	50,000	51,708
Charter Communications Operating LLC / Charter Communications Operating Capital

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
3.75%	02/15/28	$200,000	$209,863
4.91%	07/23/25	423,000	473,310
DISH DBS Corp.
5.88%	11/15/24	31,000	31,422
7.75%	07/01/26	30,000	31,612
DISH Network Corp. 3.38%	08/15/26	44,000	42,820
EW Scripps Co. (The) 5.13%(2)	05/15/25	56,000	57,330
Midcontinent Communications & Finance Co. 5.38%(2)	08/15/27	139,000	147,388
Neptune Finco Corp. 6.63%(2)	10/15/25	829,000	877,281
Nexstar Broadcasting, Inc. 5.63%(2)	07/15/27	66,000	69,582
Scripps Escrow, Inc. 5.88%(2)	07/15/27	14,000	14,700
Sirius XM Radio, Inc. 3.88%(2)	08/01/22	349,000	353,432
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(2)	05/15/29	343,000	361,642

			2,865,718

Miscellaneous Manufacturers—0.1%
General Electric Co. 2.39% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	52,000	42,177

Oil & Gas—2.0%
Antero Resources Corp. 5.00%	03/01/25	184,000	121,863
Endeavor Energy Resources LP / EER Finance, Inc. 5.75%(2)	01/30/28	166,000	172,947
EQT Corp. 3.90%	10/01/27	35,000	28,003
Gulfport Energy Corp. 6.38%	05/15/25	4,000	2,012
Hess Corp. 5.60%	02/15/41	60,000	69,169
Parsley Energy LLC / Parsley Finance Corp.
5.25%(2)	08/15/25	10,000	10,279
5.63%(2)	10/15/27	13,000	13,731
Petroleos Mexicanos 7.69%(2)	01/23/50	65,000	71,572
Transocean Pontus, Ltd. 6.13%(2)	08/01/25	32,040	33,081
Transocean Poseidon, Ltd. 6.88%(2)	02/01/27	29,000	30,372
Valaris PLC 7.75%	02/01/26	35,000	17,764
WPX Energy, Inc. 5.25%	09/15/24	19,000	20,021

			590,814

Oil & Gas Services—2.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%(2)	04/01/28	125,000	129,219
Transocean Phoenix 2, Ltd. 7.75%(2)	10/15/24	226,100	240,325
Transocean Proteus, Ltd. 6.25%(2)	12/01/24	128,100	131,996
USA Compression Partners LP / USA Compression Finance Corp.
6.88%	04/01/26	53,000	55,219
6.88%	09/01/27	100,000	104,425

			661,184

Packaging & Containers—9.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.25%(2)	09/15/22	$366,000	$370,575
Ball Corp. 4.00%	11/15/23	128,000	135,254
Berry Global, Inc. 4.88%(2)	07/15/26	161,000	168,523
Graphic Packaging International LLC
4.75%(2)	07/15/27	160,000	172,400
4.88%	11/15/22	319,000	335,847
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
5.33% (3 mo. USD LIBOR + 3.500%)(1),(2)	07/15/21	798,000	799,803
5.75%	10/15/20	71,714	71,968
Sealed Air Corp.
5.25%(2)	04/01/23	72,000	76,710
5.50%(2)	09/15/25	234,000	257,205
Trident Merger Sub, Inc. 6.63%(2)	11/01/25	34,000	30,954
Trivium Packaging Finance BV (Netherlands) 5.50%(2)	08/15/26	285,000	300,853

			2,720,092

Pharmaceuticals—6.2%
Bausch Health Cos, Inc. (Canada)
5.50%(2)	11/01/25	163,000	169,180
5.75%(2)	08/15/27	122,000	130,754
5.88%(2)	05/15/23	2,000	2,020
7.00%(2)	03/15/24	185,000	192,175
Bayer US Finance II LLC
4.38%(2)	12/15/28	79,000	88,972
5.50%(2)	08/15/25	54,000	61,476
Becton Dickinson and Co.
2.40%	06/05/20	210,000	210,307
3.25%	11/12/20	259,000	260,775
CVS Health Corp. 5.05%	03/25/48	61,000	74,048
Elanco Animal Health, Inc. 4.27%	08/28/23	240,000	256,320
Valeant Pharmaceuticals International, Inc. (Canada) 6.50%(2)	03/15/22	363,000	370,191

			1,816,218

Pipelines—3.0%
Cheniere Corpus Christi Holdings LLC 5.13%	06/30/27	13,000	14,509
NGPL PipeCo LLC 4.38%(2)	08/15/22	125,000	129,939
Rockies Express Pipeline LLC
5.63%(2)	04/15/20	261,000	262,752
6.88%(2)	04/15/40	158,000	169,129
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.88%	01/15/29	198,000	218,666
TransMontaigne Partners LP / TLP Finance Corp. 6.13%	02/15/26	74,000	74,396

			869,391

REIT—2.4%
GLP Capital LP / GLP Financing II, Inc.
4.38%	04/15/21	127,000	129,908
5.38%	11/01/23	249,000	274,450
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
4.50%	01/15/28	$40,000	$41,386
5.63%	05/01/24	106,000	115,845
VICI Properties LP / VICI Note Co., Inc. (REIT) 3.50%(2)	02/15/25	125,000	127,140

			688,729

Retail—0.8%
Rite Aid Corp. 6.13%(2)	04/01/23	267,000	244,305

Software—0.9%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%(2)	03/01/25	70,000	71,211
IQVIA, Inc. 5.00%(2)	05/15/27	160,000	168,607
MSCI, Inc. 5.75%(2)	08/15/25	31,000	32,463

			272,281

Telecommunications—16.1%
CenturyLink, Inc. 4.00%(2)	02/15/27	365,000	368,276
Frontier Communications Corp.
7.13%	01/15/23	197,000	94,068
8.00%(2)	04/01/27	82,000	85,793
Intelsat Jackson Holdings S. A. (Luxembourg)
8.50%(2)	10/15/24	402,000	338,685
9.75%(2)	07/15/25	209,000	178,608
Intelsat Luxembourg S.A. (Luxembourg) 8.13%	06/01/23	85,000	34,000
Level 3 Financing, Inc. 3.88%(2)	11/15/29	455,000	472,240
Qwest Corp.
6.75%	12/01/21	546,000	584,902
7.25%	09/15/25	142,000	165,607
SES Global Americas Holdings GP 5.30%(2)	03/25/44	130,000	135,781
Sprint Communications, Inc. 7.00%(2)	03/01/20	620,000	622,660
Sprint Corp.
7.63%	02/15/25	139,000	145,429
7.88%	09/15/23	140,000	149,027
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%(2)	09/20/29	190,000	201,241
5.15%(2)	09/20/29	218,000	238,241
T-Mobile USA, Inc.
6.00%	03/01/23	132,000	134,688
6.00%	04/15/24	540,000	557,207
6.50%	01/15/24	176,000	181,060
T-Mobile USA, Inc. (Contingent payment)
4.50%	02/01/26	95,000	—
4.75%	02/01/28	141,000	—
6.50%	01/15/24	170,000	—
Windstream Services LLC / Windstream Finance Corp. 9.00%(2),(3)	06/30/25	6,000	2,310

			4,689,823

Total Corporate Bonds (Cost: $21,898,388)			22,034,948

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—8.1%
ACE Securities Corp. Home Equity Loan Trust (06-ASP6-A2C) 1.82% (1 mo. USD LIBOR + 0.160%)(1)	12/25/36	299,799	148,482
Ajax Mortgage Loan Trust (19-D-A1) 2.96%(2)	09/25/65	92,348	92,833
Banc of America Funding Trust (05-C-A1) 1.89% (1 mo. USD LIBOR + 0.240%)(1)	05/20/35	101,732	102,388
Bear Stearns ALT-A Trust (05-4-1A1) 2.10% (1 mo. USD LIBOR + 0.440%)(1)	04/25/35	58,165	58,312
Citigroup Mortgage Loan Trust (15-6-2A1) 2.34%(2),(4)	12/25/35	87,614	87,763
First Horizon Alternative Mortgage Securities Trust (04-AA3-A1) 4.01%(4)	09/25/34	72,940	73,645
GSAMP Trust (05-HE4-M3) 2.44% (1 mo. USD LIBOR + 0.780%)(1)	07/25/45	100,000	99,380
Homebanc Mortgage Trust (05-3-A1) 1.90% (1 mo. USD LIBOR + 0.240)(1)	07/25/35	67,490	67,130
HSI Asset Securitization Corp. Trust (06-HE1-1A1) 1.80% (1 mo. USD LIBOR + 0.140%)(1)	10/25/36	231,535	107,436
IndyMac INDX Mortgage Loan Trust (07-FLX4-2A2) 1.91% (1 mo. USD LIBOR + 0.250%)(1)	07/25/37	145,786	140,267
Long Beach Mortgage Loan Trust (06-10-1A) 1.81% (1 mo. USD LIBOR + 0.150%)(1)	11/25/36	202,422	152,437
Mastr Asset Backed Securities Trust (06-HE2-A3) 1.81% (1 mo. USD LIBOR + 0.150%)(1)	06/25/36	256,112	147,930
Mastr Asset Backed Securities Trust (06-WMC4-A5) 1.81% (1 mo. USD LIBOR + 0.150%)(1)	10/25/36	462,637	209,200
Merrill Lynch Mortgage Investors Trust (04-A-A1) 2.12% (1 mo. USD LIBOR + 0.460%)(1)	04/25/29	88,516	86,790
Morgan Stanley ABS Capital I, Inc. Trust (06-HE8-A2C) 1.80% (1 mo. USD LIBOR + 0.140%)(1)	10/25/36	241,086	151,677
Morgan Stanley ABS Capital I, Inc. Trust (07-HE1-A2D) 1.89% (1 mo. USD LIBOR + 0.230%)(1)	11/25/36	209,697	147,314
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates (05-4-1APT) 1.97% (1 mo. USD LIBOR + 0.310%)(1)	11/25/35	72,079	72,690
Sequoia Mortgage Trust (04-4-A) 2.49% (6 mo. USD LIBOR + 0.520%)(1)	05/20/34	83,293	82,108
WaMu Mortgage Pass-Through Certificates (05-AR19-A1B2) 2.07% (1 mo. USD LIBOR + 0.410%)(1)	12/25/45	94,426	94,185
WaMu Mortgage Pass-Through Certificates (05-AR8-2AB2) 2.50% (1 mo. USD LIBOR + 0.840%)(1)	07/25/45	85,966	85,428
Washington Mutual Asset-Backed Certificates (WMABS-07-HE2-2A2) 1.88% (1 mo. USD LIBOR + 0.220%)(1)	02/25/37	347,888	152,925

Total Residential Mortgage-backed Securities—Non-agency (Cost: $2,245,667)			2,360,320

Total Fixed Income Securities (Cost: $26,425,703)			26,698,695

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues		Shares	Value
COMMON STOCK—0.1% (Cost: $327,230)

Electric—0.1%
Homer City Holdings LLC—Series A(5),(6)		5,610	$19,635

Total Common Stock (Cost: $327,230)			19,635

MONEY MARKET INVESTMENTS—1.2% (Cost: $334,446)
State Street Institutional U.S. Government Money Market Fund—Premier Class,1.52%(7)		334,446	334,446

Total Money Market Investments (Cost: $334,446)			334,446

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—4.6%
U.S. TREASURY SECURITIES —4.6%
U.S. Treasury Bill
1.45%(8),(9)	03/19/20	$49,000	48,907
1.50%(8)	04/30/20	1,000,000	996,321
1.50%(8)	07/16/20	300,000	297,965

Total U.S. Treasury Securities (Cost: $1,343,031)			1,343,193

Total Short Term Investments (Cost: $1,343,031)			1,343,193

Total Investments (97.6%) (Cost: $28,430,410)			28,395,969

Excess Of Other Assets Over Liabilities (2.4%)			706,638

Net Assets (100.0%)			$29,102,607

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ Depreciation
Long Futures
54	5-Year U.S. Treasury Note Futures	03/31/20	$6,422,733	$6,497,297	$74,564
12	5-Year U.S. Treasury Note Futures	06/30/20	1,444,779	1,448,719	3,940

			$7,867,512	$7,946,016	$78,504

Short Futures
13	10-Year U.S. Ultra Treasury Note Futures	03/20/20	$(1,856,168)	$(1,893,532)	$(37,364)
1	U.S. Ultra Long Bond Futures	03/20/20	(188,529)	(193,687)	(5,158)

			$(2,044,697)	$(2,087,219)	$(42,522)

Notes to Schedule of Investments:
ABS	-	Asset-Backed Securities.
EETC	-	Enhanced Equipment Trust Certificate.
REIT	-	Real Estate Investment Trust.
(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2020.
(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $14,032,121 or 48.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(4)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)		For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)		Non-income producing security.
(7)		Rate disclosed is the 7-day net yield as of January 31, 2020.
(8)		Rate shown represents yield-to-maturity.
(9)		All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Corporate Bonds	75.7%
Residential Mortgage-Backed Securities — Non-Agency	8.1
Bank Loans	7.9
U.S. Treasury Securities	4.6
Money Market Investments	1.2
Common Stock	0.1
Other*	2.4

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$2,303,427	$—	$2,303,427
Corporate Bonds*	—	22,034,948	—	22,034,948
Residential Mortgage-Backed Securities—Non-Agency	—	2,360,320	—	2,360,320

Total Fixed Income Securities	—	26,698,695	—	26,698,695

Common Stock*	—	—	19,635	19,635
Money Market Investments	334,446	—	—	334,446
Short-Term Investments	1,343,193	—	—	1,343,193

Total Investments	$1,677,639	$26,698,695	$19,635	$28,395,969

Asset Derivatives
Futures Contracts
Interest Rate Risk	78,504	—	—	78,504

Total Investments	$1,756,143	$26,698,695	$19,635	$28,474,473

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(42,522)	$—	$—	$(42,522)

Total	$(42,522)	$—	$—	$(42,522)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—76.4% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—5.8%
Fannie Mae, Pool #BM6212 4.07%(1)	05/01/22	$50,000	$49,937
Fannie Mae, Pool #468764 4.16%	07/01/21	45,000	46,331
Freddie Mac Multifamily Structured Pass-Through Certificates (KF17-A) 2.31% (1 mo. USD LIBOR + 0.550%)(2)	03/25/23	25,421	25,477
Freddie Mac Multifamily Structured Pass-Through Certificates (KF19-A) 2.21% (1 mo. USD LIBOR + 0.450%)(2)	06/25/23	19,304	19,294
Freddie Mac Multifamily Structured Pass-Through Certificates (KF22-A) 2.26% (1 mo. USD LIBOR + 0.500%)(2)	07/25/23	17,369	17,417
Freddie Mac Multifamily Structured Pass-Through Certificates (J22F-A1) 3.45%	05/25/23	16,634	17,184
Freddie Mac Multifamily Structured Pass-Through Certificates (K007-X1) (I/O) 1.17%(1)	04/25/20	1,242,469	157
Freddie Mac Multifamily Structured Pass-Through Certificates (K012-X3) (I/O) 2.33%(1)	01/25/41	295,045	6,010
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.81%(1)	11/25/40	150,000	6,915
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O) 0.33% (1)	04/25/23	874,488	5,740
Freddie Mac Multifamily Structured Pass-Through Certificates (KF04-A) 2.07% (1 mo. USD LIBOR + 0.310%)(2)	06/25/21	8,520	8,511
Freddie Mac Multifamily Structured Pass-Through Certificates (KF14-A) 2.41% (1 mo. USD LIBOR + 0.650%)(2)	01/25/23	43,669	43,674
Freddie Mac Multifamily Structured Pass-Through Certificates (KS05-A) 2.26% (1 mo. USD LIBOR + 0.500%)(2)	01/25/23	33,632	33,608
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.78%(1)	09/25/25	250,000	8,387
Freddie Mac Multifamily Structured Pass-Through Certificates (KS10-A10) 2.37% (1 mo. USD LIBOR + 0.610%)(2)	10/25/28	23,352	23,367
FREMF Mortgage Trust (13-K713-X2A) (I/O) 0.10%(3)	04/25/46	7,645,282	76
Ginnie Mae (11-165-IO) (I/O) 0.40%(1)	10/16/51	827,816	5,857

Total Commercial Mortgage-backed Securities—Agency (Cost: $322,357)			317,942

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.6%
BAMLL Trust (11-FSHN-A) 4.42%(3)	07/11/33	10,000	10,347
Citigroup Commercial Mortgage Trust (12-GC8-XA) (I/O) 1.93%(1),(3),(4)	09/10/45	151,642	5,735
COMM Mortgage Trust (13-CR13-XA) (I/O) 0.93%(1)	11/10/46	776,455	20,068
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.34%(1)	03/10/46	225,622	6,986
Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-A) 5.40%(3)	12/13/28	9,256	9,542
GS Mortgage Securities Trust (10-C1-A2) 4.59%(3)	08/10/43	29,981	30,157
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.92%(1)	01/15/47	724,898	18,343
JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-A4) 4.39%(3)	07/15/46	37,290	38,083
JPMorgan Chase Commercial Mortgage Securities Trust (13-C10-XA) (I/O) 1.11%(1)	12/15/47	296,754	7,409
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.48%(1)	02/15/46	269,270	9,009
Morgan Stanley Capital Barclays Bank Trust (16-MART-A) 2.20%(3)	09/13/31	15,000	15,025
Morgan Stanley Capital I Trust (11-C3-A4) 4.12%	07/15/49	10,411	10,562
Morgan Stanley Capital I Trust (15-MS1-A1) 1.64%	05/15/48	18,706	18,675
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 2.06%(1),(3)	11/15/45	870,459	36,614
WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O) 1.19%(1)	08/15/47	404,343	15,337

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $278,464)			251,892

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—16.5%
Fannie Mae (03-11-FA) 2.66% (1 mo. USD LIBOR + 1.000%)(2)	09/25/32	13,342	13,626
Fannie Mae (03-122-MF) (PAC) 2.06% (1 mo. USD LIBOR + 0.400%)(2)	08/25/33	21,425	21,377
Fannie Mae (03-52-NF) 2.06% (1 mo. USD LIBOR + 0.400%)(2)	06/25/23	10,080	10,087
Fannie Mae (05-114-PF) (PAC) 2.04% (1 mo. USD LIBOR + 0.375%)(2)	08/25/35	12,007	12,006
Fannie Mae (06-60-DF) 2.09% (1 mo. USD LIBOR + 0.430%)(2)	04/25/35	9,115	9,123
Fannie Mae (06-84-WF) (PAC) 1.96% (1 mo. USD LIBOR + 0.300%)(2)	02/25/36	4,348	4,348
Fannie Mae (07-64-FA) 2.13% (1 mo. USD LIBOR + 0.470%)(2)	07/25/37	28,614	28,718
Fannie Mae (08-15-JN) 4.50%	02/25/23	1,928	1,931
Fannie Mae (08-24-PF) (PAC) 2.31% (1 mo. USD LIBOR + 0.650%)(2)	02/25/38	19,844	19,918
Fannie Mae (09-33-FB) 2.48% (1 mo. USD LIBOR + 0.820%)(2)	03/25/37	20,996	21,351

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Fannie Mae (10-118-GF) (PAC) 2.21% (1 mo. USD LIBOR + 0.550%)(2)	10/25/39	$50,461	$50,541
Fannie Mae (11-124-DF) 2.11% (1 mo. USD LIBOR + 0.450%)(2)	08/25/40	9,384	9,395
Fannie Mae (11-75-HP) (PAC) 2.50%	07/25/40	19,446	19,682
Fannie Mae (12-93-GF) (PAC) 1.91% (1 mo. USD LIBOR + 0.250%)(2)	07/25/40	41,807	41,719
Fannie Mae, Pool #254548 5.50%	12/01/32	10,999	12,151
Fannie Mae, Pool #600187 7.00%	07/01/31	25,459	28,651
Fannie Mae, Pool #995364 6.00%	10/01/38	12,713	14,600
Fannie Mae, Pool #AL0851 6.00%	10/01/40	6,525	7,517
Freddie Mac (2550-FI) (TAC) 2.03% (1 mo. USD LIBOR + 0.350%)(2)	11/15/32	18,624	18,624
Freddie Mac (2763-FC) 2.03% (1 mo. USD LIBOR + 0.350%)(2)	04/15/32	1,501	1,500
Freddie Mac (2990-DE) 2.06% (1 mo. USD LIBOR + 0.380%)(2)	11/15/34	4,208	4,209
Freddie Mac (3071-TF) (PAC) 1.98% (1 mo. USD LIBOR + 0.300%)(2)	04/15/35	32,993	32,915
Freddie Mac (3084-FN) 2.18% (1 mo. USD LIBOR + 0.500%)(2)	12/15/34	19,231	19,244
Freddie Mac (3139-FL) (PAC) 1.98% (1 mo. USD LIBOR + 0.300%)(2)	01/15/36	4,976	4,976
Freddie Mac (3196-FA) (PAC) 2.03% (1 mo. USD LIBOR + 0.350%)(2)	04/15/32	26,902	26,909
Freddie Mac (3300-FA) 1.98% (1 mo. USD LIBOR + 0.300%)(2)	08/15/35	34,918	34,894
Freddie Mac (3318-F) 1.93% (1 mo. USD LIBOR + 0.250%)(2)	05/15/37	42,390	42,072
Freddie Mac (3645-EH) 3.00%	12/15/20	1,585	1,583
Freddie Mac (3767-JF) (PAC) 1.98% (1 mo. USD LIBOR + 0.300%)(2)	02/15/39	21,920	21,937
Freddie Mac (3879-MF) 2.03% (1 mo. USD LIBOR + 0.350%)(2)	09/15/38	20,527	20,544
Freddie Mac (3940-PF) (PAC) 2.03% (1 mo. USD LIBOR + 0.350%)(2)	05/15/40	43,367	43,414
Freddie Mac (3946-FG) (PAC) 2.03% (1 mo. USD LIBOR + 0.350%)(2)	10/15/39	19,699	19,702
Freddie Mac (4231-FD) 2.03% (1 mo. USD LIBOR + 0.350%)(2)	10/15/32	55,089	54,787
Freddie Mac (263-F5) 2.18% (1 mo. USD LIBOR + 0.500%)(2)	06/15/42	42,146	42,090
Ginnie Mae (12-13-KF) 1.96% (1 mo. USD LIBOR + 0.300%)(2)	07/20/38	$11,922	$11,918
Ginnie Mae II, Pool #80022 4.13% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	12/20/26	11,306	11,590
Ginnie Mae II, Pool #80636 3.25% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	09/20/32	8,593	8,838
Ginnie Mae II, Pool #80757 3.25% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	10/20/33	3,813	3,892
Ginnie Mae II, Pool #80797 4.00% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	01/20/34	45,859	47,635
Ginnie Mae II, Pool #80937 3.88% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	06/20/34	16,565	17,241
NCUA Guaranteed Notes (10-R1-1A) 2.14% (1 mo. USD LIBOR + 0.450%)(2)	10/07/20	85,103	85,142

Total Residential Mortgage-backed Securities—Agency (Cost: $896,799)			902,397

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—0.6%
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1) 4.06%(1)	11/25/32	16,981	17,793
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 2.66% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	14,260	14,296
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 2.56% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	2,956	2,971
Residential Accredit Loans, Inc. (02-QS16-A2) 2.21% (1 mo. USD LIBOR + 0.550%)(2),(5),(6)	10/25/17	83	83

Total Residential Mortgage-backed Securities—Non-agency (Cost: $32,846)			35,143

CORPORATE BONDS—25.6%
Aerospace/Defense — 1.0%
BAE Systems Holdings, Inc. 2.85%(3)	12/15/20	15,000	15,113
L3Harris Technologies, Inc. 4.95%(3)	02/15/21	15,000	15,342
United Technologies Corp. 2.55% (3 mo. USD LIBOR + 0.650%)(2)	08/16/21	25,000	25,005

			55,460

Agriculture — 0.5%
BAT Capital Corp. 2.76%	08/15/22	30,000	30,614

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Auto Manufacturers—3.0%
BMW US Capital LLC 2.28% (3 mo. USD LIBOR + 0.380%)(2),(3)	04/06/20	$30,000	$30,026
Daimler Finance North America LLC 3.75%(3)	11/05/21	25,000	25,766
Ford Motor Credit Co. LLC
2.46%	03/27/20	25,000	25,013
2.71% (3 mo. USD LIBOR + 0.810%)(2)	04/05/21	25,000	24,969
2.84% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	5,000	4,949
3.22%	01/09/22	5,000	5,059
5.88%	08/02/21	10,000	10,498
General Motors Financial Co., Inc.
2.45%	11/06/20	35,000	35,130
4.20%	11/06/21	5,000	5,185

			166,595

Banks—6.7%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.66%)(2)	07/21/21	100,000	100,290
2.74% (3 mo. USD LIBOR + 0.37%)(2)	01/23/22	25,000	25,233
Citigroup, Inc. 2.90%	12/08/21	25,000	25,490
JPMorgan Chase & Co. 2.59% (3 mo. USD LIBOR + 0.680%)(2)	06/01/21	75,000	75,159
JPMorgan Chase Bank NA 3.09% (3.086% until 4/26/20 then 3 mo. USD LIBOR +0.350%)(2)	04/26/21	50,000	50,153
Lloyds Banking Group PLC (United Kingdom)
2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR +0.810%)(2)	11/07/23	15,000	15,314
3.90%	03/12/24	10,000	10,698
Morgan Stanley 2.45% (3 mo. USD LIBOR + 0.550%)(2)	02/10/21	30,000	30,003
Santander UK Group Holdings PLC (United Kingdom) 3.13%	01/08/21	30,000	30,361
Wells Fargo Bank N.A. 2.08% (3 mo. USD LIBOR + 0.650%)(2)	09/09/22	5,000	5,025

			367,726

Beverages—0.3%
Molson Coors Brewing Co. 2.25%	03/15/20	15,000	15,001

Chemicals—0.4%
International Flavors & Fragrances, Inc. 3.40%	09/25/20	20,000	20,188

Commercial Services—0.5%
IHS Markit, Ltd. 5.00%(3)	11/01/22	25,000	26,814

Diversified Financial Services—2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 3.95%	02/01/22	10,000	10,353
Air Lease Corp. 3.50%	01/15/22	30,000	30,921
Avolon Holdings Funding, Ltd. 3.63%(3)	05/01/22	10,000	10,310
GE Capital International Funding Co. Unlimited Co. (Ireland) 2.34%	11/15/20	45,000	45,162
Park Aerospace Holdings, Ltd.
3.63%(3)	03/15/21	10,000	10,143
4.50%(3)	03/15/23	5,000	5,304

			112,193

Food—1.7%
Campbell Soup Co. 2.39% (3 mo. USD LIBOR + 0.500%)(2)	03/16/20	15,000	15,004
Conagra Brands, Inc. 2.38% (3 mo. USD LIBOR + 0.500%)(2)	10/09/20	25,000	25,050
Kraft Heinz Foods Co. 4.00%	06/15/23	35,000	37,143
Tyson Foods, Inc. 2.34% (3 mo. USD LIBOR + 0.450%)(2)	08/21/20	15,000	15,020

			92,217

Healthcare-Products—0.3%
Zimmer Biomet Holdings, Inc. 2.65% (3 mo. USD LIBOR + 0.750%)(2)	03/19/21	15,000	15,003

Healthcare-Services—1.3%
Anthem, Inc. 3.70%	08/15/21	30,000	30,790
Humana, Inc. 2.50%	12/15/20	15,000	15,096
Sutter Health 2.29%	08/15/53	25,000	25,017

			70,903

Insurance—0.4%
Allstate Corp. (The) 2.39% (3 mo. USD LIBOR + 0.430%)(2)	03/29/21	25,000	25,082

Media—0.2%
Discovery Communications LLC 2.80%	06/15/20	10,000	10,027

Miscellaneous Manufacturers—0.1%
General Electric Co. 2.27% (3 mo. USD LIBOR + 0.38%)(2)	05/05/26	5,000	4,812

Oil & Gas—0.3%
Petroleos Mexicanos 5.35%	02/12/28	15,000	15,178

Packaging & Containers—0.4%
Bemis Company, Inc. 4.50%(3)	10/15/21	20,000	20,685

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals—1.4%
Bausch Health Cos, Inc. (Canada) 7.00%(3)	03/15/24	$15,000	$15,582
Bayer US Finance LLC 2.20%(3)	07/15/22	45,000	44,690
Becton Dickinson and Co.
2.84% (3 mo. USD LIBOR + 0.875%)(2)	12/29/20	15,000	15,008

			75,280

REIT—3.3%
Camden Property Trust 2.95%	12/15/22	25,000	25,708
Essex Portfolio LP (REIT) 5.20%	03/15/21	20,000	20,589
GLP Capital LP / GLP Financing II, Inc. 4.38%	04/15/21	10,000	10,229
5.38%	11/01/23	20,000	22,044
Kimco Realty Corp. 3.40%	11/01/22	20,000	20,805
National Retail Properties, Inc. 3.80%	10/15/22	30,000	31,414
SL Green Operating Partnership LP 2.88% (3 mo. USD LIBOR + 0.980%)(2)	08/16/21	40,000	40,010
WEA Finance LLC 3.15%(3)	04/05/22	10,000	10,283

			181,082

Retail—0.1%
Dollar Tree, Inc. 2.54% (3 mo. USD LIBOR + 0.700%)(2)	04/17/20	8,000	8,001

Savings & Loans—0.4%
Nationwide Building Society (United Kingdom)
3.62% (3 mo. USD LIBOR + 0.181%)(2),(3)	04/26/23	20,000	20,679

Semiconductors—0.6%
Analog Devices, Inc. 2.85%	03/12/20	10,000	10,010
NXP BV / NXP Funding LLC (Netherlands) 4.13%(3)	06/01/21	25,000	25,689

			35,699

Telecommunications—0.4%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(3)	03/20/23	21,875	21,902

Trucking & Leasing—0.3%
Aviation Capital Group LLC
2.86% (3 mo. USD LIBOR + 0.950%)(2),(3)	06/01/21	15,000	15,092

Total Corporate Bonds (Cost: $1,390,534)			1,406,233

U.S. TREASURY SECURITIES—22.8%
U.S. Treasury Floating Rate Note
1.76% (3 mo. Treasury Money Market Yield + 0.220%)(2)	07/31/21	300,000	300,491
U.S. Treasury Note
1.38%	01/31/22	480,000	480,431
1.50%	11/30/21	154,000	154,412
1.63%	12/31/21	315,000	316,686

Total U.S. Treasury Securities (Cost: $1,248,843)			1,252,020

ASSET-BACKED SECURITIES—0.5% (Cost: $26,190)
Corevest American Finance Trust (19-1-XA) (I/O) 2.35%(1),(3)	03/15/52	277,744	24,849

Total Fixed Income Securities (Cost: $4,196,033)			4,190,476

		Shares

MONEY MARKET INVESTMENTS—3.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class 1.52%(7)		167,072	167,072

Total Money Market Investments (Cost: $167,072)			167,072

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—27.3%
U.S. TREASURY SECURITIES—27.1%
U.S. Treasury Bill
1.50%(8)	07/16/20	$200,000	198,643
1.44%(8),(9)	03/19/20	17,000	16,968
1.50%(8)	04/30/20	675,000	672,517
1.44%(8)	03/17/20	600,000	598,918

Total U.S. Treasury Securities (Cost: $1,486,917)			1,487,046

Commercial Paper—0.2%
Auto Manufacturers—0.2% (Cost: 9,785)
Ford Motor Credit Co. 3.24%	10/08/20	10,000	9,832

Total Short Term Investments (Cost: $1,496,702)			1,496,878

Total Investments (106.7%) (Cost: $5,859,807)			5,854,426

Liabilities In Excess Of Other Assets (-6.7%)			(369,568)
Net Assets (100.0%)			$5,484,858

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Value	Net Unrealized Appreciation
Long Futures
2	2-Year U.S. Treasury Note Futures	03/31/20	431,340	$432,719	$1,379

Notes to Schedule of Investments:
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2020.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $483,848 or 8.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 3).
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of January 31, 2020.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2020.
(8)	Rate shown represents yield-to-maturity.
(9)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
U.S. Treasury Securities	49.9%
Corporate Bonds	25.6
Residential Mortgage-Backed Securities—Agency	16.5
Commercial Mortgage-Backed Securities—Agency	5.8
Commercial Mortgage-Backed Securities—Non-Agency	4.6
Money Market Investments	3.0
Residential Mortgage-Backed Securities—Non-Agency	0.6
Asset-Backed Securities	0.5
Commercial Paper	0.2
Other*	(6.7)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$317,942	$—	$317,942
Commercial Mortgage-Backed Securities—Non-Agency	—	251,892	—	251,892
Residential Mortgage-Backed Securities—Agency	—	902,397	—	902,397
Residential Mortgage-Backed Securities—Non-Agency	—	35,060	83	35,143
Corporate Bonds*	—	1,406,233	—	1,406,233
U.S. Treasury Securities	1,252,020	—	—	1,252,020
Asset-Backed Securities	—	24,849	—	24,849

Total Fixed Income Securities	1,252,020	2,938,373	83	4,190,476

Money Market Investments	167,072	—	—	167,072
Short-Term Investments*	1,487,046	9,832	—	1,496,878

Total Investments	$2,906,138	$2,948,205	$83	$5,854,426

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,379	—	—	1,379

Total Investments	$2,907,517	$2,948,205	$83	$5,855,805

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—102.7% of Net Assets
ASSET-BACKED SECURITIES—1.9%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$7,015,197	$7,809,470
EFS Volunteer No 2 LLC (12-1-A2) 3.01% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	6,794,782	6,856,249
EFS Volunteer No 3 LLC (12-1-A3) 2.66% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	14,893,910	14,885,450
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	7,364,250	7,408,029
Higher Education Funding I (14-1-A) 2.96% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	17,913	17,921
Navient Student Loan Trust (14-2-A) 2.30% (1 mo. USD LIBOR + 0.640%)(2)	03/25/83	22,478,477	22,057,603
Navient Student Loan Trust (14-3-A) 2.28% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	23,594,499	23,180,451
Navient Student Loan Trust (14-4-A) 2.28% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	13,182,622	12,914,768
Navient Student Loan Trust (16-5A-A) 2.91% (1 mo. USD LIBOR + 1.250%)(1),(2)	06/25/65	15,852,449	15,941,542
Navient Student Loan Trust (17-1A-A3) 2.81% (1 mo. USD LIBOR + 1.150%)(1),(2)	07/26/66	6,130,000	6,167,751
SLM Student Loan Trust (08-8-B) 4.04% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,655,409

Total Asset-backed Securities (Cost: $122,327,154)			122,894,643

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—3.3%
Fannie Mae (12-M12-1A) (ACES) 2.94%(3),(4)	08/25/22	37,207,951	38,061,725
Fannie Mae, Pool #AL2660 2.62%(3)	10/01/22	13,760,783	14,067,599
Fannie Mae, Pool #AN9555 3.81%	06/01/30	20,679,000	23,720,937
Fannie Mae, Pool #BL0552 3.95%	11/01/30	11,549,000	13,205,433
Fannie Mae, Pool #BL0710 4.03%	11/01/30	28,324,000	32,982,056
Fannie Mae, Pool #BL0740 4.08%	12/01/33	21,998,000	25,892,726
Fannie Mae, Pool #BL2360 3.45%	05/01/34	24,962,000	28,232,307
Freddie Mac (K-1510-A3) 3.79%	01/25/34	31,000,000	36,231,309

Total Commercial Mortgage-backed Securities—Agency (Cost: $197,638,391)			212,394,092

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—0.7%
CPT Mortgage Trust (19-CPT-A) 2.87%(1)	11/13/39	5,485,000	5,783,646
DBRR Trust (11-LC2-A4A) 4.54%(1),(3)	07/12/44	10,288,605	10,504,193
DBWF Mortgage Trust (16-85T-A) 3.79%(1)	12/10/36	6,385,000	7,042,480
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	5,750,000	6,104,183
GS Mortgage Securities Corp. (12-ALOH-A) 3.55%(1)	04/10/34	6,105,000	6,292,129
Hudson Yards Mortgage Trust (19-55HY-A) 3.04%(1),(3)	12/10/41	5,750,000	6,110,962
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(3)	01/05/43	820,000	895,011

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $42,340,321)			42,732,604

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—56.9%
Fannie Mae, Pool #MA3811 3.00%	10/01/49	29,216,196	29,686,631
Fannie Mae, Pool #MA3864 2.50%	12/01/34	68,281,117	69,531,851
Fannie Mae, Pool #MA3896 2.50%	01/01/35	29,731,166	30,275,764
Fannie Mae, Pool #MA3930 2.50%(5)	02/01/35	24,770,000	25,223,722
Fannie Mae, Pool #MA3905 3.00%	01/01/50	43,665,977	44,681,798
Fannie Mae (01-40-Z) 6.00%	08/25/31	163,330	181,168
Fannie Mae (03-117-TG) (PAC) 4.75%	08/25/33	302,607	319,637
Fannie Mae (04-52-SW) (I/O) (I/F) 5.44% (-1.00 X 1 mo. USD LIBOR + 7.100%)(2)	07/25/34	543,814	81,209
Fannie Mae (04-65-LT) 4.50%	08/25/24	790,955	822,719
Fannie Mae (04-68-LC) 5.00%	09/25/29	1,250,022	1,358,615
Fannie Mae (05-117-LC) (PAC) 5.50%	11/25/35	2,933,590	3,048,285
Fannie Mae (05-74-CP) (I/F) (PAC) 18.66% (-1.00 X 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	188,125	256,005
Fannie Mae (07-103-AI) (I/O) (I/F) 4.84% (-1.00 X 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	3,835,080	637,062
Fannie Mae (07-20-SI) (I/O) (I/F) 4.79% (-1.00 X mo. USD LIBOR + 6.450%)(2)	03/25/37	1,139,392	186,888
Fannie Mae (07-21-SE) (I/O) (I/F) 4.78% (-1.00 X 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	858,400	123,211
Fannie Mae (07-56-SG) (I/O) (I/F) 4.75% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	1,043,326	115,673
Fannie Mae (07-58-SV) (I/O) (I/F) 5.09% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	4,538,640	589,896

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (07-65-S) (I/O) (I/F) 4.94% (-1.00 X 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	$838,857	$119,856
Fannie Mae (07-88-FY) 2.12% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	608,238	610,334
Fannie Mae (07-B2-ZA) 5.50%	06/25/37	11,323,409	12,910,773
Fannie Mae (08-1-AI) (I/O) (I/F) 4.59% (-1.00 X 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	4,282,238	645,600
Fannie Mae (08-13-SB) (I/O) (I/F) 4.58% (-1.00 X 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	3,773,662	800,046
Fannie Mae (08-23-SB) (I/O) (I/F) 5.19% (-1.00 X 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	6,429,694	1,039,078
Fannie Mae (08-35-SD) (I/O) (I/F) 4.79% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	519,061	34,856
Fannie Mae (08-66-SG) (I/O) (I/F) 4.41% (-1.00 X 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	8,081,074	1,598,925
Fannie Mae (08-68-SA) (I/O) (I/F) 4.31% (-1.00 X 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	3,321,514	496,307
Fannie Mae (09-3-SH) (I/O) (I/F) 3.79% (-1.00 X 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	1,173,431	151,140
Fannie Mae (09-47-SV) (I/O) (I/F) 5.09% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	841,500	86,535
Fannie Mae (09-51-SA) (I/O) (I/F) 5.09% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	3,901,413	634,392
Fannie Mae (09-6-SD) (I/O) (I/F) 3.89% (-1.00 X 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	1,360,465	153,697
Fannie Mae (09-68-KB) 4.00%	09/25/24	3,256,561	3,333,837
Fannie Mae (09-71-LB) 4.00%	09/25/29	10,547,019	11,143,345
Fannie Mae (09-72-AC) 4.00%	09/25/29	13,618,041	14,434,387
Fannie Mae (09-72-JS) (I/O) (I/F) 5.59% (-1.00 X 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	840,967	193,133
Fannie Mae (10-136-CX) (PAC) 4.00%	08/25/39	20,937,000	21,974,202
Fannie Mae (11-111-DB) 4.00%	11/25/41	24,438,398	26,277,860
Fannie Mae (11-123-ZP) (PAC) 4.50%	12/25/41	4,869,112	5,912,731
Fannie Mae (12-128-UY) (PAC) 2.50%	11/25/42	11,738,000	11,926,789
Fannie Mae (12-133-GC) (PAC) 2.50%	08/25/41	21,181,578	21,359,764
Fannie Mae (12-153-PC) (PAC) 2.00%	05/25/42	6,403,404	6,392,740
Fannie Mae (13-101-BO) (P/O) 0.00%(6)	10/25/43	6,662,331	6,013,280
Fannie Mae (13-101-CO) (P/O) 0.00%(6)	10/25/43	15,613,584	13,728,875
Fannie Mae (13-21-EC) (I/O) 2.00%	12/25/38	8,846,354	8,810,903
Fannie Mae (13-95-PN) (PAC) 3.00%	01/25/43	21,400,000	22,208,632
Fannie Mae (18-52 PZ) (PAC) 4.00%	07/25/48	3,012,583	3,293,018
Fannie Mae (18-55 PA) (PAC) 3.50%	01/25/47	16,196,986	16,828,715
Fannie Mae (19-57) 2.50%	10/25/49	19,253,353	19,568,221
Fannie Mae (93-202-SZ) (I/F) (PAC) 10.00%(3)	11/25/23	33,321	36,279
Fannie Mae (95-21-C) (P/O) 0.00%(6)	05/25/24	193,809	185,820
Fannie Mae (G92-29-J) 8.00%	07/25/22	8,548	8,917
Fannie Mae, Pool #254634 5.50%	02/01/23	50,538	54,468
Fannie Mae, Pool #257536 5.00%	01/01/29	1,189,012	1,272,169
Fannie Mae, Pool #310033 6.00%	07/01/47	450,809	526,484
Fannie Mae, Pool #555424 5.50%	05/01/33	2,812,755	3,155,485
Fannie Mae, Pool #661856 3.87% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	31,090	31,809
Fannie Mae, Pool #671133 3.91% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	72,319	73,999
Fannie Mae, Pool #672272 3.68% (12 mo. USD LIBOR + 1.579%)(2)	12/01/32	27,950	28,967
Fannie Mae, Pool #687847 4.66% (12 mo. USD LIBOR + 1.590%)(2)	02/01/33	73,044	76,488
Fannie Mae, Pool #692104 3.66% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	392,007	403,032
Fannie Mae, Pool #699866 4.50% (12 mo. USD LIBOR + 1.588%)(2)	04/01/33	210,733	219,490
Fannie Mae, Pool #704454 4.55% (12 mo. USD LIBOR + 1.695%)(2)	05/01/33	66,532	68,180
Fannie Mae, Pool #728824 4.14% (12 mo. USD LIBOR + 1.586%)(2)	07/01/33	73,304	77,192
Fannie Mae, Pool #734384 5.50%	07/01/33	338,560	371,988
Fannie Mae, Pool #888593 7.00%	06/01/37	324,680	386,850
Fannie Mae, Pool #934103 5.00%	07/01/38	278,974	296,841
Fannie Mae, Pool #979563 5.00%	04/01/28	640,934	685,782

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae, Pool #995040 5.00%	06/01/23	$246,223	$260,237
Fannie Mae, Pool #995425 6.00%	01/01/24	1,094,728	1,144,976
Fannie Mae, Pool #995573 6.00%	01/01/49	1,312,290	1,404,358
Fannie Mae, Pool #995953 6.00%	11/01/28	3,224,767	3,554,620
Fannie Mae, Pool #995954 6.00%	03/01/29	1,801,116	1,985,487
Fannie Mae, Pool #AA3303 5.50%	06/01/38	2,648,730	2,988,051
Fannie Mae, Pool #AB6210 3.00%	09/01/42	29,299,627	30,456,309
Fannie Mae, Pool #AE0588 6.00%	08/01/37	6,022,991	6,936,250
Fannie Mae, Pool #AL0851 6.00%	10/01/40	4,113,719	4,739,322
Fannie Mae, Pool #AL1594 6.00%	07/01/40	3,121,660	3,635,286
Fannie Mae, Pool #AL9106 4.50%	02/01/46	24,072,293	26,180,470
Fannie Mae, Pool #AS7241 3.50%(5)	05/01/46	16,430,584	17,411,268
Fannie Mae, Pool #AS9454 4.00%	04/01/47	6,038,621	6,379,523
Fannie Mae, Pool #AS9749 4.00%	06/01/47	15,246,911	16,107,654
Fannie Mae, Pool #AS9830 4.00%	06/01/47	19,028,840	20,103,086
Fannie Mae, Pool #AS9972 4.00%	07/01/47	16,191,684	17,105,763
Fannie Mae, Pool #BN4316 4.00%	01/01/49	436,934	465,866
Fannie Mae, Pool #BN6264 4.00%	04/01/49	11,033,901	11,749,982
Fannie Mae, Pool #CA1540 4.00%	04/01/48	32,046,945	34,547,325
Fannie Mae, Pool #CA1710 4.50%	05/01/48	23,802,119	25,366,537
Fannie Mae, Pool #CA1711 4.50%	05/01/48	22,154,390	23,610,510
Fannie Mae, Pool #CA2208 4.50%	08/01/48	25,589,049	27,158,963
Fannie Mae, Pool #MA1561 3.00%	09/01/33	36,874,508	38,298,953
Fannie Mae, Pool #MA1584 3.50%	09/01/33	24,868,908	26,131,072
Fannie Mae, Pool #MA2871 3.00%	01/01/32	10,853,002	11,216,864
Fannie Mae, Pool #MA2995 4.00%	05/01/47	14,720,149	15,551,155
Fannie Mae, Pool #MA3248 3.50%	01/01/33	13,078,660	13,669,677
Fannie Mae, Pool #MA3313 3.50%	03/01/33	3,397,148	3,544,663
Fannie Mae, Pool #MA3340 3.50%	04/01/33	29,246,386	30,580,681
Fannie Mae, Pool #MA3427 4.00%	07/01/33	25,907,707	27,111,594
Fannie Mae, Pool #MA3937 3.00%(5)	02/01/50	210,473,472	215,364,528
Freddie Mac (4896-DA) 3.00%	01/15/49	7,448,521	7,619,671
Freddie Mac (1829-ZB) 6.50%	03/15/26	65,062	68,968
Freddie Mac (2367-ZK) 6.00%	10/15/31	119,624	133,650
Freddie Mac (2514-PZ) (PAC) 5.50%	10/15/32	1,827,086	2,025,331
Freddie Mac (2571-PZ) (PAC) 5.50%	02/15/33	4,294,467	4,725,799
Freddie Mac (2642-AR) 4.50%	07/15/23	284,973	293,154
Freddie Mac (2647-OV) (P/O) 0.00%(6)	07/15/33	604,092	521,450
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	1,891,261	1,981,337
Freddie Mac (2666-BD) 4.50%	08/15/23	634,857	653,135
Freddie Mac (2700-B) 4.50%	11/15/23	1,058,027	1,097,192
Freddie Mac (2752-GZ) (PAC) 5.00%	02/15/34	17,552,362	19,195,608
Freddie Mac (277-30) 3.00%	09/15/42	25,696,316	26,682,170
Freddie Mac (2882-JH) (PAC) 4.50%	10/15/34	114,190	115,537
Freddie Mac (2903-PO) (P/O) 0.00%(6)	11/15/23	193,811	187,417
Freddie Mac (3045-HZ) 4.50%	10/15/35	1,754,451	1,839,928
Freddie Mac (3063-YG) (PAC) 5.50%	11/15/35	20,327,131	23,040,321
Freddie Mac (3114-KZ) 5.00%	02/15/36	15,453,214	17,202,478
Freddie Mac (3146-GE) 5.50%	04/15/26	3,753,494	4,030,777
Freddie Mac (3149-OD) (P/O) (PAC) 0.00%(6)	05/15/36	4,484,816	4,142,446
Freddie Mac (3315-S) (I/O) (I/F) 4.73% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	1,166,627	153,274
Freddie Mac (3376-SX) (I/O) (I/F) 4.36% (-1.00 X 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	2,760,789	431,884
Freddie Mac (3410-IS) (I/O) (I/F) 4.59% (-1.00 X 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	3,591,551	529,295
Freddie Mac (3424-BI) (I/O) (I/F) 5.12% (-1.00 X 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	4,063,941	973,314
Freddie Mac (3512-AY) 4.00%	02/15/24	230,671	231,402
Freddie Mac (3519-SH) (I/O) (I/F) 3.82% (-1.00 X 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	355,335	35,579
Freddie Mac (3531-SC) (I/O) (I/F) 4.62% (-1.00 X 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	5,782,696	425,790
Freddie Mac (3541-SA) (I/O) (I/F) 5.07% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,770,754	360,000

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac (3550-GS) (I/O) (I/F) 5.07% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	$5,255,720	$1,139,260
Freddie Mac (3551-VZ) 5.50%	12/15/32	2,322,925	2,590,163
Freddie Mac (3557-KB) 4.50%	07/15/29	4,852,929	5,098,938
Freddie Mac (3557-NB) 4.50%	07/15/29	11,100,580	11,947,033
Freddie Mac (3558-KB) 4.00%	08/15/29	5,500,782	5,813,036
Freddie Mac (3565-XB) 4.00%	08/15/24	6,170,541	6,376,412
Freddie Mac (3575-D) 4.50%	03/15/37	712,533	772,168
Freddie Mac (3626-MD) (PAC) 5.00%	01/15/38	12,069,776	12,403,496
Freddie Mac (3719-PJ) (PAC) 4.50%	09/15/40	20,025,406	22,177,330
Freddie Mac (3788-SB) (I/O) (I/F) 4.80% (-1.00 X 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	7,593,738	1,647,311
Freddie Mac (3885-PO) (P/O) (PAC) 0.00%(6)	11/15/33	1,847,439	1,704,273
Freddie Mac (3930-KE) (PAC) 4.00%	09/15/41	10,470,000	11,798,494
Freddie Mac (4030-HS) (I/O) (I/F) 4.93% (-1.00 X 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	3,075,948	602,192
Freddie Mac (4604-PB) (PAC) 3.00%	01/15/46	2,201,517	2,322,958
Freddie Mac (4846-PA) 4.00%	06/15/47	9,624,263	9,993,066
Freddie Mac (R002-ZA) 5.50%	06/15/35	4,020,165	4,587,110
Freddie Mac, Pool #A91162 5.00%	02/01/40	18,775,656	21,217,211
Freddie Mac, Pool #A92195 5.00%	05/01/40	5,533,301	6,205,454
Freddie Mac, Pool #C90552 6.00%	06/01/22	15,126	16,661
Freddie Mac, Pool #G01959 5.00%	12/01/35	108,710	120,725
Freddie Mac, Pool #G06173 4.00%	11/01/40	22,976,708	25,130,372
Freddie Mac, Pool #G07556 4.00%	11/01/43	7,075,632	7,776,844
Freddie Mac, Pool #G07786 4.00%	08/01/44	25,773,428	28,002,172
Freddie Mac, Pool #G07848 3.50%	04/01/44	57,695,314	61,677,208
Freddie Mac, Pool #G08687 3.50%	01/01/46	67,031,910	70,254,697
Freddie Mac, Pool #G08710 3.00%	06/01/46	3,379,048	3,492,853
Freddie Mac, Pool #G08715 3.00%	08/01/46	64,925,011	67,111,646
Freddie Mac, Pool #G08716 3.50%	08/01/46	18,708,666	19,578,916
Freddie Mac, Pool #G08721 3.00%	09/01/46	72,030,719	74,456,670
Freddie Mac, Pool #G08737 3.00%	12/01/46	37,777,967	39,047,317
Freddie Mac, Pool #G08833 5.00%	07/01/48	10,827,137	11,646,396
Freddie Mac, Pool #G08840 5.00%	08/01/48	2,226,798	2,391,054
Freddie Mac, Pool #G08843 4.50%	10/01/48	17,789,807	18,869,499
Freddie Mac, Pool #G08848 4.50%	11/01/48	9,119,402	9,659,145
Freddie Mac, Pool #G08849 5.00%	11/01/48	15,433,770	16,557,380
Freddie Mac, Pool #G11678 4.50%	04/01/20	1,698	1,759
Freddie Mac, Pool #G12635 5.50%	03/01/22	96,859	97,810
Freddie Mac, Pool #G12702 4.50%	09/01/20	2,304	2,305
Freddie Mac, Pool #G13390 6.00%	01/01/24	279,101	288,906
Freddie Mac, Pool #G16085 2.50%	02/01/32	6,030,505	6,181,608
Freddie Mac, Pool #G16258 2.50%	06/01/32	28,607,754	29,304,622
Freddie Mac, Pool #G16598 2.50%	12/01/31	36,123,571	37,005,821
Freddie Mac, Pool #G18592 3.00%	03/01/31	30,434,235	31,484,706
Freddie Mac, Pool #G18627 3.00%	01/01/32	17,673,817	18,276,085
Freddie Mac, Pool #G30194 6.50%	04/01/21	2,226	2,250
Freddie Mac, Pool #G30450 6.00%	01/01/29	1,238,289	1,364,821
Freddie Mac, Pool #G30452 6.00%	10/01/28	1,237,625	1,364,918
Freddie Mac, Pool #G30454 5.00%	05/01/29	1,645,458	1,768,848
Freddie Mac, Pool #G60238 3.50%	10/01/45	7,734,205	8,219,650
Freddie Mac, Pool #G60440 3.50%	03/01/46	55,392,594	58,869,360
Freddie Mac, Pool #G67700 3.50%	08/01/46	49,301,404	52,349,631
Freddie Mac, Pool #G67703 3.50%	04/01/47	63,779,555	67,722,942
Freddie Mac, Pool #G67705 4.00%	10/01/47	7,954,331	8,574,753
Freddie Mac, Pool #G67706 3.50%	12/01/47	55,203,607	58,616,758
Freddie Mac, Pool #G67707 3.50%	01/01/48	26,218,640	28,003,563
Freddie Mac, Pool #G67708 3.50%	03/01/48	76,891,029	81,404,794
Freddie Mac, Pool #G67709 3.50%	03/01/48	44,147,081	46,876,624
Freddie Mac, Pool #G67710 3.50%	03/01/48	55,071,866	58,080,224
Freddie Mac, Pool #G67717 4.00%	11/01/48	80,481,983	86,694,075
Freddie Mac, Pool #G67718 4.00%	01/01/49	27,055,040	28,903,183
Freddie Mac, Pool #H82001 5.50%	07/01/37	182,616	199,402
Freddie Mac, Pool #N70081 5.50%	07/01/38	2,872,757	3,222,268
Freddie Mac, Pool #P51350 5.00%	03/01/36	3,038,025	3,389,867

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac, Pool #SD7511 3.50%(5)	01/01/50	$58,350,000	$61,613,895
Freddie Mac, Pool #ZT1491 3.50%	11/01/48	21,467,886	22,684,994
Ginnie Mae (03-42-SH) (I/O) (I/F) 4.89% (-1.00 X 1 mo. USD LIBOR + 6.550%)(2)	05/20/33	679,148	116,397
Ginnie Mae (11-70-BO) (P/O) 0.00%(6)	05/20/41	8,548,767	7,848,391
Ginnie Mae (15-42-ZB) 3.00%	03/20/45	18,440,651	19,228,633
Ginnie Mae (15-43-DM) 2.50%	03/20/45	37,325,347	37,863,052
Ginnie Mae (15-44-Z) 3.00%	03/20/45	12,478,952	13,429,754
Ginnie Mae, Pool #MA3662 3.00%(5)	05/20/46	17,373,634	18,004,012
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	42,357,085	43,082,490
Ginnie Mae II, Pool #80963 3.25% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	137,380	141,544
Ginnie Mae II, Pool #MA2374 5.00%	11/20/44	573,092	624,649
Ginnie Mae II, Pool #MA2828 4.50%	05/20/45	383,141	414,077
Ginnie Mae II, Pool #MA3456 4.50%	02/20/46	2,149,953	2,323,421
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	63,539,766	66,623,491
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	31,073,096	32,510,564
Ginnie Mae II, Pool #MA3665 4.50%	05/20/46	3,527,150	3,794,902
Ginnie Mae II, Pool #MA3736 3.50%	06/20/46	24,479,231	25,611,661
Ginnie Mae II, Pool #MA3739 5.00%	06/20/46	6,294,457	6,975,330
Ginnie Mae II, Pool #MA3876 4.50%	08/20/46	219,720	237,017
Ginnie Mae II, Pool #MA3877 5.00%	08/20/46	2,931,531	3,208,086
Ginnie Mae II, Pool #MA4006 4.50%	10/20/46	103,138	111,257
Ginnie Mae II, Pool #MA4007 5.00%	10/20/46	6,342,167	7,035,747
Ginnie Mae II, Pool #MA4071 4.50%	11/20/46	483,046	521,898
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	86,026,173	89,120,629
Ginnie Mae II, Pool #MA4129 4.50%	12/20/46	149,303	161,932
Ginnie Mae II, Pool #MA4199 5.00%	01/20/47	6,249,288	6,930,006
Ginnie Mae II, Pool #MA4264 4.50%	02/20/47	18,364,351	19,626,426
Ginnie Mae II, Pool #MA4265 5.00%	02/20/47	5,959,342	6,482,204
Ginnie Mae II, Pool #MA4324 5.00%	03/20/47	6,650,833	7,220,066
Ginnie Mae II, Pool #MA4385 5.00%	04/20/47	1,312,720	1,420,151
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	1,092,096	1,180,106
Ginnie Mae II, Pool #MA4512 4.50%	06/20/47	49,588,406	52,872,359
Ginnie Mae II, Pool #MA4513 5.00%	06/20/47	4,079,953	4,408,749
Ginnie Mae II, Pool #MA4781 5.00%	10/20/47	5,171,338	5,581,623
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	29,563,544	30,603,475
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	33,850,909	35,335,092
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	29,436,306	30,970,915
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	22,094,996	23,063,744
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	21,174,303	22,278,187
Ginnie Mae II, Pool #MA4962 3.50%	01/20/48	27,342,510	28,498,611
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	20,940,018	21,860,490
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	2,475,222	2,619,804
Ginnie Mae II, Pool #MA5528 4.00%	10/20/48	17,949,053	18,738,049
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	28,838,579	29,366,753
Ginnie Mae II TBA, 30 Year 3.00%(7)	07/01/49	121,800,000	125,120,242
Ginnie Mae II, Pool, Pool #MA6080 3.00%	08/20/49	2,760,548	2,811,107
Ginnie Mae II, Pool, Pool #MA6081 3.50%	08/20/49	9,828,103	9,996,419
Uniform Mortgage-Backed Securities TBA, 15 Year
2.50%(7)	08/01/34	62,800,000	63,938,232
3.00%(7)	12/01/33	960,000	989,325
Uniform Mortgage-Backed Securities TBA, 30 Year
3.00%(7)	08/01/49	33,650,000	34,415,316
2.50%(7)	09/01/49	44,200,000	44,550,492
5.00%(7)	09/01/48	5,825,000	6,242,079

Total Residential Mortgage-backed Securities—Agency (Cost: $3,576,689,094)			3,634,085,140

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—13.9%
ACE Securities Corp. (06-ASP1-A2D) 2.28% (1 mo. USD LIBOR + 0.620%)(2)	12/25/35	630,107	628,921
ACE Securities Corp. (07-ASP1-A2C) 1.92% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	13,566,601	8,919,151
ACE Securities Corp. (07-ASP1-A2D) 2.04% (1 mo. USD LIBOR + 0.380%)(2),(4)	03/25/37	7,291,904	4,898,512
Adjustable Rate Mortgage Trust (04-5-3A1) 3.83%(3)	04/25/35	234,357	234,117
Asset-Backed Funding Certificates (07-NC1-A2) 1.96% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	7,384,232	7,298,681
Asset-Backed Funding Certificates (07-WMC1-A2A) 2.41% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	13,838,387	12,524,366
Banc of America Funding Corp. (04-B-3A1) 3.68%(3),(4)	12/20/34	252,981	221,081

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Banc of America Funding Corp. (06-D-2A1) 3.51%(3),(4)	05/20/36	$55,174	$51,826
Banc of America Funding Corp. (06-D-3A1) 4.20%(3),(4)	05/20/36	2,686,613	2,642,963
Banc of America Funding Corp. (15-R8-1A1) 3.08%(1),(3)	11/26/46	4,278,044	4,298,764
Banc of America Funding Trust (06-3-4A14) 6.00%	03/25/36	764,981	768,274
Banc of America Funding Trust (06-3-5A3) 5.50%(4)	03/25/36	2,784,948	2,680,273
BCAP LLC Trust (08-IND2-A1) 3.31% (1 mo. USD LIBOR + 1.650%)(2)	04/25/38	5,276,749	5,346,304
BCAP LLC Trust (11-RR4-3A3) 3.93%(1),(3)	07/26/36	441,565	443,363
Bear Stearns Alt-A Trust (05-2-2A4) 3.92%(3)	04/25/35	2,845	2,895
Bear Stearns Alt-A Trust (05-4-23A1) 4.32%(3)	05/25/35	4,224,293	4,310,606
Bear Stearns Alt-A Trust (06-4-32A1) 4.05%(3)	07/25/36	436,957	376,121
Bear Stearns ARM Trust (04-12-1A1) 4.13%(3)	02/25/35	705,141	707,694
Bear Stearns ARM Trust (05-10-A3) 4.67%(3)	10/25/35	3,845,978	3,854,372
Bear Stearns ARM Trust (06-2-2A1) 4.25%(3),(4)	07/25/36	1,353,397	1,293,798
Bear Stearns ARM Trust (07-1-2A1) 4.15%(3),(4)	02/25/47	179,429	178,222
Bear Stearns ARM Trust (07-5-3A1) 4.04%(3),(4)	08/25/47	934,939	840,578
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3) 5.50%(3)	09/25/35	1,428,921	1,472,535
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4) 5.40%(3)	09/25/35	3,055,277	3,150,812
Bear Stearns Mortgage Funding Trust (06-AR3-1A1) 1.84% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	595,769	568,950
Chase Mortgage Finance Corp. (06-A1-2A1) 4.30%(3)	09/25/36	665,366	640,811
Chase Mortgage Finance Corp. (07-A1-8A1) 4.26%(3)	02/25/37	2,899,277	3,063,665
Chaseflex Trust (05-1-1A5) 6.50%(4)	02/25/35	3,326,384	3,339,802
CIM Trust (17-7-A) 3.00%(1),(3)	12/25/65	26,478,952	26,533,256
CIM Trust (18-R5-A1) 3.75%(1),(3)	07/25/58	25,702,854	26,210,817
CIM Trust (18-R6-A1) 2.86% (1 mo. USD LIBOR + 1.076%)(1),(2)	09/25/58	19,359,625	19,267,659
CIM Trust (19-R3-A) 2.63%(1),(3)	06/25/58	23,946,176	24,644,358
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1) 5.50%	05/25/37	472,472	482,222
Citigroup Mortgage Loan Trust (06-HE3-A1) 1.93% (1 mo. USD LIBOR + 0.140%)(1),(2)	12/25/36	13,620,460	13,354,672
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A) 4.18%(3),(4)	07/25/36	3,315,656	2,803,732
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1) 6.50%(1),(4)	10/25/36	3,115,579	2,595,700
Citigroup Mortgage Loan Trust, Inc. (14-10-2A1) 2.04% (1 mo. USD LIBOR + 0.250%)(1),(2)	07/25/37	743,069	744,664
Conseco Financial Corp. (99-2-A7) 6.44%	12/01/30	2,615,168	2,816,336
Countrywide Alternative Loan Trust (05-20CB-4A1) 5.25%(4)	07/25/20	92,446	92,553
Countrywide Alternative Loan Trust (05-84-1A1) 3.23%(3),(4)	02/25/36	192,495	154,499
Countrywide Alternative Loan Trust (05-J1-2A1) 5.50%	02/25/25	550,933	558,809
Countrywide Alternative Loan Trust (06-HY12-A5) 3.95%(3)	08/25/36	10,214,622	10,795,817
Countrywide Alternative Loan Trust (06-J3-3A1) 5.50%(4)	04/25/21	66,931	67,018
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3) 5.50%	08/25/34	5,083,404	5,329,498
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1) 2.26% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	9,517,090	8,294,170
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1) 3.90%(3),(4)	09/20/35	25,306	22,014
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1) 4.30%(3)	09/25/47	6,359	6,080
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1) 3.16%(3),(4)	03/25/37	39,665	34,702
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	28,834	29,782
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1) 6.50%(4)	12/25/35	2,082,743	1,712,865
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1) 6.50%	01/25/36	7,635,654	4,390,715
Credit Suisse Mortgage Capital Certificates (15-5R-2A1) 2.01% (1 mo. USD LIBOR + 0.280%)(1),(2)	04/27/47	3,662,171	3,641,785
Credit Suisse Mortgage Trust (13-7R-4A1) 2.11% (1 mo. USD LIBOR + 0.160%)(1),(2)	07/26/36	1,705,183	1,653,406
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2) 3.27%(3)	01/25/36	3,825,560	3,327,247
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4) 1.82% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	26,177,602	20,254,077
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4) 1.89% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	15,491,122	9,839,104
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B) 3.96%(3)	02/25/37	3,242,373	2,565,235
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C) 3.96%(3)	02/25/37	11,153,138	8,822,816

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
CSMC Mortgage-Backed Trust (06-8-3A1) 6.00%(4)	10/25/21	$1,688,480	$1,452,265
CSMC Mortgage-Backed Trust (06-9-5A1) 5.50%	11/25/36	2,039,035	2,015,917
CSMC Mortgage-Backed Trust (07-2-3A4) 5.50%(4)	03/25/37	6,971,436	6,001,218
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3) 2.16% (1 mo. USD LIBOR + 0.500%)(2)	02/25/35	7,480,681	7,387,192
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6) 1.85% (1 mo. USD LIBOR + 0.190%)(2),(4)	02/25/37	310,736	289,959
DSLA Mortgage Loan Trust (05-AR6-2A1A) 1.94% (1 mo. USD LIBOR + 0.290%)(2)	10/19/45	2,473,042	2,412,077
DSLA Mortgage Loan Trust (06-AR2-2A1A) 1.85% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	26,559,603	24,329,250
DSLA Mortgage Loan Trust (07-AR1-2A1A) 1.79% (1 mo. USD LIBOR + 0.140%)(2)	04/19/47	6,983,235	6,455,388
Fieldstone Mortgage Investment Corp. (07-1-2A2) 1.93% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	3,822,114	3,184,713
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C) 1.82% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	15,737,724	14,643,169
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D) 1.87% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	9,235,433	8,637,459
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C) 1.80% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	4,400,096	3,113,120
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D) 1.88% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	21,536,685	15,459,509
First Franklin Mortgage Loan Trust (06-FF9-2A4) 1.91% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	5,068,000	4,617,046
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1) 3.88%(3)	05/25/35	2,786,258	2,773,166
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1) 3.65%(3),(4)	09/25/35	2,711,421	2,447,485
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1) 3.97%(3),(4)	09/25/35	1,857,119	1,813,492
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1) 3.72%(3),(4)	01/25/37	8,259,569	7,604,674
Fremont Home Loan Trust (05-E-2A4) 1.99% (1 mo. USD LIBOR + 0.330%)(2)	01/25/36	14,097,172	13,853,288
Fremont Home Loan Trust (06-1-2A3) 1.84% (1 mo. USD LIBOR + 0.180%)(2)	04/25/36	2,066,541	2,030,314
GMAC Mortgage Loan Trust (05-AR5-2A1) 4.48%(3)	09/19/35	2,325,445	1,860,447
GreenPoint Mortgage Funding Trust (05-AR3-1A1) 1.90% (1 mo. USD LIBOR + 0.240%)(2)	08/25/45	486,045	436,253
GSAA Home Equity Trust (05-7-AF5) 4.61%(3)	05/25/35	445,103	454,020
GSAA Home Equity Trust (05-9-2A3) 2.03% (1 mo. USD LIBOR + 0.370%)(2)	08/25/35	2,154	2,161
GSR Mortgage Loan Trust (04-9-3A1) 4.50%(3)	08/25/34	1,859,529	1,868,950
GSR Mortgage Loan Trust (07-3F-3A7) 6.00%(4)	05/25/37	8,561,393	7,909,823
GSR Mortgage Loan Trust (07-AR2-2A1) 4.20%(3)	05/25/37	2,683,329	2,344,819
GSR Mortgage Loan Trust (07-AR2-5A1A) 4.14%(3)	05/25/37	1,378,435	1,265,254
Harborview Mortgage Loan Trust (05-9-2A1A) 1.99% (1 mo. USD LIBOR + 0.340%)(2)	06/20/35	2,288,638	2,300,409
HSI Asset Loan Obligation Trust (07-2-2A12) 6.00%	09/25/37	796,534	729,953
Impac CMB Trust (04-5-1A1) 2.38% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	3,874	3,874
Impac CMB Trust (05-1-1A1) 2.18% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	984,163	960,314
Impac CMB Trust (05-5-A2) 2.10% (1 mo. USD LIBOR + 0.440%)(2)	08/25/35	4,841,477	4,838,468
Impac Secured Assets Trust (06-3-A1) 1.83% (1 mo. USD LIBOR + 0.170%)(2),(4)	11/25/36	7,356,508	7,147,911
Indymac Index Mortgage Loan Trust (04-AR4-2A) 4.09%(3)	08/25/34	4,261,971	4,400,681
Indymac Index Mortgage Loan Trust (04-AR9-4A) 4.26%(3)	11/25/34	619,892	568,190
Indymac Index Mortgage Loan Trust (05-AR17-3A1) 3.75%(3)	09/25/35	3,839,487	3,265,653
Indymac Index Mortgage Loan Trust (05-AR23-2A1) 3.79%(3)	11/25/35	2,764,804	2,671,779
Indymac Index Mortgage Loan Trust (05-AR23-6A1) 3.67%(3)	11/25/35	3,635,410	3,466,979
Indymac Index Mortgage Loan Trust (05-AR25-2A1) 3.52%(3)	12/25/35	1,980,182	1,888,643
Indymac Index Mortgage Loan Trust (05-AR7-2A1) 3.92%(3)	06/25/35	2,472,278	2,237,701
Indymac Index Mortgage Loan Trust (06-AR39-A1) 1.84% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	7,101,481	7,007,058
Indymac Index Mortgage Loan Trust (07-AR11-1A1) 3.27%(3)	06/25/37	18,394	15,621
Indymac Index Mortgage Loan Trust (07-AR5-2A1) 3.74%(3),(4)	05/25/37	12,963,495	12,498,748
Indymac Index Mortgage Loan Trust (07-AR7-1A1) 3.66%(3)	11/25/37	2,890,594	2,864,615
JPMorgan Alternative Loan Trust (06-A2-5A1) 4.05%(3)	05/25/36	5,547,384	4,298,669
JPMorgan Alternative Loan Trust (06-A4-A8) 3.82%(3),(4)	09/25/36	1,250,735	1,229,865
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4) 5.76%(3)	10/25/36	6,003,412	4,801,608
JPMorgan Mortgage Acquisition Trust (06-WMC4-A3) 1.78% (1 mo. USD LIBOR + 0.120%)(2)	12/25/36	32,807,395	21,380,103

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
JPMorgan Mortgage Trust (05-A6-7A1) 4.21%(3),(4)	08/25/35	$263,662	$262,099
JPMorgan Mortgage Trust (06-A2-5A3) 4.11%(3)	11/25/33	1,476,876	1,473,544
JPMorgan Mortgage Trust (06-A4-1A4) 4.45%(3),(4)	06/25/36	394,224	360,376
JPMorgan Mortgage Trust (06-A7-2A4R) 3.82%(3),(4)	01/25/37	17,597	17,308
JPMorgan Mortgage Trust (06-S2-2A2) 5.88%(4)	06/25/21	385,490	361,273
JPMorgan Resecuritization Trust Series (14-6-3A1) 2.00% (1 mo. USD LIBOR + 0.210%)(1),(2)	07/27/46	1,810,299	1,818,135
Lehman Mortgage Trust (06-4-4A1) 6.00%(4)	08/25/21	957,464	971,332
Lehman XS Trust (06-10N-1A3A) 1.87% (1 mo. USD LIBOR + 0.210%)(2)	07/25/46	12,429,210	12,430,039
Lehman XS Trust (06-12N-A31A) 1.86% (1 mo. USD LIBOR + 0.200%)(2)	08/25/46	4,116,233	3,966,244
Lehman XS Trust (06-13-1A2) 2.00% (1 mo. USD LIBOR + 0.170%)(2),(4)	09/25/36	270,698	291,942
Lehman XS Trust (06-9-A1B) 1.82% (1 mo. USD LIBOR + 0.160%)(2),(8)	05/25/46	4	—
MASTR Alternative Loans Trust (05-4-1A1) 6.50%	05/25/35	5,135,437	5,086,825
MASTR Alternative Loans Trust (06-2-2A1) 2.06% (1 mo. USD LIBOR + 0.400%)(2),(4),(8)	03/25/36	66,171	7,936
MASTR Asset Securitization Trust (06-3-2A1) 2.11% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	38,842	14,850
MASTR Asset-Backed Securities Trust (06-AB1-A4) 5.72%(3)	02/25/36	696,790	685,274
MASTR Asset-Backed Securities Trust (06-HE1-A4) 1.95% (1 mo. USD LIBOR + 0.290%)(2)	01/25/36	1,399,897	1,406,749
MASTR Asset-Backed Securities Trust (06-HE5-A3) 1.82% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	19,291,841	13,737,660
MASTR Seasoned Securitization Trust (04-1-4A1) 4.47%(3)	10/25/32	7,968	8,319
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C) 1.89% (1 mo. USD LIBOR + 0.230%)(2)	01/25/37	1,834,631	866,455
Merrill Lynch Alternative Note Asset Trust (07-A1-A3) 1.82% (1 mo. USD LIBOR + 0.160%)(2)	01/25/37	943,734	441,468
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B) 1.83% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	7,434,332	4,377,624
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C) 1.91% (1 mo. USD LIBOR + 0.250%)(2) Issues	04/25/37	25,113,396	15,032,319
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D) 2.00% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	6,412,043	3,908,358
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C) 1.90% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	5,649,960	3,796,995
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B) 1.79% (1 mo. USD LIBOR + 0.130%)(2),(4)	06/25/37	2,626,010	2,139,109
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3) 1.82% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	33,536,564	22,399,403
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1) 3.97% (1 year Treasury Constant Maturity Rate + 2.400%)(2)	08/25/36	1,299,842	1,295,491
Mid-State Trust (05-1-A) 5.75%	01/15/40	2,666,432	2,920,653
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2) 2.62% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	653,592	658,015
Morgan Stanley Home Equity Loan Trust (06-2-A4) 1.94% (1 mo. USD LIBOR + 0.280%)(2)	02/25/36	2,440,054	2,427,290
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6) 5.76%(3)	01/25/47	2,526,426	1,262,303
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1) 1.78% (1 mo. USD LIBOR + 0.120%)(2)	04/25/37	3,468,740	1,569,329
Morgan Stanley REREMIC Trust (13-R2-1A) 3.39%(1),(3)	10/26/36	1,237,327	1,242,369
Morgan Stanley Resecuritization Trust (14-R2-2A) 3.34%(1),(3)	12/26/46	4,361,825	4,420,693
MortgageIT Trust (05-4-A1) 1.94% (1 mo. USD LIBOR + 0.280%)(2)	10/25/35	1,851,478	1,833,612
Nomura Resecuritization Trust (15-2R-1A1) 3.13% (12 mo. Monthly Treasury Average Index + 1.000%)(1),(2)	08/26/46	1,997,841	2,000,246
Nomura Resecuritization Trust (15-4R-2A1) 1.93% (1 mo. USD LIBOR + 0.306%)(1),(2)	10/26/36	2,517,904	2,520,815
Nomura Resecuritization Trust (15-5R-2A1) 4.06%(1),(3)	03/26/35	2,547,106	2,580,700
Nomura Resecuritization Trust (15-7R-2A1) 3.95%(1),(3)	08/26/36	1,363,252	1,377,893
Oakwood Mortgage Investors, Inc. (02-A-A4) 6.97%(3)	03/15/32	1,814,486	1,917,477
Oakwood Mortgage Investors, Inc. (99-E-A1) 7.61%(3)	03/15/30	4,047,859	3,425,435
Opteum Mortgage Acceptance Corp. (06-1-2A1) 5.75%(3)	04/25/36	666,942	667,902
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 1.93% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	16,447,513	16,189,479
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C) 1.82% (1 mo. USD LIBOR + 0.160%)(2)	09/25/37	15,797,160	9,357,467

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Prime Mortgage Trust (06-1-1A1) 5.50%(4)	06/25/36	$1,659,114	$1,731,345
RAAC Series Trust (05-SP1-4A1) 7.00%	09/25/34	3,048,205	3,179,051
RAAC Series Trust (07-SP1-A3) 2.14% (1 mo. USD LIBOR + 0.480%)(2)	03/25/37	597,704	600,081
RALI Trust (05-QA13-2A1) 4.59%(3),(4)	12/25/35	642,889	594,345
RALI Trust (05-QA7-A21) 4.41%(3),(4)	07/25/35	2,108,727	2,012,469
RALI Trust (06-QA3-A1) 1.86% (1 mo. USD LIBOR + 0.200%)(2)	04/25/36	2,042,393	2,103,902
Residential Accredit Loans, Inc. (05-QA8-CB21) 4.46%(3),(4)	07/25/35	4,512,824	3,458,832
Residential Accredit Loans, Inc. (05-QS7-A1) 5.50%(4)	06/25/35	804,436	719,454
Residential Accredit Loans, Inc. (06-QA1-A21) 4.75%(3),(4)	01/25/36	16,796	14,911
Residential Accredit Loans, Inc. (06-QA10-A2) 1.84% (1 mo. USD LIBOR + 0.180%)(2),(4)	12/25/36	15,151,840	14,438,244
Residential Accredit Loans, Inc. (06-QA2-1A1) 1.91% (1 mo. USD LIBOR + 0.250%)(2),(4)	02/25/36	20,161	15,389
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O) 0.55%(3),(8)	08/25/36	35,673,728	826,721
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O) 0.36%(3),(8)	08/25/36	35,849,797	566,488
Residential Accredit Loans, Inc. (06-QS5-A5) 6.00%(4)	05/25/36	4,445,036	4,288,377
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O) 0.76%(3),(8)	06/25/36	46,883,983	1,235,792
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O) 0.71%(3),(8)	06/25/36	9,928,772	265,825
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O) 0.17%(3),(8)	01/25/37	2,411,732	17,882
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O) 0.33%(3),(8)	01/25/37	18,141,045	218,369
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O) 0.35%(3),(8)	02/25/37	74,083,819	1,036,440
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O) 0.37%(3),(8)	03/25/37	8,889,092	129,121
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O) 0.27%(3),(8)	03/25/37	11,918,872	112,139
Residential Accredit Loans, Inc. (07-QS6-A45) 5.75%(4)	04/25/37	2,624,748	2,478,698
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O) 0.40%(3),(8)	06/25/37	17,894,114	345,832
Residential Funding Mortgage Securities I (05-SA5-2A) 4.39%(3),(4)	11/25/35	17,814	17,185
Residential Funding Mortgage Securities I (06-S9-A3) (PAC) 5.75%(4)	09/25/36	545,975	527,290
Residential Funding Mortgage Securities I (07-S2-A9) 6.00%(4)	02/25/37	6,087,363	5,828,297
Residential Funding Mortgage Securities I (07-SA2-2A2) 4.70%(3)	04/25/37	17,607	16,624
Saxon Asset Securities Trust (06-2-A2) 1.79% (1 mo. USD LIBOR + 0.130%)(2)	09/25/36	3,248,229	3,246,351
Saxon Asset Securities Trust (06-3-A3) 1.83% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	9,484,105	9,366,404
Saxon Asset Securities Trust (07-2-A2D) 1.96% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	17,313,654	14,732,402
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C) 2.00% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	3,098,904	1,927,788
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2) 1.89% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	33,040,817	18,770,647
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B) 1.80% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	16,625,412	14,502,704
Sequoia Mortgage Trust (03-8-A1) 2.30% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	740,828	727,456
SG Mortgage Securities Trust (07-NC1-A2) 1.90% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	19,352,045	13,792,694
Soundview Home Equity Loan Trust (06-OPT4-2A4) 1.89% (1 mo. USD LIBOR + 0.230%)(2)	06/25/36	10,400,000	10,107,915
Soundview Home Equity Loan Trust (07-OPT3-2A4) 1.91% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,805,024
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A) 4.02%(3)	09/25/34	1,376,869	1,385,015
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A) 4.17%(3)	10/25/34	2,479,433	2,498,733
Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A) 2.61% (1 mo. USD LIBOR + 0.950%)(2)	08/25/35	1,348,167	1,351,252
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1) 4.27%(3),(4)	03/25/36	392,735	369,499
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1) 4.01%(3),(4)	05/25/36	1,767,213	1,608,167
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1) 4.41%(3),(4)	06/25/36	3,591,606	3,491,637
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1) 4.18%(3)	02/25/37	2,422,090	1,939,111
Structured Asset Securities Corp. (05-2XS-1A5B) 5.15%(3)	02/25/35	30,537	30,649
Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1) 4.59%(3),(4)	04/25/37	147,076	116,542
Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1) 4.71%(3)	06/25/37	4,181	3,716
Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1) 4.47%(3)	01/25/37	441,464	449,505
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3) 1.90% (1 mo. USD LIBOR + 0.240%)(2)	08/25/36	7,466,944	4,285,550
WaMu Mortgage Pass-Through Certificates (04-AR14-A1) 3.88%(3)	01/25/35	4,492,770	4,685,067
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 1.95% (1 mo. USD LIBOR + 0.290%)(2)	10/25/45	6,042,153	5,983,225
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2) 3.60% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	486,920	490,736

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1) 3.75%(3)	12/25/35	$1,073,736	$1,064,407
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1) 3.71%(3)	01/25/36	1,613,687	1,587,909
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A) 1.97% (1 mo. USD LIBOR + 0.310%)(2)	01/25/45	179,110	176,614
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A) 2.30% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	4,441,154	4,436,433
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 3.22% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	13,401,447	13,275,354
WaMu Mortgage Pass-Through Certificates (06-AR11-1A) 3.11% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(4)	09/25/46	3,554,735	3,316,679
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A) 3.05% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	4,368,268	4,221,171
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1) 4.17%(3)	11/25/30	100,757	103,603
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2) 5.75%(4)	02/25/36	931,768	897,852
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1) 2.26% (1 mo. USD LIBOR + 0.600%)(2),(4)	07/25/36	1,900,546	1,278,362
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A) 1.83% (1 mo. USD LIBOR + 0.170%)(2)	12/25/36	3,473,025	3,162,722
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A) 2.29% (11th District Cost of Funds + 1.250%)(2)	04/25/47	1,453,659	1,349,607
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3) 1.97% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37	4,115,914	4,004,144
Washington Mutual Asset-Backed Certificates (06-HE1-2A4) 1.94% (1 mo. USD LIBOR + 0.280%)(2)	04/25/36	7,931,653	7,671,845
Wells Fargo Home Equity Asset-Backed Securities (06-3-A2) 1.81% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	2,818,933	2,813,191
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3) 1.98% (1 mo. USD LIBOR + 0.320%)(2)	03/25/37	5,521,000	4,898,391
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6) 4.86%(3),(4)	08/25/36	2,305,434	2,271,888
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1) 4.84%(3),(4)	08/25/37	169,465	169,465

Total Residential Mortgage-backed Securities—Non-agency (Cost: $700,256,509)			887,717,669

U.S. TREASURY SECURITIES—26.0%
U.S. Treasury Bond
2.38%	11/15/49	602,915,000	652,090,255
U.S. Treasury Note
1.38%	01/31/22	54,750,000	54,799,190
1.50%	11/30/24	207,729,000	209,465,479
1.50%	01/31/25	120,360,000	120,651,498
1.63%	12/31/21	76,520,000	76,929,501
1.75%	12/31/24	419,355,000	427,791,244
1.75%	11/15/29	119,100,000	121,602,958

Total U.S. Treasury Securities (Cost: $1,609,997,409)			1,663,330,125

Total Fixed Income Securities (Cost: $6,249,248,878)			6,563,154,273

		Shares
MONEY MARKET INVESTMENTS—2.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class 1.52%(9)		134,931,423	134,931,423

Total Money Market Investments (Cost: $134,931,423)			134,931,423

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—5.2%

U.S. Treasury Securities—5.2%
U.S. Treasury Bill
1.50%(10)	04/30/20	$150,000,000	149,448,097
1.44%(10),(11)	03/19/20	8,822,000	8,805,321
1.50%(10)	07/16/20	50,000,000	49,660,896
1.50%(10)	04/30/20	125,000,000	124,540,081

Total U.S. Treasury Securities (Cost: $332,417,341)			332,454,395

Total Short Term Investments (Cost: $332,417,341)			332,454,395

Total Investments (110.0%) (Cost: $6,716,597,642)			7,030,540,091

Liabilities In Excess Of Other Assets (-10.0%)			(641,203,162)

Net Assets (100.0%)			$6,389,336,929

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2020 (Unaudited) (cont’d)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation Depreciation
Long Futures
2,310	2-Year U.S. Treasury Note Futures	03/31/20	$497,981,016	$499,790,159	$ 1,809,143
531	5-Year U.S. Treasury Note Futures	06/30/20	63,928,653	64,105,805	177,152
782	2-Year U.S. Treasury Note Futures	06/30/20	169,335,959	169,504,609	168,650
930	10-Year U.S. Treasury Note Futures	03/20/20	120,401,737	122,440,312	2,038,575
2,425	5-Year U.S. Treasury Note Futures	03/31/20	288,207,030	291,776,759	3,569,729
34	U.S. Ultra Long Bond Futures	03/20/20	6,365,669	6,585,375	219,706
443	10-Year U.S. Ultra Treasury Note Futures	03/20/20	63,013,945	64,525,719	1,511,774

			$1,209,234,009	$1,218,728,738	$ 9,494,729

Notes to Schedule of Investments:
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable Rate Mortgage.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2020, the value of these securities amounted to $262,259,686 or 4.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2020.
(3)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)		Security is not accruing interest.
(7)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)		For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)		Rate disclosed is the 7-day net yield as of January 31, 2020.
(10)		Rate shown represents yield-to-maturity.
(11)		All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	January 31, 2020

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	56.9%
U.S. Treasury Securities	31.2
Residential Mortgage-Backed Securities—Non-Agency	13.9
Commercial Mortgage-Backed Securities—Agency	3.3
Money Market Investments	2.1
Asset-Backed Securities	1.9
Commercial Mortgage-Backed Securities—Non-Agency	0.7
Other*	(10.0)

Total	100.0%

See accompanying notes to Schedule of Investments.

*	Includes cap stock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$122,894,643	$—	$122,894,643
Commercial Mortgage-Backed Securities—Agency	—	212,394,092	—	212,394,092
Commercial Mortgage-Backed Securities—Non-Agency	—	42,732,604	—	42,732,604
Residential Mortgage-Backed Securities—Agency	—	3,634,085,140	—	3,634,085,140
Residential Mortgage-Backed Securities—Non-Agency	—	882,955,124	4,762,545	887,717,669
U.S. Treasury Securities	1,114,887,383	548,442,742	—	1,663,330,125

Total Fixed Income Securities	1,114,887,383	5,443,504,345	4,762,545	6,563,154,273

Money Market Investments	134,931,423	—	—	134,931,423
Short-Term Investments*	332,454,395	—	—	332,454,395

Total Investments	1,582,273,201	5,443,504,345	4,762,545	7,030,540,091

Asset Derivatives
Futures Contracts
Interest Rate Risk	9,494,729	—	—	9,494,729

Total Investments	$1,591,767,930	$5,443,504,345	$4,762,545	$7,040,034,820

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

Note 1 — Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by the investment companies. All other securities including short- term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by Pricing Committee of TCW Investment Management Company LLC (the “Advisor”) in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (“Board”) and under the general oversight of the Board

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Interest Rate and total return swaps. Interest rate and total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2020 is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2019	$984,406	$17,856,321	$104,216	$25,245	$—	$4,916,586
Accrued Discounts (Premiums)	(357)	—	4,315	—	—	(210,182)
Realized Gain (Loss)	(1,256)	—	225	—	—	11,219
Change in Unrealized Appreciation	9,127	3,826,355	(7,508)	(5,610)	(3)	73,370
Purchases	—	—	—	—	—	—
Sales	(29,022)	—	(97)	—	—	(28,448)
Transfers in to Level 3	—	—	—	—	86	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of January 31, 2020	$962,898	$21,682,676	$101,151	$19,635	$83	$4,762,545

Change in Unrealized Appreciation from Investments Still Held at January 31, 2020	$9,127	$3,826,355	$(7,508)	$(5,610)	$(3)	$73,370

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2020 are as follows:

Description	Fair Value at 01/31/2020	Valuation Techniques*	Unobservable Input	Range	Average Weighted Price
TCW Core Fixed Income Fund
Residential Mortgage-Backed Securities	$962,898	Third-party Vendor	Vendor Prices	$114.577	$114.577
TCW Emerging Markets Income Fund
Foreign Government Bond	$21,682,676	Third-party Vendor	Vendor Prices	$12.75	$12.75
TCW Global Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$101,151	Third-party Vendor	Vendor Prices	$8.081	$8.081
TCW High Yield Bond Fund
Common Stocks	$19,635	Third-party Vendor	Vendor Prices	$3.5	$3.5
TCW Short Term Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$83	Third-party Vendor	Vendor Prices	$100	$100
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities—Non-Agency (Interest Only, Collateral Strip Rate Securities)	$4,762,545	Third-party Vendor	Vendor Prices	$0.741 - 11.993	$1.82

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2020, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives
Swaps Agreements	$—	$—	$671,779	$671,779
Futures Contracts (1)	—	—	1,555,185	1,555,185

Total Value	$—	$—	$2,226,964	$2,226,964

Liability Derivatives
Swaps Agreements	$—	$—	$(696,157)	$(696,157)

Total Value	$—	$—	$(696,157)	$(696,157)

Number of Contracts or Notional Amounts(3)
Swaps Agreements	$—	$—	$131,428,333	$131,428,333
Futures Contracts	—	—	1,136	1,136

TCW Emerging Markets Income Fund

Asset Derivatives
Investments (2)	$—	$1,385,506	$—	$1,385,506
Forward Contracts	—	185,504	—	185,504

Total Value	$—	$1,571,010	$—	$1,571,010

Liability Derivatives
Forward Contracts	$—	$(142,706)	$—	$(142,706)

Total Value	$—	$(142,706)	$—	$(142,706)

Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$58,551,659	$—	$58,551,659
Options Purchased	$—	$193,750,000	$—	$193,750,000

TCW Emerging Markets Local Currency Income Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives
Investments (2)	$—	$56,515	$—	$56,515
Forward Contracts	—	292,162	—	292,162

Total Value	$—	$348,677	$—	$348,677

Liability Derivatives
Forward Contracts	$—	$(941,910)	$—	$(941,910)

Total Value	$—	$(941,910)	$—	$(941,910)

Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$70,671,891	$—	$70,671,891
Options Purchased	$—	$11,655,000	$—	$11,655,000

TCW Enhanced Commodity Strategy Fund

Liability Derivatives
Swaps Agreements	$(77,566)	$—	$—	$(77,566)

Total Value	$(77,566)	$—	$—	$(77,566)

Notional Amounts(3)
Swaps Agreements	$1,246,940	$—	$—	$1,246,940

TCW Global Bond Fund

Asset Derivatives
Futures Contracts (1)	$—	$—	$58,196	$58,196
Forward Contracts	—	37,399	—	37,399

Total Value	$—	$37,399	$58,196	$95,595

Liability Derivatives
Forward Contracts	—	(8,848)	—	(8,848)

Total Value	$—	$(8,848)	$—	$(8,848)

Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$5,221,949	$—	$5,221,949
Futures Contracts	—	—	31	31

TCW High Yield Bond Fund
	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives
Futures Contracts (1)	$—	$—	$78,504	$78,504

Total Value	$—	$—	$78,504	$78,504

Liability Derivatives
Futures Contracts (1)	$—	$—	$(42,522)	$(42,522)

Total Value	$—	$—	$(42,522)	$(42,522)

Number of Contracts(3)
Futures Contracts	—	—	86	86

TCW Short Term Bond Fund

Asset Derivatives
Futures Contracts (1)	$—	$—	$1,379	$1,379

Total Value	$—	$—	$1,379	$1,379

Number of Contracts(3)
Futures Contracts	—	—	2	2

TCW Total Return Bond Fund

Asset Derivatives
Futures Contracts (1)	$—	$—	$9,494,729	$9,494,729

Total Value	$—	$—	$9,494,729	$9,494,729

Number of Contracts(3)
Futures Contracts	—	—	6,813	6,813

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Represents purchased options, at value.
(3)	Amount disclosed represents average notional amounts, which are representative of the volume traded for the period ended January 31, 2020.

Note 2 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market movement. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2020.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2020.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2020.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2020.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2020 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended January 31, 2020 to help manage interest rate duration of those Funds. Futures contracts outstanding at January 31, 2020 are listed in the Schedule of Investments.

Options: The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2020, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund purchased currency options.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2020, the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at January 31, 2020 are listed below:

TCW Core Fixed Income Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$876,635	$962,898	0.08%

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.687%, due 09/15/39	7/15/16	$952	$3,714	0.31%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.298%, due 04/11/37	3/26/15	$0	$21,885	0.12%

TCW Short Term Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Citigroup Commercial Mortgage Trust (12-GC8-XA)	Date	$7,400	$5,735	0.10%